As filed with the Securities and Exchange Commission on April 25, 2007

                                                             File No. 333-119916
                                                                       811-09065
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 10                                       |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 31                                                      |X|


                        (Check appropriate box or boxes.)
                              --------------------

                     PHLVIC Variable Universal Life Account
                           (Exact Name of Registrant)
                              --------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)
                              --------------------

               One American Row, Hartford, Connecticut 06103-2899
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              --------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06103-2899
                     (Name and Address of Agent for Service)

                              --------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

|X|  on May 1, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              --------------------

================================================================================

                                     PART A

                                                                     [VERSION A]


                              PHOENIX EXPRESS VUL(SM)
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE") (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)


PROSPECTUS                                                           MAY 1, 2007


This prospectus describes a variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference. Replacing any existing policy or contract with this policy may not be to your advantage. You should carefully compare this policy with your existing one and you should also determine if the replacement will result in any income taxes. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:

[envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")      [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
           PO Box 8027                                                         800/541-0171
           Boston, MA 02266-8027

                     TABLE OF CONTENTS

 Heading                                                Page
------------------------------------------------------------
BENEFIT/RISK SUMMARY .................................     3
  Policy Benefits ....................................     3
  Policy Risks .......................................     3
FEE TABLES............................................     4
  Transaction Fees....................................     4
  Periodic Charges Other than Fund Operating Expenses.     5
  Minimum and Maximum Fund Operating Expenses.........     5
  Annual Fund Expenses................................     6
PHL VARIABLE INSURANCE COMPANY .......................     9
PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT................     9
  Valuation Date .....................................     9
  Performance History ................................     9
VOTING RIGHTS ........................................     9

THE VARIABLE INVESTMENT OPTIONS.......................    10
   Administrative, Marketing and Support Service Fees.    10
THE GUARANTEED INTEREST ACCOUNTS......................    10
  Guaranteed Interest Account.........................    11
  Long-term Guaranteed Interest Account...............    11
CHARGES AND DEDUCTIONS................................    11
  General ............................................    11
  Charges Deducted from Premium Payments .............    11
  Periodic Charges ...................................    11
  Loan Interest Charged ..............................    12
  Conditional Charges ................................    12
  Tax Charges ........................................    13
  Fund Charges........................................    13
THE POLICY ...........................................    13
  Contract Rights: Owner, Insured, Beneficiary .......    13
  Contract Limitations................................    13
  Purchasing a Policy.................................    13
GENERAL ..............................................    14
  Postponement of Payments ...........................    14
  Death Benefit ......................................    14
PAYMENT OF PROCEEDS ..................................    15
  Surrender and Death Benefit Proceeds ...............    15
  Payment Amount......................................    15
  Surrenders..........................................    15
TRANSFER OF POLICY VALUE..............................    16
   Internet, Interactive Voice Response and Telephone
     Transfers........................................    16
   Transfer Restrictions..............................    16
MARKET TIMING AND OTHER DISRUPTIVE TRADING............    16
ADDITIONAL PROGRAMS...................................    17
   Asset Allocation and Strategic Programs............    17
SYSTEMATIC TRANSFER PROGRAMS..........................    18
  Asset Rebalancing Program...........................    18
  Dollar Cost Averaging Program.......................    18
POLICY LOANS..........................................    19
  Overloan Protection Provision.......................    20
POLICY LAPSE AND REINSTATEMENT........................    20
  Lapse...............................................    20
  Extended Term Insurance ............................    20
  Termination.........................................    21
  Reinstatement.......................................    21
FEDERAL INCOME TAX CONSIDERATIONS ....................    21
  Introduction........................................    21
  Income Tax Status...................................    21
  Policy Benefits.....................................    21
  Business-Owned Policies.............................    22
  Modified Endowment Contracts .......................    22
  Limitations on Unreasonable Mortality and Expense
     Charges..........................................    23
  Qualified Plans.....................................    23
  Diversification Standards...........................    23
  Owner Control.......................................    23
  Change of Ownership or Insured or Assignment........    24
  Other Taxes.........................................    24
  Withholding.........................................    24
THE PHOENIX COMPANIES, INC. -
   LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES.......    24
FINANCIAL STATEMENTS..................................    25
DISTRIBUTION..........................................    25
  Compensation........................................    26
  Percentage of Premium Payment.......................    26
  Promotional Incentives and Payments.................    26
  Preferred Distribution Arrangements.................    26

APPENDIX A - INVESTMENT OPTIONS.......................   A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS................   B-1

BENEFIT/RISK SUMMARY
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms, marked by italics, have been defined and can be found in Appendix B "Glossary of Special Terms" located at the end of the prospectus.

This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions of the policy.


POLICY BENEFITS

DEATH BENEFITS
This policy is a fixed and flexible premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies. All policies will be issued with Death Benefit Option 2, but you may change your Death Benefit Option after the fourth policy year.

[diamond]  Death Benefit Option 1 will equal the policy's face amount, or the minimum death benefit if greater.

[diamond]  Death Benefit Option 2 will equal the face amount plus the policy value, or the minimum death benefit if greater.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured person at the beginning of the policy year in which death occurs.

LOANS AND SURRENDERS
Generally, you may borrow up to the amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan towards the applicable limit.

The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may partially surrender any part of the policy at anytime. We may also impose a separate surrender charge.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.


INVESTMENT CHOICES
You may select a wide variety of subaccounts and a Guaranteed Interest Account. Each subaccount sometime referred to as an investment option in this prospectus and supplemental materials, invests directly in a mutual fund. You may transfer policy value among any of the subaccounts and the Guaranteed Interest Account while continuing to defer current income taxes.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
You may also elect an asset allocation or strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs,"


TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

PREMIUMS
The policy has a fixed premium for the first four years with flexible premiums thereafter. The amount of level premium that you will be required to pay in each of the first four years will be an amount that will not exceed the Guideline Level Premium (the level premium required, when accrued at 4% with guaranteed cost of insurance rates and assuming current expenses, for the policy value to equal the face amount at age 100) for your policy on the issue date. Also, this level premium will not exceed the TAMRA premium (the level premium required during the first seven policy years, when accrued at 4% with guaranteed cost of insurance rates and assuming no expenses, for the policy value to equal the face amount at age 100) for the face amount of your policy on the issue date.

OPTIONAL INSURANCE BENEFITS
At this time, additional benefits and riders are not available for this policy. However, we reserve the right to offer additional benefits and riders in the future.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first seven years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as required premiums are paid and the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the above conditions are not met, the policy will lapse, or end. You will receive an amount equal to the policy's cash surrender value in the event that the policy lapses and the cash surrender value is positive. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


TRANSFERS
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in the prospectus. We reserve the right to reject or restrict transfers if we or an underlying mutual fund determine the transfers reflect disruptive trading. Minimum balance and minimum transfer limits apply.


THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THERE ARE TWO TABLES DESCRIBING THE POLICY CHARGES. THE FIRST DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS, OR EXERCISE THE OVERLOAN PROTECTION PROVISION.

FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------
                                                   TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------

            CHARGE                               WHEN DEDUCTED                          MAXIMUM AMOUNT DEDUCTED

------------------------------------ --------------------------------- -------------------------------------------------------------
PREMIUM EXPENSE CHARGE               Upon premium payment               5% of the premium payment
------------------------------------ --------------------------------- -------------------------------------------------------------
ADMINISTRATION CHARGE (1)

Minimum - Maximum                    Monthly calculation day (2)        $0.04 per $1,000 of face amount to $0.35 per $1,000
                                     for the first 10 policy years      of face amount
Example for a Male, Age 45,
in the Standard Non-smoking                                             $0.22 per $1,000 of face amount
class
------------------------------------ --------------------------------- -------------------------------------------------------------
SURRENDER CHARGE (3,4)               Upon full surrender                35% of the policy's initial required annual premium, but
                                     or lapse                           not greater than policy value
------------------------------------ --------------------------------- -------------------------------------------------------------
PARTIAL SURRENDER CHARGE (3, 4)      Upon partial surrender of          Full surrender charge multiplied by the result of the
                                     policy value. Upon face            policy value before the surrender.
                                     amount decrease
                                                                        Full surrender charge multiplied by the result of dividing the face decrease amount by the amount before the reduction.
------------------------------------ --------------------------------- -------------------------------------------------------------
PARTIAL SURRENDER FEE                Upon partial surrender             We do not charge a partial surrender fee, but we reserve
                                                                        the right to charge up to a $25 fee from your policy value.
------------------------------------ --------------------------------- -------------------------------------------------------------
TRANSFER CHARGE                      Upon transfer                      We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer
                                                                        after the first twelve transfers.
------------------------------------ --------------------------------- -------------------------------------------------------------
                                     Upon exercise of the option,
OVERLOAN PROTECTION PROVISION        a one-time charge will be          A one-time transaction charge of 3.5% of the policy
                                     deducted on the next monthly       value will be deducted.
                                     calculation day(2)
------------------------------------------------------------------------------------------------------------------------------------

(1) This charge will vary according to issue age and face amount and is charged during the first ten policy years. The charge shown in the table may not be typical of the charge that you will pay. Your policy's specifications page will indicate the charge applicable to your policy. For more information, see "Charges and Deductions."
(2) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of that month.
(3) The surrender charge period is seven years.
(4) This charge is incurred only if there is a full surrender, partial surrender or face amount decrease.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                        PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

           CHARGE                          WHEN DEDUCTED                                MAXIMUM AMOUNT DEDUCTED
------------------------------------ --------------------------------- -------------------------------------------------------------
COST OF INSURANCE(1)
                                                                       $0.02 per $1,000 of amount at risk(2) to $83.33 per $1,000
  Minimum - Maximum                                                    of amount at risk(2) each month.

                                       On each monthly
  Example for a male age               calculation day.                $0.19 per $1,000 of amount at risk(2) per month.
  45 in the Standard
  Non-smoking class
------------------------------------ --------------------------------- -------------------------------------------------------------

MORTALITY AND EXPENSE
RISK CHARGE(3)                        Daily                            0.90% on an annual basis from amounts allocated to the
                                                                       Separate Account.

   Maximum
------------------------------------ --------------------------------- -------------------------------------------------------------
                                                                       Currently, there are no charges for taxes. We reserve the
                                                                       right to impose a charge should we become liable for taxes
TAX CHARGES                           When we become liable for        in the future. Possible taxes would include state or
                                      taxes                            federal income taxes on investment gains of the Separate
                                                                       Account and would be included in our calculation of
                                                                       subaccount values.
------------------------------------ -------------------------------- --------------------------------------------------------------
                                      Interest accrues daily and
                                      is due on each policy
LOAN INTEREST RATE CHARGE(4)          anniversary. If not paid on      The maximum net cost to the policy value is 2% of the loan
                                      that date, we will treat the     balance on an annual basis.
                                      accrued interest as another
                                      loan against the policy.
------------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, underwriting class, policy year, net amount at risk, and the ratio of policy value to death benefit. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. For more information, see "Charges and Deductions."
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information, see "Charges and Deductions" and "Loans."


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES AS A PERCENTAGE OF DAILY NET ASSETS, FOR THE YEAR ENDED DECEMBER 31, 2006, CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                       MINIMUM AND MAXIMUM FUND OPERATING EXPENSES
                                                                Minimum           Maximum

Total Annual Fund Operating Expenses (1)                         0.28%       -     5.12%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)


(1) The total and net fund operating expenses for each available investment portfolio are given in the following table.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


----------------------------------------------------------------------------------------------------------------------------------

                                            Investment Rule 12b-1   Other     Acquired      Total     Contractual    Total Net
                       Series               Management or Service Operating   Fund Fees  Annual Fund Reimbursements Annual Fund
                                               Fee        Fees     Expenses and Expenses   Expenses    & Waivers     Expenses
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund            0.61       0.00       0.30        0.00        0.91          0.00       0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund                     0.61       0.00       0.28        0.02(2)     0.91          0.00       0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund             0.72       0.00       0.32        0.02(2)     1.06          0.00       1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio     0.81       0.00       0.17        0.00        0.98          0.35      0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                      0.29       0.00       0.00        0.00        0.29         (0.01)      0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government
 Securities II                                 0.60       0.00       0.39        0.00        0.99          0.00       0.99(18)
----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II            0.60       0.00       0.42        0.00        1.02          0.00       1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio          0.57       0.10       0.09        0.00        0.76          0.00       0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities
 Portfolio                                     0.57       0.10       0.15        0.00        0.82          0.00       0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                 0.57       0.10       0.11        0.00        0.78          0.00       0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond
 Portfolio                                     0.32       0.10       0.12        0.00        0.54          0.00       0.54
----------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund               0.46       0.25       0.01        0.00        0.72          0.00       0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small Cap Portfolio         0.75       0.25       0.18        0.00        1.18          0.00       1.18
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio          0.50       0.00       0.46        0.00        0.96         (0.06)      0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio       0.48       0.00       0.39        0.00        0.87          0.00       0.87
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio           0.74       0.00       0.38        0.00        1.12          0.00       1.12
----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                 0.60       0.25       0.21        0.00        1.06          0.00       1.06
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio       1.15       0.25       0.60        0.00        2.00         (0.60)      1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio       0.85       0.25       0.15        0.00        1.25          0.00       1.25
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA      0.64       0.25       0.03        0.00        0.92          0.00       0.92
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA         0.63       0.25       0.03        0.00        0.91          0.00       0.91
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA     0.74       0.25       0.01        0.00        1.00          0.00       1.00
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series                 0.68       0.00       0.24        0.00        0.92          0.00       0.92(11c)

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                            Investment Rule 12b-1   Other     Acquired      Total     Contractual    Total Net
                       Series               Management or Service Operating   Fund Fees  Annual Fund Reimbursements Annual Fund
                                               Fee        Fees     Expenses and Expenses   Expenses    & Waivers     Expenses
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Growth and Income Series              0.70       0.00       0.27        0.00        0.97         (0.06)      0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                 0.80       0.00       0.35        0.00        1.15         (0.01)      1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Money Market Series                   0.40       0.00       0.26        0.00        0.66         (0.01)      0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Fixed Income Series      0.50       0.00       0.24        0.00        0.74          0.00       0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Short Term Bond Series   0.50       0.00       0.38        0.00        0.88         (0.18)      0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Allocation Series           0.59       0.00       0.25        0.00        0.84         (0.01)      0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series         0.75       0.00       0.26        0.00        1.01          0.00       1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series         0.85       0.00       0.42        0.00        1.27         (0.27)      1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                             0.75       0.00       0.27        0.00        1.02          0.00       1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Aggressive Growth                     0.40       0.25       1.02        0.31(12b)   1.98         (0.97)      1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Growth                                0.40       0.25       0.93        0.14(12b)   1.72         (0.88)      0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate                              0.40       0.25       2.45        0.19(12b)   3.29         (2.40)      0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate Growth                       0.40       0.25       1.34        0.15(12b)   2.14         (1.29)      0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap
 Value Series                                  1.05       0.00       0.28        0.00        1.33         (0.02)      1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap
 Value Series                                  1.05       0.00       0.31        0.00        1.36         (0.05)      1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series            0.70       0.00       0.30        0.00        1.00         (0.05)      0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Equity 500 Index
 Series                                        0.45       0.00       0.32        0.00        0.77         (0.14)      0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT CommodityRealReturn(TM)
 Strategy Portfolio                            0.49       0.25       0.25        0.03(2)     1.02         (0.03)      0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Real Return Portfolio               0.25       0.25       0.25        0.00        0.75          0.00       0.75
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Total Return Portfolio              0.25       0.25       0.25        0.00        0.75          0.00       0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Inverse
 Government Long Bond Fund                     0.90       0.00       4.22        0.00        5.12          0.00       5.12
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                0.75       0.00       0.73        0.00        1.48          0.00       1.48
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector
 Rotation Fund                                 0.90       0.00       0.74        0.00        1.64          0.00       1.64
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets
 Securities Fund                               1.23       0.25       0.24        0.00        1.72          0.00       1.72
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund             0.63       0.25       0.15        0.03        1.06         (0.03)      1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation
 Fund                                          0.62       0.25       0.23        0.01        1.11         (0.01)      1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund              0.74       0.25       0.04        0.00        1.03          0.00       1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income
 Portfolio                                     0.43       0.35       0.30        0.00        1.08          0.00       1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                   0.99       0.00       0.20        0.00        1.19          0.00       1.19
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                0.91       0.00       0.10        0.00        1.01          0.00       1.01
----------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                 0.85       0.00       0.09        0.00        0.94          0.00       0.94
----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                 0.90       0.00       0.05        0.00        0.95          0.00       0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)   The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

            Expense Cap %              Expense Cap %              Expense Cap %
      a         0.15            c           0.25          e           0.35
      b         0.20            d           0.30

(12)a The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

(12)b As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15)  Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

------------------------------------------------------------------------------
                                                          Net Annual Fund
                  Fund                    Reimbursements      Expenses
------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                              (0.27)            0.72
Federated High Income Bond Fund II            (0.25)            0.77
Fidelity VIP Contrafund(R) Portfolio          (0.01)            0.75
Fidelity VIP Growth Opportunities
   Portfolio                                  (0.04)            0.78
Fidelity VIP Growth Portfolio                 (0.01)            0.77
Van Kampen UIF Equity and Income
   Portfolio                                  (0.30)            0.78

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

PHL Variable Insurance Company is a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899. Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our", "Company").



PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------
PHL Variable established the Separate Account as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of PHL Variable.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.

PHL Variable does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;

2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;

2)  the ratification of the independent accountants for the fund;

3)  approval or amendment of investment advisory agreements;

4)  a change in fundamental policies or restrictions of the series; and

5)  any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become available for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
The Company and the principal underwriter for the policies have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the policies receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses.

For additional information concerning the available investment options, please see Appendix A.



THE GUARANTEED INTEREST ACCOUNTS
--------------------------------------------------------------------------------
In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT
We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total non-loaned policy value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  First Year:     25% of the total value
[diamond]  Second Year:    33% of remaining value
[diamond]  Third Year:     50% of remaining value
[diamond]  Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
The amount that can be transferred out is limited to the greatest of (a) $1,000,
(b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We deduct a charge of 5% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day from the subaccounts, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account according to your specified allocation instructions. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.


COST OF INSURANCE
We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 125% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the insured's last birthday. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either non-tobacco risk class or a tobacco risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the non-tobacco risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality tobacco risk class.


The current monthly cost of insurance rate will vary based on the ratio of the policy value to the death benefit on any monthly calculation day. If the ratio of the policy value to the death benefit is greater than or equal to 20% and less than 40%, then the current cost of insurance rate will be discounted by 5%. If the ratio of the policy value to the death benefit is greater than 40%, then the current cost of insurance rate will be discounted by 10%.


 -------------------------------------------------------------------------------
          RATIO OF POLICY VALUE TO                    REDUCTION IN CURRENT
               DEATH BENEFIT                         COST OF INSURANCE RATE
 ------------------------------------------- -----------------------------------
 Less than 20%                                               0%
 ------------------------------------------- -----------------------------------
 Greater than or equal to 20% and less                       5%
 than 40%
 ------------------------------------------- -----------------------------------
 Greater than or equal to 40%                               10%
 -------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE
--------------------------------------------------------------------------------
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.


During the first ten policy years, your policy will pay a mortality and expense risk charge daily equal to 0.00132% (0.48% annually) of the balance in each subaccount. Beginning in policy year 11, your policy will pay a mortality and expense risk charge daily equal to 0.00033% (0.12% annually) of the balance in each subaccount. These rates are current and are not guaranteed. The daily guaranteed mortality and expense risk charge is equal to 0.00247% (0.90% annually) of the balance in each subaccount.

We review the mortality and expense risk charge periodically, and may re-determine the charge at such time on a basis that does not discriminate unfairly within any class of insureds. Any change will be determined prospectively.


ADMINISTRATION CHARGE
We deduct a monthly charge per $1,000 of face amount during the first 10 policy years. The monthly charge per $1,000 of face amount is calculated as follows.

(Issue Age/150) - .08

The table below provides examples of the Administration Charge for various issue ages.

--------------------------------------------------------------
                               ADMINISTRATION CHARGE
       ISSUE AGE              PER 1,000 OF FACE AMOUNT
------------------------- ------------------------------------
          18                           0.040
------------------------- ------------------------------------
          25                           0.087
------------------------- ------------------------------------
          35                           0.153
------------------------- ------------------------------------
          45                           0.220
------------------------- ------------------------------------
          55                           0.287
------------------------- ------------------------------------
          65                           0.353
--------------------------------------------------------------

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

--------------------------------------------------------------------------------
                                                   RATE WE CREDIT THE LOANED
     POLICY            LOAN INTEREST RATE          PORTION OF THE GUARANTEED
     YEARS                   CHARGED                   INTEREST ACCOUNT
---------------- ---------------------------- ----------------------------------
1-10                            5%                            3%
---------------- ---------------------------- ----------------------------------
11-15                           4%                            3%
---------------- ---------------------------- ----------------------------------
16+                             3%                            3%
--------------------------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Subject to approval in your state, the policy loan interest rates for policy years 11 and subsequent, may change (based upon issue age of the insured). Under the revised schedule, we charge loan interest at an effective annual rate of 3% at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).


CONDITIONAL CHARGES
The surrender charge applies during the first seven policy years if you surrender the policy for its cash surrender value, request a face amount decrease, or allow the policy to lapse.

[diamond]  SURRENDER CHARGE. The surrender charge applies during the first seven policy years if you surrender the policy for its cash surrender value or request a face amount decrease. The surrender charge is 35% of the initial annual required premium amount. This charge is intended to recoup the costs incurred in issuing the policy. The actual surrender charge will never exceed policy value; therefore, we will never require you to submit an additional payment in order to surrender your policy. The surrender charge will be shown on your policy's schedule pages.

[diamond]  PARTIAL SURRENDER CHARGE
           o REQUESTED FACE AMOUNT DECREASE - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. This charge is intended to recoup the costs of issuing the policy.

           o PARTIAL SURRENDER OF POLICY VALUE - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any surrender of policy value. Face amount reductions may result if you request a partial surrender of policy value. This charge is intended to recoup the costs of issuing the policy.

[diamond]  PARTIAL SURRENDER FEE. Should you withdraw a portion of your policy value, we will not charge you. However, we reserve the right to charge up to a $25 fee from your policy value upon prior written notice. A portion of the surrender charge may also apply. This charge is intended to recoup the cost of administering the partial surrender of policy value.

[diamond]  TRANSFER CHARGE. Currently, we do not charge for transfers, however, we reserve the right to charge up to $20 for each transfer in excess of twelve each policy year upon prior written notice. This charge, if we were to impose a transfer charge would be intended to recoup the cost of administering the transfer.

[diamond]  OVERLOAN PROTECTION OPTION CHARGE. A one-time transaction charge of
           3.5% of the policy value will be deducted on the monthly calculation day following election of the option. This charge is intended to recoup the cost of insurance for the remainder of the policy duration.

TAX CHARGES
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the Fee Tables Section of this prospectus.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. A policy may be issued to insureds ages 18 through 65. We will require that you provide evidence that the person to be insured is, in fact, insurable.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
[diamond]  You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at VULA, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

[diamond]  Subject to applicable legal and regulatory requirements, the Company reserves the right to purchase your policy in those instances where you have agreed to sell your policy to a duly licensed viatical settlement company. If the Company exercises this right it will pay the agreed upon price offered by the viatical settlement company.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS
This prospectus describes a fixed and flexible premium variable universal life insurance policy. It has a required premium for the first four years with flexible premiums thereafter. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Accounts. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the funds to which premiums have been allocated.

A number of factors concerning the person insured and the policy features you desire will affect our required issue premium. The age, gender, and risk class can affect the issue premium, as can policy features such as the face amount and added benefits.

The issue premium is due on the policy date. The insured person must be alive when the issue premium is paid. You must deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Accounts will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM

We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts upon receipt of a completed application, in accordance with your allocation instructions. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations." However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the money market subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Accounts in accordance with your allocation instructions in the application for insurance. Premium payments received by us will be reduced by the premium expense charge.


Premium payments received during a grace period, after deduction of the premium expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Accounts, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any debt; plus

2)  any monthly deductions and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any debt and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond]  we may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts;

[diamond]  we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day) or may have closed early; or

[diamond]  when the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

DEATH BENEFIT
Death Benefit Option 1 will pay the policy's face amount on the date of the insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the insured person's death but not less than the minimum death benefit.

All policies will be issued with Death Benefit Option 2. Death Benefit Option changes are permitted after the 4th policy year.

After age 100, the death benefit option is automatically changed to Death Benefit Option 1.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in which death occurs.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PARTIAL SURRENDER AND REQUESTED DECREASES IN FACE AMOUNT: EFFECT ON DEATH
BENEFIT
A partial surrender or a requested decrease to face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A requested decrease in face amount reduces the death benefit on the next monthly calculation day by the requested amount of the face decrease. A partial surrender reduces the death benefit immediately by the amount of the partial surrender. A decrease in the death benefit may have tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Generally, there will be a pro-rata reduction of the cost of insurance and administration charges. For more information, see "Federal Income Tax Consideration - Partial Surrenders."

REQUESTS FOR INCREASE IN FACE AMOUNT
Face amount increases are not available with this policy.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another mode of payment has been agreed upon by you and us. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured person dies.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum.

PAYMENT AMOUNT
We will make the death benefit payment based on the death benefit option in effect at the time.

--------------------------------------------------------------------------------
                                   Value we apply to payment option
---------------------------------- ---------------------------------------------
Death Benefit Option 1             Policy face amount
---------------------------------- ---------------------------------------------
Death Benefit Option 2             Policy face amount plus policy value
--------------------------------------------------------------------------------

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding debt.

The cash surrender value is the policy value reduced by outstanding debt on the surrender date.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit partial surrenders of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:

[diamond]  Partial Surrender Amount - the portion of the cash surrender value you choose, but not less than $500; plus


[diamond]  Partial Surrender Fee -currently set at $0 (not to exceed $25); plus

[diamond]  Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash surrender value by the partial surrender amount paid. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.


TRANSFER OF POLICY VALUE
--------------------------------------------------------------------------------

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. You may also write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on the front page.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve-transfer limit.
For more information, see "Market Timing and Other Disruptive Trading."


You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized transfer instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS

We do not permit transfers of less than $500 unless either:

[diamond]  the entire balance in the subaccount or the Guaranteed Interest
           Accounts is being transferred; or

[diamond]  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may make additional transfers out of the Guaranteed Interest Account if the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. The amount you may transfer is limited to the greater of $1,000, 10% of the value of the Long-term Guaranteed Interest Account or the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."



MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------
We discourage market timing activity, frequent transfers of policy value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


ADDITIONAL PROGRAMS
--------------------------------------------------------------------------------
You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer government, corporate, municipal).

We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

* "S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

The following programs are currently available:

[diamond]  FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
           Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

           o   Franklin Income Securities Fund - 34%
           o   Mutual Shares Securities Fund - 33%
           o   Templeton Growth Securities Fund - 33%

[diamond]  PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
           PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

           o   Conservative Portfolio
           o   Moderately Conservative Portfolio
           o   Moderate Portfolio
           o   Moderately Aggressive Portfolio
           o   Aggressive Portfolio

           On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.

[diamond]  PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
           The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

           o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
           o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
           o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
           o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

           If you should elect any of the programs listed above, transfers made under these programs will not reduce the 12 transfers per year limit under this policy.


SYSTEMATIC TRANSFER PROGRAMS
--------------------------------------------------------------------------------
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

We do not charge for these programs.

ASSET REBALANCING PROGRAM
Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

DOLLAR COST AVERAGING PROGRAM
Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]  $25 monthly             [diamond]  $150 semiannually
[diamond]  $75 quarterly           [diamond]  $300 annually

You must have at least $2,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect.


POLICY LOANS

--------------------------------------------------------------------------------
Generally, you may borrow up to amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan toward the applicable limit. We generally do not allow loans under $500 except to pay premiums on any PHL Variable policies (including affiliates).

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from the subaccounts and the Guaranteed Interest Accounts for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------------------------
 POLICY YEARS                                     LOAN INTEREST RATE
-------------------------------------- -----------------------------------------
 1-10                                                     5%
 11-15                                                    4%
 16 and after                                             3%
--------------------------------------------------------------------------------


The policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. We charge loan interest at an effective annual rate of 3% at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).


At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts, the non-loaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts, at the rate we credit the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding debt.

The proceeds of policy loans may be subject to federal income tax under some circumstances. If a request for a decrease in face amount occurs, the contract will have to be retested under section 7702 and 7702A of the Internal Revenue Code. This decrease may cause the contract to become a Modified Endowment Contract and impact the testing under section 7702. Following reduction in the face amount, if the contract becomes a Modified Endowment Contract, any loan on the policy must be treated as a taxable distribution to the owner to the extent of gain in the policy.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of the subaccounts, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.

Subject to approval in your state, the policy loan interest rates for policy years 11 and subsequent, may change (based upon issue age of the insured). Under the revised schedule, we charge loan interest at an effective annual rate of 3% at the earlier of the 16th policy year or upon the insured reaching age of 65 (but not before policy year 11).

OVERLOAN PROTECTION PROVISION
This option is designed to prevent a heavily loaned policy from lapsing and may be exercised under the following conditions.

[diamond]  The policy has been in force for at least 15 years.

[diamond]  The Insured is at least 75 years old.

[diamond]  All premiums paid have been withdrawn by partial surrender.

[diamond]  The loan balance is equal to 96% of the policy value (any loan in excess of this amount must be repaid).

Note: If the loan balance exceeds 96% of the policy value, the loan balance in excess of 96% must be repaid at the time that this provision is requested.

When you elect this option, the following actions will occur on the next monthly calculation day.

[diamond]  Riders in effect, if any, will terminate;

[diamond]  Deduction of a one-time transaction charge of 3.5% of the policy value;

[diamond]  The death benefit option will permanently change to Death Benefit
           Option 1;

[diamond]  The face amount will be reduced to the policy value multiplied by
           101%;

[diamond]  The remaining policy value will be transferred to the Long Term
           Guaranteed Interest Account. No transfer charge will be assessed for this transfer. No further transfers will be allowed;

[diamond]  The death benefit will be the greater of:

           o   the new face amount, or

           o the greater of the policy value or the loan multiplied by the applicable minimum death benefit percentage.

After election of this option, monthly charges will no longer be assessed; however, loan interest will continue to accrue. No additional premium payments will be accepted. No additional partial surrenders, policy loans or loan repayments will be allowed. Any loan balance will reduce the death benefit payable and the loan interest will continue to accrue.


POLICY LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first 7 policy years, required premiums are not paid or the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the required premium less the actual premium to prevent the policy from lapsing.

If, at any time after the first seven policy years, the cash surrender value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the amount required to provide a positive cash surrender value to prevent the policy from lapsing.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur. By lapse, we mean that the policy is no longer in full force and has no value except to the extent of any extended insurance provided by the cash surrender value, if any, as described in the "Extended Term Insurance" section below.

The policy will remain in force during the grace period; however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

EXTENDED TERM INSURANCE
If this policy lapses during the required annual premium years payable period and has a positive cash surrender value on the date of lapse, coverage under this policy will continue as Extended Term Insurance. At that time, all values from the Separate Account and all values from the Long-term Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account. We then assess the full surrender charge against the policy, which will be taken from the non-loaned portion of the Guaranteed Interest Account.

If the policy is in Death Benefit Option 1, the face amount of the policy will be reduced by the amount of any outstanding debt in effect on the date of lapse.

If the policy is in Death Benefit Option 2, the face amount will remain unchanged; however the policy value will be reduced by the amount of any outstanding debt in effect on the date of lapse.

The loaned portion of the Guaranteed Interest Account would then be set to zero, and there will no longer be any outstanding debt in effect under the policy. At the time the policy lapses to Extended Term Insurance, the policy value would be set equal to the cash surrender value as of the date of lapse.

Once the policy has lapsed to Extended Term Insurance, the monthly administration charge will no longer apply, and no additional premium payments, transfers, partial surrenders, risk classification changes, or changes in face amount may be made. In addition, policy loans will no longer be available. All additional benefit riders will terminate unless they provide otherwise.

While this policy is in force as Extended Term Insurance, monthly processing will proceed with the following difference:

[diamond]  the cost of insurance charge rates will be those in effect for
           Extended Term Insurance, but in no event will such rates be higher than the maximum guaranteed cost of insurance rates.

This policy will be continued as Extended Term Insurance until the first monthly calculation day that the policy value is not sufficient to pay the monthly deduction. In such event, the policy will lapse and terminate without value as of such date.

TERMINATION
This policy terminates automatically on the earliest of the date of death, full surrender, the date that the grace period expires without the payment of sufficient premium in accordance with the lapse provision or until the first monthly calculation day that the policy value is not sufficient to pay the monthly deduction in accordance with the lapse provision.

REINSTATEMENT
Unless this policy has been surrendered for its cash surrender value, this policy may be reinstated at any time within three years from the date of the premium default. You may request reinstatement in writing and will require submission of evidence of insurability satisfactory to us along with the payment of all required annual premiums in arrears with interest at a rate of 6% compounded annually, or an amount if greater that would result in a cash surrender value equal to at least three monthly deductions.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Accounts are separate entities from Phoenix Life Insurance Company. PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration. Also, a policy owner should not be considered to be in constructive receipt of the cash surrender value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.


Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash surrender value, the excess, if any, of the policy value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.


BUSINESS-OWNED POLICIES

If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of policy value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet the "7-pay test" of Code Section 7702A.


This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, and is not materially changed, the policy generally will not be subject to the modified endowment contract rules.


PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond]  made on or after the taxpayer attains age 59 1/2;

[diamond]  attributable to the taxpayer's disability (within the meaning of
           Code Section 72(m)(7)); or

[diamond]  part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond]  First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]  Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:


           o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.


A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond]  55% in any one investment
[diamond]  70% in any two investments
[diamond]  80% in any three investments
[diamond]  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.


OWNER CONTROL
    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and the company, regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, The company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------
We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of PHLVIC Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information ("SAI"), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Accounts' rates that we credit during a guarantee period.



DISTRIBUTION
--------------------------------------------------------------------------------

The company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the company and its affiliated companies. The company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


PEPCO and the company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the company under applicable state insurance law and must be licensed to sell variable life insurance products. The company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION
Broker-dealers having selling agreements with PEPCO and the company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.


The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 112% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.


PERCENTAGE OF PREMIUM PAYMENT
We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS
To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS
The company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services, National Financial Partners, FFR Financial and Insurance Services, and BISYS Insurance Services, Inc.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital    Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                            LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                                   Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration                        Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                                    Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital                  Investment Advisory
                                             growth                                                     Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.


AGE: The age of the insured on the last birthday.

AMOUNT AT RISK: The amount at risk equals the difference between the total death benefit we would pay and the policy value.

CASH SURRENDER VALUE: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DEBT: Unpaid policy loans with accrued interest.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.


IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.



MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.


PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.


POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Accounts.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.


SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated. The subaccounts, in turn, purchase shares in corresponding underlying funds.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

VALUATION PERIOD: The period in days from the end of one valuation date through the next valuation date.


WE (OUR, US, COMPANY): PHL Variable Insurance Company.

YOU (YOUR): The owner of this policy at the time an owner's right is exercise

[logo]
PHOENIX

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
--------------------------------------------------------------------------------












Additional information about the Phoenix Express VUL(SM) (the "Policy") and the PHLVIC Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI and personalized illustrations of death benefits and net surrender values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: phoenixwm.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 20549.

PHL Variable Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

v615

Investment Company Act File No. 811-09065

L4113PR (C) 2007 The Phoenix Companies, Inc.                                5-07

                                                                     [VERSION B]

                             PHOENIX EXPRESS VUL(SM)

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE") (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)


PROSPECTUS                                                           MAY 1, 2007

This prospectus describes a variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference. Replacing any existing policy or contract with this policy may not be to your advantage. You should carefully compare this policy with your existing one and you should also determine if the replacement will result in any income taxes. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at our Main Administrative Office:

[envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS            [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION
           PO Box 8027                                                      800/541-0171
           Boston, MA 02266-8027

                       TABLE OF CONTENTS

 Heading                                                Page
------------------------------------------------------------

BENEFIT/RISK SUMMARY .................................     3
  Policy Benefits ....................................     3
  GMWB Policy Benefits ...............................     4
  Policy Risks .......................................     4
  GMWB Policy Risks ..................................     4
FEE TABLES............................................     6
  Transaction Fees for All Policies...................     6
  Transaction Fees - Policies without the GMWB
     Feature..........................................     6
  Charges Deducted from Policy Value Other than Fund
     Operating Expenses for All Policies..............     7
  Guaranteed Minimum Withdrawal Benefit (GMWB) Fee....     8
  Minimum and Maximum Fund Operating Expenses
     for All Policies.................................     8
  Annual Fund Expenses for All Policies...............     9
PHL VARIABLE INSURANCE COMPANY .......................    12
PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT................    12
  Business Day........................................    12
  Performance History ................................    12

VOTING RIGHTS ........................................    12
THE VARIABLE INVESTMENT OPTIONS.......................    13
  Administrative, Marketing and Support Service Fees..    13
THE GUARANTEED INTEREST ACCOUNTS......................    13
  Guaranteed Interest Account.........................    14
  Long-term Guaranteed Interest Account...............    14
CHARGES AND DEDUCTIONS................................    14
  General ............................................    14
  Charges Deducted from Premium Payments .............    14

  Charges Deducted from Policy Value -

     Monthly Charges..................................    14
  Charges Deducted from Policy Value -
     Daily Charges....................................    15
  Conditional Charges ................................    15
  Loan Interest Charged ..............................    16
  Tax Charges ........................................    16
  Fund Charges........................................    16
THE POLICY ...........................................    16
  Contract Rights: Owner, Insured, Beneficiary .......    16
  Other Policy Provisions.............................    17
  Policy Limitations..................................    17
  Purchasing a Policy.................................    17
TRANSFER OF POLICY VALUE..............................    18
   Internet, Interactive Voice Response and Telephone
     Transfers........................................    18
  Transfer Restrictions...............................    19
MARKET TIMING AND OTHER DISRUPTIVE TRADING ...........    19
ADDITIONAL PROGRAMS...................................    20
   Asset Allocation and Strategic Programs............    20
SYSTEMATIC TRANSFER PROGRAMS..........................    21
  Asset Rebalancing Program...........................    21
  Dollar Cost Averaging Program.......................    22
DEATH BENEFITS AND CHANGES IN FACE AMOUNTS ...........    22
  Death Benefit ......................................    22
PAYMENT OF PROCEEDS ..................................    23
  Surrender and Death Benefit Proceeds................    23
  Death Benefit Payment...............................    23
  Surrenders..........................................    23
  Postponement of Payments............................    23
POLICY LOANS..........................................    24
  Overloan Protection Provision.......................    25
GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB")
FEATURE...............................................    25
  General.............................................    25
  GMWB Waiting Period.................................    25
  Withdrawal Limit ...................................    25
  Withdrawal Limit Step-up............................    26
  Change of Withdrawal Limit Percentage...............    26
  Overdrawn Protection and GMWB Benefit Payments .....    26
  Termination of the GMWB Feature.....................    27
POLICY LAPSE AND REINSTATEMENT........................    27
  Lapse...............................................    27
  Extended Term Insurance ............................    28
  Termination.........................................    28
  Reinstatement.......................................    28
FEDERAL INCOME TAX CONSIDERATIONS ....................    28
  Introduction........................................    28
  Income Tax Status...................................    28
  Policy Benefits.....................................    29
  Business-Owned Policies.............................    29
  Modified Endowment Contracts .......................    29
  Limitations on Unreasonable Mortality and Expense
     Charges..........................................    30
  Qualified Plans.....................................    30
  Diversification Standards...........................    30
  Owner Control.......................................    31
  Change of Ownership or Insured or Assignment........    31
  Other Taxes.........................................    31
  Withholding.........................................    31
THE PHOENIX COMPANIES, INC. -
  LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES........    32
FINANCIAL STATEMENTS..................................    32
DISTRIBUTION..........................................    33
  Compensation........................................    33
  Percentage of Premium Payment.......................    33
  Promotional Incentives and Payments.................    33
  Preferred Distribution Arrangements.................    33

APPENDIX A - INVESTMENT OPTIONS.......................   A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS................   B-1

BENEFIT/RISK SUMMARY
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms, marked by italics, have been defined and can be found in Appendix B "Glossary of Special Terms" located at the end of the prospectus.

This prospectus contains information about the material rights and features of the policy that you should understand before investing. Some policy features may vary due to differences in state.

This prospectus describes a fixed and flexible premium variable universal life insurance policy that is both an insurance product and a security. The policy is intended to provide flexibility for financial and investment planning for those persons needing death benefit protection.

You may purchase this policy either with or without the Guaranteed Minimum Withdrawal Benefit (GMWB) Feature. Your decision at issue, however, is irrevocable. The provisions and benefits discussed throughout this prospectus are generally applicable to both policy versions. Any differences due to purchasing the GMWB feature are indicated.

The policy has a required annual premium for the first four years with flexible premiums thereafter. The required annual premium is designed to conform to Internal Revenue Code ("IRC") Guideline Level Premium and TAMRA restrictions. The IRC limits the amount of money that you may put into a life insurance policy and still meet the definition of life insurance for tax purposes. The amount of level premium that you will be required to pay in each of the first four years will be an amount that will not exceed the Guideline Level Premium for your policy on the issue date. Also, this level premium will not exceed the TAMRA premium (the level premium required during the first seven policy years, when accrued at 4% with guaranteed cost of insurance rates and assuming no expenses, for the policy value to equal the face amount at age 100) for the face amount of your policy on the issue date. For more information, refer to the section on "Federal Income Tax Considerations."

POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the insured under the policy dies. All policies are issued with Death Benefit Option B, but you may change your death benefit option after the fourth policy year.


[diamond] Death Benefit Option A will equal the policy's face amount, or the minimum death benefit if greater.

[diamond] Death Benefit Option B will equal the face amount plus the policy value, or the minimum death benefit if greater.


The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured at the beginning of the policy year in which death occurs.

LOANS AND SURRENDERS
Generally, you may borrow up to the amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan towards the applicable limit.

The net surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may withdraw any part of your policy value at anytime. We may also impose a separate surrender charge.

You may surrender this policy anytime for its net surrender value. A surrender charge may be imposed.

INVESTMENT CHOICES

You may select from a wide variety of subaccounts and two Guaranteed Interest Accounts. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a mutual fund. You may transfer policy value among any of the subaccounts and the Guaranteed Interest Accounts while continuing to defer current income taxes.


ASSET ALLOCATION AND STRATEGIC PROGRAMS
You may participate in an asset allocation or strategic program. Presently we offer two asset allocation programs, the Phoenix-Ibbotson Strategic Models and the Phoenix-S&P Dynamic Asset Allocation Series*, and one strategic program, the Franklin Templeton Founding Investment Strategy. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. Each asset allocation or strategic program offers a range of asset allocation options. If you purchase the GMWB feature, you must also elect an asset allocation or strategic program through which to allocate your premiums and policy value. For more information on asset allocation and strategic programs, refer to the section on "Asset Allocation and Strategic Programs" under "Purchasing a Policy."

*"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

TAX BENEFITS
Under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account and the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a withdrawal from the policy, however, could result in recognition of income for tax purposes.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and at least the minimum initial premium. This will provide you with immediate insurance protection under the terms set forth in the Receipt.

OPTIONAL INSURANCE BENEFITS
Currently, additional riders are not available for this policy; however, we reserve the right to offer additional riders in the future.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

GMWB POLICY BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEATURE
You may purchase this policy with a Guaranteed Minimum Withdrawal Benefit (GMWB) feature. The GMWB feature guarantees a minimum income benefit regardless of investment performance, subject to an annual Withdrawal Limit and the GMWB Waiting Period. If you purchase this policy with the GMWB feature, you must select an asset allocation or strategic program for your initial and subsequent premium payments and payments will be allocated to the subaccounts according to the program that you select.

OVERDRAWN PROTECTION
Overdrawn protection maintains a minimum policy value and death benefit preventing the policy from terminating prior to the death of the insured.

POLICY RISKS

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable for short-term savings and investment. The policy may also be unsuitable if you do not require death benefit protection, as there are additional costs and expenses associated with providing insurance.

Surrender charges apply during the first seven years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

ADVERSE TAX RISK
If the cumulative premium you pay exceeds a defined limit, your policy may become a modified endowment contract, as defined by Internal Revenue Code section 72(e). Surrenders, withdrawals and loans (as well as GMWB benefit payments if you purchase the GMWB feature) under the policy will then be taxable as ordinary income to the extent that there are earnings in the policy, and a 10% penalty may apply to these distributions.

RISK OF LAPSE
Your policy will remain in force as long as required premiums are paid and the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the above conditions are not met, the policy will lapse, or end. You will receive an amount equal to the policy's net surrender value in the event that the policy lapses and the net surrender value are positive. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

RISKS OF ACCESSING POLICY VALUES
The drawbacks to accessing policy values through loans and withdrawals include decreases in the face amount of your policy, reductions in the death benefit, and lower policy values. Reductions in policy values may increase the risk of lapse and the loss of insurance protection. If you fully surrender the policy prior to the seventh policy year, you will be assessed a surrender charge. Taking a loan, surrendering your policy or withdrawing a part of your policy values may also result in recognition of income for tax purposes.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


TRANSFER RISKS
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in the prospectus. We reserve the right to reject or restrict transfers if we or an underlying mutual fund determine the transfers reflect disruptive trading. Minimum balance and minimum transfer limits apply.


GMWB POLICY RISKS

GMWB WAITING PERIOD
If you purchase the GMWB feature, you will be subject to the GMWB Waiting Period. The GMWB Waiting Period represents the period of time before you are eligible to receive benefits under the GMWB feature. The GMWB Waiting Period begins on the policy date and ends on the later of the 10th policy anniversary and the policy anniversary following the insured's 55th birthday.

GMWB RESTRICTIONS
If you purchase the GMWB feature, you must allocate your premiums and policy values in accordance with one of our asset allocation or strategic programs. Any required participation in an applicable asset allocation or strategic programs will be determined on the policy date and will not change while the policy is in effect. Although the asset allocation or strategic programs allow you to choose an allocation for your premiums and policy values, your ability to select specific subaccounts and to transfer premium payments and policy value among the various subaccounts will be restricted. You will also be restricted from allocating premiums and policy values to the Guaranteed Interest Accounts.

The diversification provided by asset allocation or strategic programs does not guarantee or protect against loss. There is no guarantee that a diversified portfolio will outperform a non-diversified portfolio. You bear all the corresponding investment risks.

The amount of the guaranteed minimum income benefit that you will receive is contingent upon certain elections being made. Refer to the "Guaranteed Minimum Withdrawal Benefit (GMWB)" section of this prospectus as well as your policy for more information.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE, WHICH APPLIES TO ALL VERSIONS OF THE POLICY, DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE AMONG INVESTMENT OPTIONS.

FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------
                                         TRANSACTION FEES FOR ALL POLICIES
------------------------------------------------------------------------------------------------------------------------------------

       CHARGE                        WHEN DEDUCTED                                      MAXIMUM AMOUNT DEDUCTED

------------------------------------------------------------------------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment                   5% of the premium payment
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE (1)

Minimum - Maximum
                                 Monthly calculation date (2)
Example for a Male, Age 45       for the first 10 policy years          $0.04 per $1,000 of face amount to $0.35 per $1,000 of face
In the Standard Non-                                                    amount
smoking class                                                           $0.22 per $1,000 of face amount
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                 Upon surrender or lapse                35% of the policy's required annual premium, but not greater than policy value in policy years 1-7; 0% thereafter.
                                 ---------------------------------------------------------------------------------------------------
                                 Upon withdrawal of policy value.       Surrender charge multiplied by the result of dividing the
                                                                        withdrawal amount by the surrender value
                                 ---------------------------------------------------------------------------------------------------
                                 Upon face amount decrease              Surrender charge multiplied by the result of dividing the
                                                                        face decrease amount by the face amount before the reduction
------------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL FEE                   Upon withdrawal                        We do not charge a withdrawal fee, but we reserve the right to charge up to a $25 fee from your policy value.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                  Upon transfer                          We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer
                                                                        after the first twelve transfers in any policy year.
-----------------------------------------------------------------------------------------------------------------------------------


THIS TABLE DESCRIBES THE FEE YOU WILL PAY IF YOU EXERCISE THE OVERLOAN PROTECTION PROVISION (AVAILABLE ONLY ON POLICIES WITHOUT THE GMWB FEATURE). THIS FEE IS CHARGED IN ADDITION TO THE TRANSACTION FEES LISTED ABOVE AND THE PERIODIC EXPENSES LISTED BELOW.

                                   TRANSACTION FEES - POLICIES WITHOUT THE GMWB FEATURE
-----------------------------------------------------------------------------------------------------------------------------------

       CHARGE                        WHEN DEDUCTED                                      MAXIMUM AMOUNT DEDUCTED

-----------------------------------------------------------------------------------------------------------------------------------
OVERLOAN PROTECTION              Upon exercise of the option            A one-time transaction charge of 3.5% of the policy value.
PROVISION                        on the next monthly calculation
                                 date(2)
-----------------------------------------------------------------------------------------------------------------------------------

(1) This charge will vary according to issue age and face amount and is charged during the first ten policy years. The charge shown in the table may not be typical of the charge that you will pay. Your policy's specifications page will indicate the charge applicable to your policy. The charge will never exceed $80 per month. For more information, see "Charges and Deductions."

(2) The monthly calculation date occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of that month.

THE NEXT TABLE WHICH APPLIES TO ALL VERSIONS OF THE POLICY DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.



              CHARGES DEDUCTED FROM POLICY VALUE OTHER THAN FUND OPERATING EXPENSES FOR ALL POLICIES

-----------------------------------------------------------------------------------------------------------------------------------

       CHARGE                        WHEN DEDUCTED                                      MAXIMUM AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)

-------------------------        On each monthly
                                 calculation date.
  Minimum - Maximum                                                     $0.02 TO $83.33 per $1,000 of net amount at risk(2)
                                                                        per month.
  Example for a male age 45
  in the Standard Non-
  smoking class
-----------------------------------------------------------------------------------------------------------------------------------
     Guaranteed                                                         $0.104 per $1,000 of net amount at risk(2) to $83.33 per
  Minimum - Maximum                                                     $1,000 of net amount at risk(2) each month.

  Example for a male age 45                                             $0.493 per $1,000 of net amount at risk(2) per month.
  in the Standard Non-
  smoking class
-----------------------------------------------------------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK       On each business day                   0.90% on an annual basis from amounts allocated to the
CHARGE(3)                                                               Separate Account.

   Maximum
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Currently, there are no charges for taxes. We reserve the
                                                                        right to impose a charge should we become liable for taxes
TAX CHARGES                      When we become liable for taxes        in the future. Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------------
                                 Interest accrues daily and is due on
                                 each policy anniversary. If not paid
LOAN INTEREST RATE CHARGE(4)     on that date, we will treat the        The maximum net cost to the policy value is 2% of the loan
                                 accrued interest as another loan       balance on an annual basis.
                                 against the policy.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, underwriting class, policy year, net amount at risk, and the ratio of policy value to death benefit. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The net amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11. For more information, see "Charges and Deductions."
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information, see "Charges and Deductions" and "Loans."

THE NEXT TABLE DESCRIBES THE FEE THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES IF YOU PURCHASE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEATURE. THIS FEE IS CHARGED IN ADDITION TO THE TRANSACTION FEES OR THE PERIODIC EXPENSES LISTED ABOVE.

                GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE

-----------------------------------------------------------------------------------------------------------------------------------

       CHARGE                               WHEN DEDUCTED                               MAXIMUM AMOUNT DEDUCTED

-----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM               On each monthly calculation date       0.125% (1.50% on an annual basis)
WITHDRAWAL BENEFIT (GMWB)
FEE PERCENTAGE(1)

Maximum
-----------------------------------------------------------------------------------------------------------------------------------

(1) The fee for the GMWB feature is determined by multiplying the GMWB fee percentage by the greater (a) the cumulative premiums less withdrawals, less any outstanding loans, and (b) the total policy value at the time the fee is assessed. The current fee is 0.0583% monthly (0.70% annually). Your fee percentage is locked in at the time you purchase the GMWB feature. If you later elect the Withdrawal Limit Step-up, the fee percentage is recalculated and the fee at such time may be higher than when you first elected GMWB. The fee will never exceed 1.50% annually. For more information, see "Charges and Deductions."


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS, FOR THE YEAR ENDED DECEMBER 31, 2006, BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                           MINIMUM AND MAXIMUM FUND OPERATING EXPENSES FOR ALL POLICIES

                                                                   Minimum                           Maximum

Total Annual Fund Operating Expenses (1)                            0.28%              -              5.12%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)


(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


----------------------------------------------------------------------------------------------------------------------------------

                                            Investment Rule 12b-1   Other     Acquired      Total     Contractual    Total Net
                       Series               Management or Service Operating   Fund Fees  Annual Fund Reimbursements Annual Fund
                                               Fee        Fees     Expenses and Expenses   Expenses    & Waivers     Expenses
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund            0.61       0.00       0.30        0.00        0.91          0.00       0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund                     0.61       0.00       0.28        0.02(2)     0.91          0.00       0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund             0.72       0.00       0.32        0.02(2)     1.06          0.00       1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio     0.81       0.00       0.17        0.00        0.98          0.35      0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                      0.29       0.00       0.00        0.00        0.29         (0.01)      0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government
 Securities II                                 0.60       0.00       0.39        0.00        0.99          0.00       0.99(18)
----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II            0.60       0.00       0.42        0.00        1.02          0.00       1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio          0.57       0.10       0.09        0.00        0.76          0.00       0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities
 Portfolio                                     0.57       0.10       0.15        0.00        0.82          0.00       0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                 0.57       0.10       0.11        0.00        0.78          0.00       0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond
 Portfolio                                     0.32       0.10       0.12        0.00        0.54          0.00       0.54
----------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund               0.46       0.25       0.01        0.00        0.72          0.00       0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small Cap Portfolio         0.75       0.25       0.18        0.00        1.18          0.00       1.18
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio          0.50       0.00       0.46        0.00        0.96         (0.06)      0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio       0.48       0.00       0.39        0.00        0.87          0.00       0.87
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio           0.74       0.00       0.38        0.00        1.12          0.00       1.12
----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                 0.60       0.25       0.21        0.00        1.06          0.00       1.06
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio       1.15       0.25       0.60        0.00        2.00         (0.60)      1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio       0.85       0.25       0.15        0.00        1.25          0.00       1.25
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA      0.64       0.25       0.03        0.00        0.92          0.00       0.92
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA         0.63       0.25       0.03        0.00        0.91          0.00       0.91
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA     0.74       0.25       0.01        0.00        1.00          0.00       1.00
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series                 0.68       0.00       0.24        0.00        0.92          0.00       0.92(11c)

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                            Investment Rule 12b-1   Other     Acquired      Total     Contractual    Total Net
                       Series               Management or Service Operating   Fund Fees  Annual Fund Reimbursements Annual Fund
                                               Fee        Fees     Expenses and Expenses   Expenses    & Waivers     Expenses
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Growth and Income Series              0.70       0.00       0.27        0.00        0.97         (0.06)      0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                 0.80       0.00       0.35        0.00        1.15         (0.01)      1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Money Market Series                   0.40       0.00       0.26        0.00        0.66         (0.01)      0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Fixed Income Series      0.50       0.00       0.24        0.00        0.74          0.00       0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Short Term Bond Series   0.50       0.00       0.38        0.00        0.88         (0.18)      0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Allocation Series           0.59       0.00       0.25        0.00        0.84         (0.01)      0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series         0.75       0.00       0.26        0.00        1.01          0.00       1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series         0.85       0.00       0.42        0.00        1.27         (0.27)      1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                             0.75       0.00       0.27        0.00        1.02          0.00       1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Aggressive Growth                     0.40       0.25       1.02        0.31(12b)   1.98         (0.97)      1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Growth                                0.40       0.25       0.93        0.14(12b)   1.72         (0.88)      0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate                              0.40       0.25       2.45        0.19(12b)   3.29         (2.40)      0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate Growth                       0.40       0.25       1.34        0.15(12b)   2.14         (1.29)      0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap
 Value Series                                  1.05       0.00       0.28        0.00        1.33         (0.02)      1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap
 Value Series                                  1.05       0.00       0.31        0.00        1.36         (0.05)      1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series            0.70       0.00       0.30        0.00        1.00         (0.05)      0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Equity 500 Index
 Series                                        0.45       0.00       0.32        0.00        0.77         (0.14)      0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT CommodityRealReturn(TM)
 Strategy Portfolio                            0.49       0.25       0.25        0.03(2)     1.02         (0.03)      0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Real Return Portfolio               0.25       0.25       0.25        0.00        0.75          0.00       0.75
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Total Return Portfolio              0.25       0.25       0.25        0.00        0.75          0.00       0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Inverse
 Government Long Bond Fund                     0.90       0.00       4.22        0.00        5.12          0.00       5.12
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                0.75       0.00       0.73        0.00        1.48          0.00       1.48
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector
 Rotation Fund                                 0.90       0.00       0.74        0.00        1.64          0.00       1.64
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets
 Securities Fund                               1.23       0.25       0.24        0.00        1.72          0.00       1.72
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund             0.63       0.25       0.15        0.03        1.06         (0.03)      1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation
 Fund                                          0.62       0.25       0.23        0.01        1.11         (0.01)      1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund              0.74       0.25       0.04        0.00        1.03          0.00       1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income
 Portfolio                                     0.43       0.35       0.30        0.00        1.08          0.00       1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                   0.99       0.00       0.20        0.00        1.19          0.00       1.19
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                0.91       0.00       0.10        0.00        1.01          0.00       1.01
----------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                 0.85       0.00       0.09        0.00        0.94          0.00       0.94
----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                 0.90       0.00       0.05        0.00        0.95          0.00       0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)   The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

            Expense Cap %              Expense Cap %              Expense Cap %
      a         0.15            c           0.25          e           0.35
      b         0.20            d           0.30

(12)a The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

(12)b As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15)  Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

------------------------------------------------------------------------------
                                                          Net Annual Fund
                  Fund                    Reimbursements      Expenses
------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                              (0.27)            0.72
Federated High Income Bond Fund II            (0.25)            0.77
Fidelity VIP Contrafund(R) Portfolio          (0.01)            0.75
Fidelity VIP Growth Opportunities
   Portfolio                                  (0.04)            0.78
Fidelity VIP Growth Portfolio                 (0.01)            0.77
Van Kampen UIF Equity and Income
   Portfolio                                  (0.30)            0.78

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------


PHL Variable Insurance Company is a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899. Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our", "Company").



PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

PHL Variable established the Separate Account as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of PHL Variable.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.


The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.


PHL Variable does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

BUSINESS DAY
A business day is any day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;
2.   the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each business day, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).


PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

 1)  the election of the fund's Trustees;

 2)  the ratification of the independent accountants for the fund;

 3)  approval or amendment of investment advisory agreements;

 4)  a change in fundamental policies or restrictions of the series; and

 5)  any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become available for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
The Company and the principal underwriter for the policies have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the policies receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses.

For additional information concerning the available investment options, please see Appendix A.



THE GUARANTEED INTEREST ACCOUNTS
--------------------------------------------------------------------------------

Note: Currently if you purchase the GMWB feature, you are restricted from transferring and allocating premiums and policy values to the Guaranteed Interest Accounts. All GMWB feature premium allocations must be made in accordance to an asset allocation or strategic program. We reserve the right to remove this restriction at a later date.

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our General Account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy. We also reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT
The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total non-loaned policy value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  First Year:     25% of the total value
[diamond]  Second Year:    33% of remaining value
[diamond]  Third Year:     50% of remaining value
[diamond]  Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
The amount that can be transferred out is limited to the greatest of (a) $1,000,
(b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We deduct a charge of 5% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).


CHARGES DEDUCTED FROM POLICY VALUE - MONTHLY CHARGES
We make monthly deductions on each monthly calculation date from the subaccounts, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account according to your specified allocation instructions. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.


If you purchase the GMWB feature or participate in an asset allocation or strategic program, we will deduct the monthly charges from the subaccounts on a pro rata basis across the subaccounts in which you are currently invested. The following charges are deducted monthly: Administrative Charge, Cost of Insurance and if your purchase the GMWB feature, the GMWB Fee.

ADMINISTRATIVE CHARGE
We deduct a monthly charge per $1,000 of face amount during the first 10 policy years. The monthly charge per $1,000 of face amount is calculated as follows.

(Issue Age/150) - .08

The table below provides examples of the Administrative Charge for various issue ages.

-------------------------------------------------------------
                               ADMINISTRATIVE CHARGE
       ISSUE AGE             PER 1,000 OF FACE AMOUNT
-------------------------------------------------------------
          18                           0.040
-------------------------------------------------------------
          25                           0.087
-------------------------------------------------------------
          35                           0.153
-------------------------------------------------------------
          45                           0.220
-------------------------------------------------------------
          55                           0.287
-------------------------------------------------------------
          65                           0.353
-------------------------------------------------------------

The Administrative Charge will never exceed $80 per month.

COST OF INSURANCE
We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are subject to state variation and range between 100% and 125% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the insured's last birthday. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either non-smoking risk class or a smoking risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard non-smoking risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality standard smoking risk class.

The current monthly cost of insurance rate will vary based on the ratio of the policy value to the death benefit on any monthly calculation date. If the ratio of the policy value to the death benefit is greater than or equal to 20% and less than 40%, then the current cost of insurance rate will be discounted by 5%. If the ratio of the policy value to the death benefit is greater than 40%, then the current cost of insurance rate will be discounted by 10%.

----------------------------------------------------------------------------
  RATIO OF POLICY VALUE TO                 REDUCTION IN CURRENT COST OF
       DEATH BENEFIT                             INSURANCE RATE
----------------------------------------------------------------------------
Less than 20%                                           0%
----------------------------------------------------------------------------
Greater than or equal to 20%
and less than 40%                                       5%
----------------------------------------------------------------------------
Greater than or equal to 40%                           10%
----------------------------------------------------------------------------

GMWB FEE
If you purchase the GMWB feature, we will deduct the GMWB Fee from the non-loaned policy value on each monthly calculation date prior to the date GMWB benefit payments commence. The amount of the GMWB Fee is equal to the GMWB Fee percentage divided by 12, and then multiplied by the greater of (1) cumulative premiums less cumulative withdrawals less the policy debt and (2) the total policy value at the time the fee is assessed. The fee is deducted from each subaccount on a proportional basis as determined by your asset allocation or strategic program.

Currently on an annual basis, the GMWB Fee Percentage is 0.70%; however, we reserve the right to charge up to 1.50%. The fee percentage is determined on the policy date and will remain unchanged while your policy is in force unless you choose a Withdrawal Limit Step-up. If you choose a Withdrawal Limit Step-up, the GMWB Fee Percentage is recalculated and may be higher than when you first elected GMWB; but it will never exceed 1.50% annually.

CHARGES DEDUCTED FROM POLICY VALUE - DAILY CHARGES

MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

During the first ten policy years, your policy will pay a mortality and expense risk charge daily equal to 0.00132% (0.48% annually) of the balance in each subaccount. Beginning in policy year 11, your policy will pay a mortality and expense risk charge daily equal to 0.00033% (0.12% annually) of the balance in each subaccount. These rates are current and are not guaranteed. The daily guaranteed mortality and expense risk charge is equal to 0.00247% (0.90% annually) of the balance in each subaccount.

We review the mortality and expense risk charge periodically, and may re-determine the charge at such time on a basis that does not discriminate unfairly within any class of insureds. Any change will be determined prospectively. The maximum mortality and expense risk charge remains the same whether or not you elect the GMWB feature.

CONDITIONAL CHARGES

SURRENDER CHARGE

The surrender charge applies during the first seven policy years if you surrender the policy for its net surrender value, request a face amount decrease, make a withdrawal or allow the policy to lapse. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy, if you reduce the policy's face amount or make a withdrawal during this period. They are deferred charges because they are not deducted until the policy is surrendered within the surrender charge time period.


The surrender charge is 35% of the policy's required annual premium, but will not exceed the policy value; therefore, we will never require you to submit an additional payment in order to surrender your policy.

You may be assessed a pro rata portion of the surrender charge if you request a reduction in the face amount of your policy or request a withdrawal of your net surrender value.

o REQUESTED FACE AMOUNT REDUCTION - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any reduction in face amount.

    This charge is intended to recoup the costs of issuing the policy.

o WITHDRAWAL OF POLICY VALUE - a pro rata portion of the surrender charge will be deducted from your policy value in proportion to any withdrawal of policy value. This charge is intended to recoup the costs of issuing the policy.

Face amount reductions may result if you request a withdrawal of policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.

If you have elected the Guaranteed Minimum Withdrawal Benefit (GMWB) feature, there will be no surrender charges assessed on GMWB Benefit Payments.

WITHDRAWAL FEE
Should you withdraw a portion of your policy value, we will not charge you. However, we reserve the right to charge up to a $25 fee from your policy value upon prior written notice. A portion of the surrender charge may also apply. It is intended to recover the actual costs of processing the withdrawal request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request, withdrawal allocations will be made in the same manner as monthly deductions.

TRANSFER CHARGE
Currently, we do not charge for transfers, however, we reserve the right to charge up to $20 for each transfer in excess of twelve each policy year upon prior written notice. This charge, if we were to impose a transfer charge would be intended to recoup the cost of administering the transfer.

OVERLOAN PROTECTION PROVISION CHARGE (Applicable only to policies without the GMWB feature)

A one-time transaction charge of 3.5% of the policy value will be deducted on the monthly calculation date following election of the option. This charge is intended to recoup the cost of insurance for the remainder of the policy duration.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

----------------------------------------------------------------------------
                                               RATE WE CREDIT THE LOANED
POLICY           LOAN INTEREST                 PORTION OF THE GUARANTEED
YEARS            RATE CHARGED                      INTEREST ACCOUNT
----------------------------------------------------------------------------
1-10                  5%                                   3%
----------------------------------------------------------------------------
11-15                 4%                                   3%
----------------------------------------------------------------------------
16+                   3%                                   3%
----------------------------------------------------------------------------

The policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. We charge loan interest at an effective annual rate of 3% at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

TAX CHARGES
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, based on an annual percentage of the average aggregate daily net asset values of each series. These fees are deducted daily from each fund. We provide a table of these charges in the Fee Tables Section of this prospectus.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. A policy may be issued to insureds ages 18 through 65. We will require that you provide evidence that the person to be insured is, in fact, insurable.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Main Administrative Office. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

OTHER POLICY PROVISIONS

SUICIDE
If the Insured, whether sane or insane, dies by suicide within two years from the issue date, or within two years from any reinstatement of the policy, and while the policy is in force, our liability shall be limited to an amount equal to the premiums paid on this policy less any policy debt owed us and less any withdrawals.

INCONTESTABILITY
This policy shall be incontestable after it has been in force during the Insured's lifetime for two years from the Issue date, except for fraud, or any provision for reinstatement or policy change requiring evidence of insurability. In the case of reinstatement or any policy change requiring evidence of insurability, the incontestable period shall be two years from the effective date of such reinstatement or policy change.

POLICY LIMITATIONS

ASSET ALLOCATION OR STRATEGIC PROGRAM REQUIREMENTS
If you purchase the GMWB feature, you must also select an asset allocation or strategic program through which to allocate your premium payments and policy value.

If you purchase a policy without the GMWB feature, participation in an asset allocation or strategic program is optional.

Whether you purchase a policy with the GMWB feature or not, the asset allocation or strategic program, and the asset class within the program that you select will remain in effect until such time you select another program or asset class within the program by transferring 100% of your policy value to the new program or asset class. You may only change your program or asset class annually within a 30-day period surrounding your policy anniversary (15 days prior and 15 days following). Any loans or withdrawals will be taken pro rata from the subaccounts in which you are invested at the time of the withdrawal or loan.

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at our Main Administrative Office, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

Subject to applicable legal and regulatory requirements, the Company reserves the right to purchase your policy in those instances where you have agreed to sell your policy to a duly licensed viatical settlement company. If the Company exercises this right it will pay the agreed upon price offered by the viatical settlement company.

POLICY EXCHANGES UNDER SECTION 1035
Under Internal Revenue Code Section 1035, generally you may exchange one insurance policy for another in a tax-free exchange. You should not exchange an existing life insurance policy for another without careful consideration of the potential advantages and disadvantages of doing so. For example, you may be assessed a surrender charge under the old policy and subsequently enter into an extended surrender period with a higher surrender charge. If the exchange does not qualify for section 1035 treatment, you may have to pay federal income tax on any gain, and potentially incur a tax penalty on any early withdrawal. You should consult with a tax advisor to determine whether a specific exchange will be in your best interests.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured's gender, attained age and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

Policies with face amounts less than or equal to $1,000,000 will be issued on a simplified underwriting basis, although policy approval is contingent upon your answers to qualifying questions. Policies with face amounts over $1,000,000 will be fully underwritten and may require additional medical information, medical examination and other proofs of insurability.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your right-to-cancel period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS
This prospectus describes a fixed and flexible premium variable universal life insurance policy. It has a required annual premium for the first four years with flexible premiums thereafter. The policy differs from a fixed benefit whole life policy, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Accounts. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the funds to which premiums have been allocated.

A number of factors concerning the insured such as age, gender and risk class, and the policy features elected, such as face amount and added benefits will affect the required annual premium. The minimum required annual premium for this policy is $5,000.

The minimum initial premium (one quarter of the required annual premium) is due on the policy date. The insured must be alive when the minimum initial premium is paid. You must deliver the minimum initial premium payment to your registered representative, who will forward it to our underwriting department.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium.

We establish maximum premium limits and may change them from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Accounts, if applicable, will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may choose to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM

We will generally allocate the minimum initial premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts if applicable, receipt of a completed application, in accordance with your allocation instructions. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations." However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the money market subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Accounts, if applicable, in accordance with your allocation instructions in the application for insurance. Premium payments received by us will be reduced by the premium expense charge.


Premium payments received during a grace period, after deduction of the premium expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Accounts, if applicable, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value."

POLICY REFUND
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any debt; plus

2) any monthly deductions and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any debt and less any withdrawal amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


TRANSFER OF POLICY VALUE
--------------------------------------------------------------------------------

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. You may also write or call our Main Administrative Office between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at our Main Administrative Office. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a systematic transfer program toward the twelve-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized transfer instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

[diamond]  the entire balance in the subaccount or the Guaranteed Interest
           Accounts is being transferred; or

[diamond]  the transfer is part of a systematic transfer program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may make additional transfers out of the Guaranteed Interest Account if the transfers are made as part of a systematic transfer program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. The amount you may transfer is limited to the greater of $1,000, 10% of the value of the Long-term Guaranteed Interest Account or the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."



MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------

We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or, if so, what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


ADDITIONAL PROGRAMS
--------------------------------------------------------------------------------

You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.


ASSET ALLOCATION AND STRATEGIC PROGRAMS

GENERAL
Asset allocation is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long-term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

We currently offer the following asset allocation and strategic programs:
Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is no additional charge associated with participating in these programs. You may only participate in one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective policy owners. For the most current information on any program or option within a program, please contact your registered representative.

*"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION WITHIN THE PROGRAM

If you purchase a policy without the GMWB feature, participation in a program is optional. If you are interested in adding a program, consult with your registered representative to discuss your options. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change programs or asset allocation options. You may at any time switch from your current program, or current option within the program, to another, including any modified or new programs or options the

Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs and options available at that time.


If you purchase the GMWB feature, you must select, in consultation with your registered representative, one of the approved programs through which to allocate your premium payments and policy values. You should also periodically review your program with your registered representative to determine if you need to change programs or asset allocation options. You may switch from your current program or current option within the program, to another, including any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so as canceling the program will cause the GMWB feature to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate the GMWB feature if it has terminated. You may only make the above referenced changes annually within a 30-day period surrounding your policy anniversary (15 days prior and 15 days following). If a program is eliminated and you have purchased the GMWB feature, where participation in an approved program is required, you will receive notice and you must choose in consultation with your registered representative, among the other programs and options available at that time, otherwise the GMWB feature will terminate without value.

ALLOCATION OF PREMIUM PAYMENTS AND POLICY VALUES
When you participate in a program 100% of your premium payments and policy value will be allocated to the subaccounts in accordance with your selected program and option within that program. The program and option within that program that you select will determine which subaccounts your premium payments and policy values are allocated to. Your initial premium payment (or policy value for in force policies) and subsequent premium payments will be allocated according to your selection.

THE STRATEGIC PROGRAM
FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY

Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

o   Franklin Income Securities Fund - 34%
o   Mutual Shares Securities Fund - 33%
o   Templeton Growth Securities Fund - 33%


ASSET ALLOCATION PROGRAMS
PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio


On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.


PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth



SYSTEMATIC TRANSFER PROGRAMS
--------------------------------------------------------------------------------


You may elect one of the systematic transfer programs offered under this policy. We also reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a systematic transfer program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

We do not charge for these programs.

ASSET REBALANCING PROGRAM
Under this program, you specify the percentage levels you would like to maintain among the subaccounts. We will automatically rebalance policy values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.

You may start or discontinue this program at any time by submitting a written request or calling our Main Administrative Office (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING ("DCA") PROGRAM
Dollar cost averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


   [diamond] $25 monthly                     [diamond] $150 semiannually
   [diamond] $75 quarterly                   [diamond] $300 annually


You must have at least $2,000 in the source account to begin a dollar cost averaging program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request or calling our Main Administrative Office (see page one). Dollar cost averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect, when you purchase GMWB or when you participate in an asset allocation program.

We may at any time offer additional or multiple DCA programs or may modify, suspend, or terminate the Dollar Cost Averaging Program. We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium held in the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium held in the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.


DEATH BENEFITS AND CHANGES IN FACE AMOUNTS
--------------------------------------------------------------------------------

DEATH BENEFIT
The death benefit is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, accrued loan interest, withdrawals, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

Currently we offer two death benefit options:

Death Benefit Option A will pay the policy's face amount on the date of the insured's death but not less than the minimum death benefit.

Death Benefit Option B will pay the policy's face amount plus the policy value on the date of the insured's death but not less than the minimum death benefit.

All policies will be issued with Death Benefit Option B. Death benefit option changes are permitted after the 4th policy year.

After the age 100 policy anniversary, the death benefit option is automatically changed to Death Benefit Option A.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured's attained age at the beginning of the policy year in which death occurs.

CHANGING DEATH BENEFIT OPTION
While this policy is in force, after the 4th policy year, and prior to your age 100 policy anniversary, you may change the death benefit option subject to the minimum face amount of $25,000. Your request must be in writing. Any change in death benefit options will be effective on the next monthly calculation date. You are limited to one change in death benefit option per policy year.

For a change from Option A to Option B, the face amount will be reduced by the policy value.

For a change from Option B to Option A, the face amount will be increased by the policy value.

WITHDRAWALS AND REQUESTED DECREASES TO FACE AMOUNT: EFFECT ON DEATH BENEFIT
A withdrawal or a requested decrease to face amount generally decreases the death benefit and a surrender charge may be deducted from policy value based on the amount of the decrease or withdrawal. A requested decrease in face amount reduces the death benefit on the next monthly calculation date by the requested amount of the face decrease. A withdrawal reduces the death benefit immediately by the amount of the withdrawal. A decrease in the death benefit may have tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation date following the date we approve the request. A portion of the surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Generally, there will be a pro-rata reduction of the cost of insurance and administrative charges.

If you purchase the GMWB feature, decreasing the face amount may have adverse or unintended consequences. You should review any decision to do so with your financial advisor before proceeding.

For more information, see "Federal Income Tax Consideration - Withdrawals."

REQUESTS FOR INCREASE IN FACE AMOUNT
Currently, face amount increases are not available with this policy.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS

We will process death benefits, surrenders and withdrawals at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another mode of payment has been agreed upon by you and us. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured dies.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum.

DEATH BENEFIT PAYMENT
We will make the death benefit payment based on the death benefit option in effect at the time.

-------------------------------------------------------------------------------
                                   Death Benefit Payment
-------------------------------------------------------------------------------
Death Benefit Option A             Policy face amount
-------------------------------------------------------------------------------
Death Benefit Option B             Policy face amount plus policy value
-------------------------------------------------------------------------------

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding debt.

SURRENDERS
You may surrender or take a withdrawal at any time as long as the insured is living and the policy is in force. The amount available for surrender will be the net surrender value at the end of the business period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. We may postpone surrender payments under certain circumstances.

SURRENDERS
You may surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at our Main Administrative Office.

WITHDRAWALS
You may receive a part of the policy's net surrender value by requesting a withdrawal. You must submit a written request to our Main Administrative Office. We may require you to return your policy before we make payment. A withdrawal will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit withdrawals of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the withdrawal would result in a value below $500 in that investment option. The $500 minimum is waived if you purchased the GMWB feature.

Unless you purchase the GMWB feature or participate in one of the asset allocation or strategic programs, you may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions. A withdrawal will reduce your policy value by the sum of:

    1) Withdrawal Amount - the portion of the net surrender value you choose to withdraw, but not less than $500; plus

    2)  Withdrawal Fee - currently set at $0 (not to exceed $25); plus

    3) Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to surrender.

We will reduce your policy's surrender value by the withdrawal amount paid. If your policy has Death Benefit Option A, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, withdrawals, policy loans or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day) or may have closed early; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.



POLICY LOANS

--------------------------------------------------------------------------------

Generally, you may borrow up to amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan toward the applicable limit. We generally do not allow loans under $500 except to pay premiums on any PHL Variable policies (including affiliates). The $500 minimum is waived if you purchased the GMWB feature.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account.

If you do not purchase the GMWB feature, you may instruct us how to withdraw policy value from the subaccounts and the Guaranteed Interest Accounts, as applicable, for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

If you purchase the GMWB feature, we will withdraw policy value from the subaccounts in the same proportion as the policy value is currently allocated among the subaccounts.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------------------------
POLICY YEARS                                        LOAN INTEREST RATE
--------------------------------------------------------------------------------
1-10                                                        5%
11-15                                                       4%
16 and after                                                3%
--------------------------------------------------------------------------------

The policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. We charge loan interest at an effective annual rate of 3% at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts, the non-loaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's net surrender value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts, at the rate we credit the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for surrender is similarly reduced by the amount of any outstanding debt.

The proceeds of policy loans may be subject to federal income tax under some circumstances. If a request for a decrease in face amount occurs, the contract will have to be retested under section 7702 and 7702A of the Internal Revenue Code. This decrease may cause the contract to become a modified endowment contract and impact the testing under section 7702. Following reduction in the face amount, if the contract becomes a modified endowment contract, any loan on the policy must be treated as a taxable distribution to the owner to the extent of gain in the policy.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of the subaccounts, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option A, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option B due to any resulting differences in policy value.

OVERLOAN PROTECTION PROVISION (AVAILABLE ONLY ON POLICIES WITHOUT THE
GMWB FEATURE)
This option is designed to prevent a heavily loaned policy from lapsing and may be exercised under the following conditions.

    1) The policy debt exceeds the specified face amount;

    2) The policy debt is equal to 96% of the total policy value;

    3) The insured is at least 65 years of age;

    4) This policy has been in force for at least 15 policy years; and

    5) All premiums paid have been previously withdrawn.

Note: If the loan balance exceeds 96% of the policy value, the loan balance in excess of 96% must be repaid at the time that this provision is requested.

When you elect this option, the following actions will occur on the next monthly calculation date.

    1) A one-time transaction fee of 3.5% of the policy value will be deducted;

    2) The death benefit will be changed permanently to Death Benefit Option A, if it is not already in effect.

    3) The face amount then in effect will be reduced to 101% of the policy value.

    4) The death benefit will equal the greater of (a) and (b), where:

         (a)= the new face amount, and

         (b)= the applicable Minimum Death Benefit Percentage multiplied by the greater of (i) and (ii), where:

               (i) = the policy value, and

              (ii) = the policy debt

    5) Any remaining non-loaned policy value will be transferred to the Long Term Guaranteed Interest Account and no further transfers will be allowed.

    6) No further monthly deductions will be assessed,

    7) No further premium payments will be accepted

    8) No further withdrawals will be allowed.

    9) No additional loans or loan repayments will be allowed

    10)Any rider then in effect will terminate.

Any loan balance will reduce the death benefit payable. Loan interest will continue to accrue.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") FEATURE

--------------------------------------------------------------------------------

GENERAL
The GMWB feature guarantees a minimum income benefit in the form of GMWB Benefit Payments regardless of investment performance, subject to the annual Withdrawal Limit and the GMWB Waiting Period. Under this feature, once Overdrawn Protection is in effect, as described below, GMWB Benefit Payments, if any, will commence at the later of the next monthly calculation date and the end of the GMWB Waiting Period. You may purchase the GMWB feature only at issue and this decision is irrevocable.

GMWB WAITING PERIOD
The GMWB Waiting Period represents the period of time before you are eligible to receive benefits under the GMWB feature. The GMWB Waiting Period begins on the policy date and ends on the later of the 10th policy anniversary and the policy anniversary following the insured's 55th birthday.

After the GMWB Waiting Period, minimum withdrawal and loan requirements are waived. We do not normally permit withdrawals of less than $500 or if the resulting death benefit would be less than $25,000. The $500 minimum is waived if you purchased the GMWB feature. We generally do not allow loans under $500 except to pay premiums on policies. The $500 minimum is waived if you purchased the GMWB feature.

WITHDRAWAL LIMIT
The Withdrawal Limit represents the maximum amount that may be loaned or withdrawn each policy year, after the GMWB Waiting Period and prior to the date that the GMWB Benefit Payments become due.

The GMWB Withdrawal Limit Percentages A, B and C shown on your policy will not change while your policy is in force.

                    CURRENT VALUES* OF PERCENTAGES A, B AND C

--------------------------------------
   Percentage A              3%
--------------------------------------
   Percentage B              4%
--------------------------------------
   Percentage C              5%
--------------------------------------

*Values of Percentages A, B and C can range from a minimum of 1% to a maximum of 10%.

On the policy date, the Withdrawal Limit Percentage is set equal to GMWB Withdrawal Limit Percentage A. Your initial Withdrawal Limit is determined by multiplying the GMWB Withdrawal Limit Percentage, then in effect, by the premium payment received. The premium payment must equal or exceed the minimum initial premium. The Withdrawal Limit is recalculated whenever any of the events described below occurs.

WHEN A PREMIUM PAYMENT IS RECEIVED
When a premium payment is received, the new Withdrawal Limit will depend on whether it was received during or after the GMWB Waiting Period.

If a premium payment is received during the GMWB Waiting Period, the new Withdrawal Limit equals the sum of (a) and (b), where:

   (a)= the current Withdrawal Limit, and

   (b)= the GMWB Withdrawal Limit Percentage then in effect multiplied by the premium payment received.

If a premium payment is received after the GMWB Waiting Period, then no recalculation will be made.

WHEN A LOAN OR WITHDRAWAL IS MADE
Although GMWB does not preclude you from making loans or withdrawals in excess of your Withdrawal Limit, if you do so, a recalculation of the Withdrawal Limit will occur. GMWB does not prevent you from surrendering the policy but doing so will terminate the GMWB feature. When a loan or withdrawal is made, the new Withdrawal Limit also will depend on whether it was made during or after the GMWB Waiting Period.

If a loan or withdrawal is made during the GMWB Waiting Period, the new Withdrawal Limit equals the lesser of (a) and (b), where:

   (a)= the current Withdrawal Limit, and

   (b)= the GMWB Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value after the loan or withdrawal.

If a loan or withdrawal is made after the GMWB Waiting Period, we will first determine whether cumulative loans and withdrawals for the current policy year, including the current loan and withdrawal amounts, exceed the Withdrawal Limit then in effect. If cumulative loans and withdrawals exceed the Withdrawal Limit then in effect, then the new Withdrawal Limit equals the lesser of (a) and (b), where:

   (a) = the current Withdrawal Limit, and

   (b) = the GMWB Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value after the loan or withdrawal.

If cumulative loans and withdrawals do not exceed the Withdrawal Limit then in effect, then no recalculation will be made.

Loan repayments do not cause a recalculation of the Withdrawal Limit.

Any withdrawal made within the surrender charge period, whether in excess of the Withdrawal Limit or not, may be subject to a surrender charge.

WITHDRAWAL LIMIT STEP-UP
The GMWB Step-up Period represents the amount of time you must wait between eligibility for Withdrawal Limit Step-ups. Currently the GMWB Step-up Period is five policy years. On any policy anniversary following the end of a GMWB Step-up Period, but not earlier than the seventh policy anniversary, you may be eligible for Step-up, subject to terms available for new issues and only if we are currently offering the GMWB feature as an option on new issues. A Step-up is only permitted if the non-loaned policy value, multiplied by the GMWB Withdrawal Limit Percentage then in effect, is greater than the Withdrawal Limit on the policy anniversary immediately prior to the Step-up.

Upon your election of a Step-up, the following will occur:

    1) We will determine a new GMWB Fee Percentage, which may be higher than the current GMWB Fee Percentage, but will not exceed a maximum of 1.50%.

    2) We will recalculate the Withdrawal Limit. The new Withdrawal Limit will equal the greater of (a) and (b), where:

         (a) = the current Withdrawal Limit, and

         (b) = the Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value.

    3) A new GMWB Step-up Period of the same length will begin.

The Withdrawal Limit Step-up will be automatically effective on the applicable policy anniversary.

We will notify you in advance in writing if the GMWB Fee Percentage is higher at the time of the Step-up, and inform you of the new GMWB fee at that time. You will have an opportunity to decline the Step-up if you wish to do so.

In the event that you decline the Withdrawal Limit Step-up, we will no longer provide notice or process an automatic Step-up in subsequent years. You may, however, request in writing to elect a Withdrawal Limit Step-up in subsequent years. Any such election will be subject to the terms and conditions available for new issues at that time.

CHANGE OF WITHDRAWAL LIMIT PERCENTAGE
Immediately following the seventh policy anniversary, the Withdrawal Limit Percentage will reset to equal GMWB Percentage B if the following conditions are met:

    1) the death benefit option must be permanently set to Death Benefit Option A, and

    2) the face amount must be set equal to the face amount that will result in a Guideline Level Premium of zero.

After the insured reaches the GMWB Reset Age (currently 65) but not earlier than the end of the eighth policy year, the Withdrawal Limit Percentage will reset to equal GMWB Percentage C if the following conditions are met:

    1)   you have not taken any withdrawals or loans to date, and

    2) the Withdrawal Limit Percentage was previously reset to Withdrawal Limit Percentage B.

Under either set of circumstances, the new Withdrawal Limit will equal (a) multiplied by (b) divided by (c), where:

         (a) =the current Withdrawal Limit, and

         (b) =the new Withdrawal Limit Percentage.

         (c) =the previous Withdrawal Limit Percentage in effect.

OVERDRAWN PROTECTION AND GMWB BENEFIT PAYMENTS
Overdrawn Protection is a feature that maintains a minimum policy value and death benefit in order to protect the policy from terminating prior to the death of the insured. There is no separate fee for Overdrawn Protection as it is included in the GWMB feature. On each business day, we will compare the non-loaned policy value to the Withdrawal Limit then in effect.

If the non-loaned policy Value is less than 10% of the Withdrawal Limit and all required annual premiums have been paid, Overdrawn Protection will automatically become in effect, and all of the following adjustments will be made.

    1)   No additional adjustments will be made to the Withdrawal Limit

    2) The death benefit will be changed permanently to Death Benefit Option A, if it is not already in effect.

    3) The face amount then in effect will be reduced to 101% of the policy value.

    4)   The death benefit will equal the greater of (a) and (b), where:

         (a) = the new face amount, and

         (b) = the applicable Minimum Death Benefit Percentage multiplied by the greater of (i) and (ii), where:

               (i) = the policy value, and

               (ii) = the policy debt

    5) Any remaining non-loaned policy value will be transferred to the Long Term Guaranteed Interest Account and no further transfers will be allowed.

    6)   No further monthly deductions will be assessed,

    7)   No further premium payments will be accepted

    8)   No further withdrawals will be allowed.

    9)   No additional loans or loan repayments will be allowed

    10)  Any rider then in effect will terminate.

Once Overdrawn Protection is in effect, you will not be prevented from surrendering your policy; however, doing so will forfeit any future GMWB Benefit Payments and may subject you to adverse tax risks.

Any loan balance will reduce the death benefit payable. Loan interest will continue to accrue on this policy, but at a rate equal to the loan interest credited rate then in effect.

Once Overdrawn Protection is in effect, GMWB Benefit Payments will commence at the later of the next monthly calculation date and the end of the GMWB Waiting Period. The GMWB Benefit Payments will equal 1/12 of the Withdrawal Limit in effect at that time, and will be paid on a monthly basis. GMWB Benefit Payments are not subject to a surrender charge.

The duration of GMWB benefit payments depends on whether or not the Withdrawal Limit Percentage was previously changed. If the Withdrawal Limit Percentage was previously changed to GMWB Percentage B, GMWB benefit payments continue until the death of the insured.

If the Withdrawal Limit Percentage remains equal to GMWB Percentage A, and if total premiums were already withdrawn or loaned prior to Overdrawn Protection, then no GMWB Benefit Payments will be made. Otherwise, GMWB benefit payments cease at the earlier of (a) and (b), where:

         (a)  death of the insured, and

         (b) when total premiums paid have been returned through withdrawals, loans, excluding loan interest, or GMWB benefit payments.

GMWB Benefit Payments are subject to satisfactory proof of survival of the insured.

TERMINATION OF THE GMWB FEATURE
Your purchase of the GMWB feature is irrevocable. The GMWB feature will terminate without value on the earliest of the following:

    1)   a change of insured;

    2) death of the insured at any time, regardless of whether GMWB Benefit Payments have commenced;

    3) the date of exchange or termination of the policy through lapse, surrender or continuation under Extended Term Insurance, or;

    4) the date any portion of the non-loaned policy value is no longer invested in accordance with any applicable asset allocation or strategic program required at issue of the policy; and.

    5) a change to Death Benefit Option B after the Withdrawal Limit Percentage was changed to GMWB Withdrawal Limit Percentage B.

Upon termination, if the policy remains in force, the following will occur:

    1)   the Withdrawal Limit will be set equal to zero;

    2) no further GMWB Fees will be assessed; 3) Overdrawn Protection will not be available.


POLICY LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE
Payment of additional premiums following the four- year required annual premium payment period, no matter how large, will not guarantee the policy will remain in force. If you take a withdrawal or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first 4 policy years, required premiums are not paid or the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the required premium less the actual premium to prevent the policy from lapsing.

If, at any time after the first four policy years, the net surrender value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the amount required to provide a positive net surrender value to prevent the policy from lapsing.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur. By lapse, we mean that the policy is no longer in full force and has no value except to the extent of any extended insurance provided by the net surrender value, if any, as described in the "Extended Term Insurance" section below.

The policy will remain in force during the grace period; however, we will not permit any subaccount transfers, loans, surrenders or withdrawals. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

EXTENDED TERM INSURANCE
If this policy lapses during the required annual premium years payable period and has a positive net surrender value on the date of lapse, coverage under this policy will continue as Extended Term Insurance. At that time, all values from the Separate Account and all values from the Long-term Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account. We then assess the surrender charge against the policy, which will be taken from the non-loaned portion of the Guaranteed Interest Account.

If the policy is in Death Benefit Option A, the face amount of the policy will be reduced by the amount of any outstanding debt in effect on the date of lapse.

If the policy is in Death Benefit Option B, the face amount will remain unchanged; however the policy value will be reduced by the amount of any outstanding debt in effect on the date of lapse.

The loaned portion of the Guaranteed Interest Account would then be set to zero, and there will no longer be any outstanding debt in effect under the policy. At the time the policy lapses to Extended Term Insurance, the policy value would be set equal to the net surrender value as of the date of lapse.

Once the policy has lapsed to Extended Term Insurance, the monthly administrative charge will no longer apply, and no additional premium payments, transfers, withdrawals, risk classification changes, or changes in face amount may be made. In addition, policy loans will no longer be available. All additional benefit riders will terminate unless they provide otherwise.

While this policy is in force as Extended Term Insurance, monthly processing will proceed with the following difference:

[diamond] The cost of insurance charge rates will be those in effect for Extended Term Insurance, but in no event will such rates be higher than the maximum guaranteed cost of insurance rates.

This policy will be continued as Extended Term Insurance until the first monthly calculation date that the policy value is not sufficient to pay the monthly deduction. In such event, the policy will lapse and terminate without value as of such date.

TERMINATION
This policy terminates automatically on the earliest of the date of death, surrender, the date that the grace period expires without the payment of sufficient premium in accordance with the lapse provision or until the first monthly calculation date that the policy value is not sufficient to pay the monthly deduction in accordance with the lapse provision.

REINSTATEMENT
Unless this policy has been surrendered for its net surrender value, or the Extended Term Insurance, if any, has expired, or it is after the required annual premium payment period of four years, this policy may be reinstated while the insured is alive within three years from the date of the premium default. You may request reinstatement in writing and we will require submission of evidence of insurability satisfactory to us. Additionally we will require the payment of all required annual premiums in arrears with interest at a rate of 6% compounded annually, or an amount, if greater, that would result in all required annual premiums plus net surrender value equal to at least three monthly deductions and payment of any reinstatement of policy debt as of the date of the termination with any interest.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.


INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Accounts are separate entities from Phoenix Life Insurance Company. PHL Variable Insurance

Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration. Also, a policy owner should not be considered to be in constructive receipt of the net surrender value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via surrender, withdrawal or loan.


Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

SURRENDERS
Upon surrender of a policy for its net surrender value, the excess, if any, of the policy value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

WITHDRAWALS
If the policy is a modified endowment contract, withdrawals and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, withdrawals still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a withdrawal. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a withdrawal as to the portion, if any, which would be subject to tax, and in addition as to the impact such withdrawal might have under the new rules affecting modified endowment contracts.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of policy value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet the "7-pay test" of Code Section 7702A.


This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, and is not materially changed, the policy generally will not be subject to the modified endowment contract rules.


PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:


          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.


A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment
[diamond] 70% in any two investments
[diamond] 80% in any three investments
[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account;

therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.


OWNER CONTROL
For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment. The company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.

THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of PHLVIC Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information

(SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Accounts' rates that we credit during a guarantee period.



DISTRIBUTION
--------------------------------------------------------------------------------

The company has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the company and its affiliated companies. The company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and the company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the company under applicable state insurance law and must be licensed to sell variable life insurance products. The company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION
Broker-dealers having selling agreements with PEPCO and the company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.


The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 112% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.


PERCENTAGE OF PREMIUM PAYMENT
We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS
To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS
The company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the company or its affiliates.


Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services, National Financial Partners, FFR Financial and Insurance Services, and BISYS Insurance Services, Inc.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital                Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                                   Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration                        Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                                    Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital                  Investment Advisory
                                             growth                                                     Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------


Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.


AGE: On any given day, the age of the insured on the last birthday.

ASSET ALLOCATION: A process of investing among asset classes, such as stocks, bonds and cash that act differently under various economic conditions and bear different levels of investment risk.

ASSET ALLOCATION PROGRAM/STRATEGIC PROGRAM: An asset allocation portfolio that encompasses the investment options and percentage allocations to reflect risk tolerance, time horizon and investment objectives, e.g. conservative, moderate and aggressive.

ATTAINED AGE: The age of the insured on the policy date plus the number of whole years elapsed since the policy date.

BUSINESS DAY (DATE): any day that we are open for business and the New York Stock Exchange ("NYSE") is open for trading. The net asset value of the underlying shares of a subaccount will be determined at the end of each business day. We will deem each business day to end at the close of regularly scheduled trading of the NYSE (currently 4:00 p.m. Eastern Time) on that day.

BUSINESS PERIOD: The period in days from the end of one business day through the next business day.

DEATH BENEFIT: The amount payable to the beneficiary if this policy is in force upon the death of the insured.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

FACE AMOUNT: The amount of life insurance used to determine the death benefit, which on issue date equals the initial face amount shown on your policy; thereafter it may change under the terms of your policy.

GENERAL ACCOUNT: An account that consists of the Company's assets, including any policy value you allocate to the Guaranteed Interest Accounts, and excluding assets held in any Separate Account.


GUIDELINE LEVEL PREMIUM: The level premium required, when accrued at 4% with guaranteed cost of insurance rates and assuming current expenses, for the policy value to equal the face amount at age 100.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.


ISSUE DATE: The date from which the suicide exclusion and Incontestability provisions are applied.


MINIMUM DEATH BENEFIT: The policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured at the beginning of the policy year in which death occurs.

MINIMUM INITIAL PREMIUM: The amount needed to put the policy in force; one quarter of the required annual premium.

MONTHLY CALCULATION DATE: The date on which monthly deductions are assessed from the policy value. The first monthly calculation date is the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be used.

NET AMOUNT AT RISK: The net amount at risk equals the difference between the total death benefit and the policy value.


NET SURRENDER VALUE: The policy value reduced by outstanding loans and loan interest and any applicable surrender charge.


OVERDRAWN PROTECTION: Prevents a policy from terminating prior to the death of the insured by maintaining a minimum policy value and death benefit. This feature is included in all policies that purchase the GMWB feature.


OVERLOAN PROTECTION PROVISION: An optional provision that is designed to prevent a heavily loaned policy from lapsing as long as certain conditions are met. This feature is available only on policies that do not purchase the GMWB feature.

PAYMENT DATE: The business day on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next business date.


POLICY ANNIVERSARY: The same day and month each year as the policy date.


POLICY DATE: The date from which the first policy charges are calculated. Policy years, policy months and policy anniversaries are determined from the policy date.

POLICY DEBT: Unpaid loans with accrued interest.


POLICY VALUE: The sum of your policy's share in the value of each subaccount plus any value of your policy allocated to the Guaranteed Interest Accounts.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

REQUIRED ANNUAL PREMIUM: The amount that you must pay for policy coverage to be effective. This policy has a required annual premium for the first four years with flexible premiums thereafter. The minimum required annual premium is $ 5,000.

SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated. The subaccounts, in turn, purchase shares in corresponding underlying funds.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

WE (OUR, US, COMPANY): PHL Variable Insurance Company.

YOU (YOUR): The owner of this policy.

[logo]
PHOENIX


PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
--------------------------------------------------------------------------------













Additional information about the Phoenix Express VUL(SM) (the "Policy") and the PHLVIC Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI and personalized illustrations of death benefits and net surrender values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: phoenixwm.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 20549.

PHL Variable Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

06PEXVUL

Investment Company Act File No. 811-09065

L4444PR (C) 2007 The Phoenix Companies, Inc.                                5-07

                                     PART B

================================================================================
                             PHOENIX EXPRESS VUL(SM)
================================================================================

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2007

                                  ------------

       FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICY


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                           PAGE

PHL Variable Insurance Company.........................................     2

The Separate Account...................................................     2

The Policy.............................................................     2

Services...............................................................     3

Performance History....................................................     3

Additional Information about Charges...................................     6

Safekeeping of the Separate Account's Assets...........................     7

State Regulation.......................................................     7

Reports................................................................     7

Experts ...............................................................     7

Separate Account Financial Statements..................................  SA-1

Company Financial Statements...........................................   F-1

                                 --------------


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT         [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
OUR MAIN ADMINISTRATIVE OFFICE:                                                                   PO Box 8027
                                                                             Boston, Massachusetts 02266-8027
                                                                              [telephone] Tel. (800) 541-0171

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899.

PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company; PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PHL Variable established the PHLVIC Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of PHL Variable.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; any capital gains distributions of a fund are likewise reinvested at the net asset value on the record date. PHL Variable redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or, if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the previous valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B)
      ---------  - (D) where:
         (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period, per $1 of assets in the subaccount. These charges will only be deducted if, in the future, the Separate Account becomes liable for them.

THE POLICY
-------------------------------------------------------------------------------
The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. During a grace period, the minimum payment we will accept is the amount needed to prevent policy lapse.

THE POLICY
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL Variable can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value reduced by any outstanding debt and refund any monthly deductions and other fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years during which the insured person is alive.

CHANGE OF OWNER OR BENEFICIARY
The beneficiary you name in the policy application, or subsequently change, will receive the policy benefits upon death of the insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.

You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person, we will adjust the face amount to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons' correct personal information.

SURPLUS
This nonparticipating policy does not pay dividends. You will not share in PHL Variable's surplus earnings.


SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company or various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through variable life policies and variable annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
-----------------------------------------------------------------------------
                  2004                               $2.2 Million
----------------------------------------- -----------------------------------
                  2005                               $1.9 Million
----------------------------------------- -----------------------------------

                  2006                               $1.5 Million

-----------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------- -----------------------------------
                  2004                                 $ 98,275
----------------------------------------- -----------------------------------
                  2005                                 $ 86,000
----------------------------------------- -----------------------------------
                  2006                                 $101,000
-----------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2006.:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:............................... $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:........................................... $1.000876
Calculation:
   Ending account value............................................... $1.000876
   Less beginning account value....................................... $1.000000
   Net change in account value........................................ $0.000876
Base period return:
   (adjusted change/beginning account value).......................... $0.000876
Current annual yield = return x (365/7) =................................. 4.57%
Effective annual yield = [(1 + return)365/7] - 1 =........................ 4.67%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

--------------------------------------------------------------------------------------------------------------------------

                            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                       SERIES                    INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  5/5/1993        6.30%       3.86%        4.93%         8.79%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                           5/2/1994       16.70%       7.06%        7.17%         9.64%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                       9/10/2001       11.24%       9.05%                      9.97%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          1/25/1995       19.26%       5.63%       10.82%        15.28%
--------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           10/1/1997       15.52%       5.89%                      5.74%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                      3/28/1994        4.14%       4.21%        5.43%         5.47%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                  3/1/1994       10.80%       9.26%        5.56%         6.62%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               11/3/1997       11.59%      11.82%                      9.51%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio                                          11/3/1997        5.30%       4.44%                      1.91%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      11/3/1997        6.73%       1.54%                      4.66%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                           7/7/2000        4.30%       5.16%                      6.29%
--------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                     1/6/1999       18.24%      12.36%                      9.68%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio              11/4/1997       16.07%       9.39%                      9.29%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio               12/3/2001        9.33%       8.76%                      8.69%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
Portfolio                                         12/11/1989       17.27%       7.93%       10.02%        12.25%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                9/15/1999       12.23%      11.14%                     14.91%
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      11/8/1996       18.38%      10.22%       10.13%        10.35%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio            7/12/2002        5.25%                                  9.55%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio            7/12/2002       13.02%                                 14.37%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
Fund/VA                                            9/18/2001        7.68%       2.78%                      5.47%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA              7/13/2000       17.36%      12.03%                      5.78%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
Fund/VA                                            7/13/2000       14.66%      12.70%                     12.41%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     12/31/1982        3.22%       1.34%        1.62%        11.08%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    3/2/1998       17.18%       6.03%                      5.61%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       3/2/1998        4.13%       0.14%                      4.84%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                        10/8/1982        4.41%       1.97%        3.47%         5.24%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series          12/31/1982        6.84%       7.93%        6.39%         9.07%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                              6/2/2003        5.71%                                  4.29%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                9/17/1984       12.69%       5.49%        8.07%        10.54%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               5/1/1990       27.37%      15.43%        9.30%         9.00%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series              8/12/2002       19.45%                                 19.48%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                   5/1/1995       37.07%      26.92%       16.56%        18.51%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth                           2/3/2006                                              12.61%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth                                      2/3/2006                                               9.97%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate                                    2/3/2006                                               5.69%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth                             2/3/2006                                               8.78%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                              3/2/1998       14.91%      13.96%                      9.32%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value Series                                      11/20/2000       16.75%      15.16%                     16.14%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  3/2/1998       20.90%       6.84%                      8.64%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
Series                                             7/14/1997       14.21%       4.61%                      5.22%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
Strategy Portfolio                                 6/30/2004                                               1.51%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                    9/30/1999                                               0.04%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                  12/31/1997                                               3.09%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund                                      5/1/2003        8.11%                                 -2.58%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      5/7/1997       19.27%       4.92%                      4.41%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                5/1/2002       11.39%                                  7.70%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                               9/27/1996       28.09%      25.47%        5.20%         5.19%
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  5/11/1992       21.44%      11.29%        7.90%        10.12%
--------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            11/28/1988       21.11%      12.86%        9.48%        10.65%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   3/15/1994       21.81%      10.63%        9.46%        10.17%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
Portfolio                                          4/30/2003       12.58%                                 13.29%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                         2/1/1999       36.00%      18.69%                     15.51%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      5/1/1995       37.16%      22.74%       15.18%        18.57%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                       2/1/1999       19.70%      13.76%                     15.17%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                       5/1/1995        7.87%      11.09%       11.78%        15.18%

--------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


    The Dow Jones Industrial Average(SM) ("DJIA")
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) ("S&P 500")


Each subaccount may include its yield and total return in advertisements or communications with current or prospective policy owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on page one.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

REDUCTION IN CHARGES

Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that factors below will result in savings of sales, underwriting, administrative or other costs.


Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]  the number of insureds,

[diamond]  total premiums expected to be paid,

[diamond]  total assets under management for the policyowner,

[diamond]  the nature of the relationship among individual insureds,

[diamond]  the purpose for which the policies are being purchased,

[diamond]  where there is a preexisting relationship with us, such as being an employee of PHL Variable or its affiliates and their spouses; or employees or agents who retire from PHL Variable or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond]  internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

[diamond]  other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

SURRENDER CHARGE. During the first seven policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy or if you reduce the policy's face amount during this period. They are deferred charges because they are not deducted from premiums. The maximum surrender charge we assess during each policy year is given in your prospectus and a schedule will be provided in your policy.

PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.

We also will deduct a partial surrender charge from your policy value if you decrease your policy's face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

PARTIAL SURRENDER FEE. In the case of a partial surrender, we do not deduct a fee. However, we reserve the right to charge up to a $25 fee from your policy value upon prior written notice. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocations will be made in the same manner as monthly deductions.

UNDERWRITING PROCEDURES. We generally base our rates on the insured person's gender, age, and risk class. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT
ON DEATH BENEFIT. A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, we will deduct a partial surrender charge from your policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT. You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $25,000. You must request a face amount decrease in writing and it will become effective on the first monthly calculation day following the date we approve your request. We will deduct a partial surrender charge from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

REQUESTS FOR INCREASE IN FACE AMOUNT. Face amount increases are not available with this policy.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of fund shares.


STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of PHL Variable includes certain limitations on investments we may make, including investments for the Separate Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Separate Account's investment policies.


REPORTS
--------------------------------------------------------------------------------
We will provide all policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of PHLVIC Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31,

2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided opinions on certain matters relating to federal securities and state regulations in connection with the policies described in this prospectus.

                                                                      [LOGO]
                                                                      PHOENIX

================================================================================

                                                                ANNUAL REPORT

                                                    PHLVIC VARIABLE UNIVERSAL
                                                                 LIFE ACCOUNT





                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                                  AIM V.I. CAPITAL                          AIM V.I. MID CAP      ALGER AMERICAN
                                                 APPRECIATION FUND -  AIM V.I. CORE EQUITY  CORE EQUITY FUND -   LEVERAGED ALLCAP
                                                       CLASS I            FUND - CLASS I          CLASS I       PORTFOLIO - CLASS O
                                                 -------------------  --------------------  ------------------  -------------------
Assets:
   Investments at fair value                      $       1,459,667    $          466,027    $        116,665    $         301,010
     Shares                                      {           55,670}  {            17,121}  {           8,629}  {            7,256}
     Cost                                        {$       1,299,515}  {$          429,523}  {$        116,670}  {$         217,363}

                                                 -------------------  --------------------  ------------------  -------------------
   Total Assets                                   $       1,459,667    $          466,027    $        116,665    $         301,010

Liabilities:
   Payable to PHL Variable Insurance Company      $               -    $                -    $              -    $               -
                                                 -------------------  --------------------  ------------------  -------------------
       Total Net Assets                           $       1,459,667    $          466,027    $        116,665    $         301,010
                                                 ===================  ====================  ==================  ===================
                                                 ===================  ====================  ==================  ===================
       Units Outstanding                                    539,435               425,215              95,776              103,021
                                                 ===================  ====================  ==================  ===================
       Unit Value
         Phoenix Express VUL(SM)                  $            1.23    $                -    $              -    $            1.42
         The Phoenix Edge(R)--SVUL                $            2.81    $             1.10    $              -    $            3.24
         The Phoenix Edge(R)--VUL                 $            2.81    $             1.10    $           1.22    $            3.24

                                                                                                                  FIDELITY VIP
                                                  DWS EQUITY 500    FEDERATED FUND FOR     FEDERATED HIGH         CONTRAFUND(R)
                                                 INDEX FUND VIP -     U.S. GOVERNMENT     INCOME BOND FUND     PORTFOLIO - SERVICE
                                                     CLASS A           SECURITIES II     II - PRIMARY SHARES          CLASS
                                                 ----------------   ------------------   -------------------   -------------------
Assets:
   Investments at fair value                      $    2,228,699     $      2,893,016     $         202,264     $       1,955,171
     Shares                                      {       148,878}   {         255,116}   {           25,766}   {           62,306}
     Cost                                        {$    1,908,990}   {$      2,866,387}   {$         196,523}   {$       1,738,360}

                                                 ----------------   ------------------   -------------------   -------------------
   Total Assets                                   $    2,228,699     $      2,893,016     $         202,264     $       1,955,171

Liabilities:
  Payable to PHL Variable Insurance Company      $            -     $              -     $               -     $              -
                                                 ----------------   ------------------   -------------------   -------------------
       Total Net Assets                           $    2,228,699     $      2,893,016     $         202,264     $       1,955,171
                                                 ================   ==================   ===================   ===================
                                                 ================   ==================   ===================   ===================
       Units Outstanding                                 751,155            1,281,891                65,765               563,829
                                                 ================   ==================   ===================   ===================
       Unit Value
         Phoenix Express VUL(SM)                  $         1.26     $           1.05     $               -     $            1.32
         The Phoenix Edge(R)--SVUL                $         3.06     $           2.37     $            3.08     $            3.52
         The Phoenix Edge(R)--VUL                 $         3.06     $           2.37     $            3.08     $            3.52

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                FIDELITY VIP GROWTH
                                                   OPPORTUNITIES      FIDELITY VIP GROWTH   FRANKLIN INCOME      LAZARD RETIREMENT
                                                PORTFOLIO - SERVICE   PORTFOLIO - SERVICE   SECURITIES FUND -   SMALL CAP PORTFOLIO
                                                       CLASS                 CLASS              CLASS 2           - SERVICE SHARES
                                                -------------------   -------------------   -----------------   -------------------
Assets:
   Investments at fair value                     $         868,012     $       1,046,899     $        22,178     $         214,442
     Shares                                     {           47,851}   {           29,308}   {          1,277}   {           12,389}
     Cost                                       {$         793,272}   {$         915,708}   {$        21,267}   {$         200,639}

                                                -------------------   -------------------   -----------------   -------------------
   Total Assets                                  $         868,012     $       1,046,899     $        22,178     $         214,442

Liabilities:
   Payable to PHL Variable Insurance Company     $               -     $               -     $             -     $               -
                                                -------------------   -------------------   -----------------   -------------------
       Total Net Assets                          $         868,012     $       1,046,899     $        22,178     $         214,442
                                                ===================   ===================   =================   ===================
                                                ===================   ===================   =================   ===================
       Units Outstanding                                   323,717               398,130              19,803               167,564
                                                ===================   ===================   =================   ===================
       Unit Value
         Phoenix Express VUL(SM)                 $            1.20     $            1.20     $          1.12     $               -
         The Phoenix Edge(R)--SVUL               $            2.85     $            2.64     $             -     $            1.28
         The Phoenix Edge(R)--VUL                $            2.85     $            2.64     $          1.12     $            1.28

                                                LORD ABBETT BOND-     LORD ABBETT GROWTH      LORD ABBETT MID-      MUTUAL SHARES
                                               DEBENTURE PORTFOLIO        AND INCOME        CAP VALUE PORTFOLIO   SECURITIES FUND -
                                                   - CLASS VC        PORTFOLIO - CLASS VC       - CLASS VC             CLASS 2
                                               -------------------   --------------------   -------------------   -----------------
Assets:
   Investments at fair value                    $         197,324     $        2,728,713     $         361,908     $     1,260,830
     Shares                                    {           16,666}   {            93,004}   {           16,616}   {         61,594}
     Cost                                      {$         195,334}   {$        2,521,853}   {$         342,334}   {$     1,078,754}

                                               -------------------   --------------------   -------------------   -----------------
   Total Assets                                 $         197,324     $        2,728,713     $         361,908     $     1,260,830

Liabilities:
   Payable to PHL Variable Insurance Company    $               -     $                -     $               -     $             -
                                               -------------------   --------------------   -------------------   -----------------
       Total Net Assets                         $         197,324     $        2,728,713     $         361,908     $     1,260,830
                                               ===================   ====================   ===================   =================
                                               ===================   ====================   ===================   =================
       Units Outstanding                                  175,053              2,197,621               295,237             390,342
                                               ===================   ====================   ===================   =================
       Unit Value
         Phoenix Express VUL(SM)                $               -     $             1.26     $            1.26     $          1.31
         The Phoenix Edge(R)--SVUL              $            1.13     $             1.24     $            1.23     $          3.36
         The Phoenix Edge(R)--VUL               $            1.13     $             1.24     $            1.23     $          3.36

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                        OPPENHEIMER                               OPPENHEIMER MAIN
                                               NEUBERGER BERMAN     CAPITAL APPRECIATION    OPPENHEIMER GLOBAL    STREET SMALL CAP
                                                AMT FASCIANO         FUND/VA - SERVICE      SECURITIES FUND/VA    FUND/VA - SERVICE
                                             PORTFOLIO - S CLASS           SHARES            - SERVICE SHARES          SHARES
                                             -------------------    --------------------    ------------------    -----------------
Assets:
   Investments at fair value                  $           1,809      $            5,941      $          6,767      $         6,038
     Shares                                  {              125}    {               145}    {             185}    {            318}
     Cost                                    {$           1,823}    {$            5,793}    {$          6,232}    {$         5,765}

                                             -------------------    --------------------    ------------------    -----------------
   Total Assets                               $           1,809      $            5,941      $          6,767      $         6,038

Liabilities:
   Payable to PHL Variable Insurance Company  $               -      $                -      $              -      $             -
                                             -------------------    --------------------    ------------------    -----------------
       Total Net Assets                       $           1,809      $            5,941      $          6,767      $         6,038
                                             ===================    ====================    ==================    =================
                                             ===================    ====================    ==================    =================
       Units Outstanding                                  1,861                   5,796                 6,311                5,997
                                             ===================    ====================    ==================    =================
       Unit Value
         Phoenix Express VUL(SM)              $               -      $                -      $           1.07      $             -
         The Phoenix Edge(R)--SVUL            $               -      $                -      $              -      $             -
         The Phoenix Edge(R)--VUL             $            0.97      $             1.02      $           1.07      $          1.01

                                                      PHOENIX CAPITAL      PHOENIX GROWTH AND     PHOENIX MID-CAP     PHOENIX MONEY
                                                       GROWTH SERIES         INCOME SERIES         GROWTH SERIES      MARKET SERIES
                                                      ---------------      ------------------     ---------------     -------------
Assets:
   Investments at fair value                           $     938,374        $      2,640,547       $     201,061       $ 2,346,589
     Shares                                           {       61,678}      {         181,968}     {       14,934}     {    234,659}
     Cost                                             {$     893,115}      {$      2,259,739}     {$     186,319}     {$ 2,346,589}

                                                      ---------------      ------------------     ---------------     -------------
   Total Assets                                        $     938,374        $      2,640,547       $     201,061       $ 2,346,589

Liabilities:
   Payable to PHL Variable Insurance Company           $           -        $              -       $           -       $         -
                                                      ---------------      ------------------     ---------------     -------------
       Total Net Assets                                $     938,374        $      2,640,547       $     201,061       $ 2,346,589
                                                      ===============      ==================     ===============     =============
                                                      ===============      ==================     ===============     =============
       Units Outstanding                                     353,383                 891,776              85,073         1,123,681
                                                      ===============      ==================     ===============     =============
       Unit Value
         Phoenix Express VUL(SM)                       $           -        $           1.27       $           -       $      1.06
         The Phoenix Edge(R)--SVUL                     $        2.66        $           3.06       $        2.36       $      2.19
         The Phoenix Edge(R)--VUL                      $        2.66        $           3.06       $        2.36       $      2.19

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                 PHOENIX MULTI-      PHOENIX MULTI-
                                                  SECTOR FIXED     SECTOR SHORT TERM    PHOENIX STRATEGIC       PHOENIX-ABERDEEN
                                                 INCOME SERIES        BOND SERIES       ALLOCATION SERIES     INTERNATIONAL SERIES
                                                ---------------    -----------------    -----------------     --------------------
Assets:
   Investments at fair value                     $   1,056,664      $       255,461      $       608,844       $        4,893,522
     Shares                                     {      114,268}    {         25,519}    {         45,784}     {           274,919}
     Cost                                       {$   1,055,352}    {$       256,239}    {$       640,482}     {$        4,405,772}

                                                ---------------    -----------------    -----------------     --------------------
   Total Assets                                  $   1,056,664      $       255,461      $       608,844       $        4,893,522

Liabilities:
   Payable to PHL Variable Insurance Company     $           -      $             -      $             -       $                -
                                                ---------------    -----------------    -----------------     --------------------
       Total Net Assets                          $   1,056,664      $       255,461      $       608,844       $        4,893,522
                                                ===============    =================    =================     ====================
                                                ===============    =================    =================     ====================
       Units Outstanding                               384,220              223,952              215,227                1,189,062
                                                ===============    =================    =================     ====================
       Unit Value
         Phoenix Express VUL(SM)                 $        1.09      $          1.07      $             -       $             1.53
         The Phoenix Edge(R)--SVUL               $        2.85      $          1.16      $          2.83       $             4.27
         The Phoenix Edge(R)--VUL                $        2.85      $          1.16      $          2.83       $             4.27

                                                                                               PHOENIX-S&P          PHOENIX-S&P
                                                                        PHOENIX-DUFF &        DYNAMIC ASSET        DYNAMIC ASSET
                                               PHOENIX-ALGER SMALL    PHELPS REAL ESTATE    ALLOCATION SERIES:   ALLOCATION SERIES:
                                                CAP GROWTH SERIES     SECURITIES SERIES     AGGRESSIVE GROWTH         GROWTH
                                               -------------------    ------------------    ------------------   ------------------
Assets:
   Investments at fair value                    $       1,201,268      $      2,623,041      $        790,493     $        258,008
     Shares                                    {           64,410}    {          73,664}    {          70,904}   {          23,743}
     Cost                                      {$       1,070,450}    {$      2,027,173}    {$        741,629}   {$        247,412}

                                               -------------------    ------------------    ------------------   ------------------
   Total Assets                                 $       1,201,268     $       2,623,041      $        790,493     $        258,008

Liabilities:
   Payable to PHL Variable Insurance Company    $               -     $               -      $              -     $              -
                                               -------------------   -------------------    ------------------   ------------------
       Total Net Assets                         $       1,201,268     $       2,623,041      $        790,493     $        258,008
                                               ===================   ===================    ==================   ==================
                                               ===================   ===================    ==================   ==================
       Units Outstanding                                  280,805               465,045               701,955              234,610
                                               ===================   ===================    ==================   ==================
       Unit Value
         Phoenix Express VUL(SM)                $            1.48     $            1.65      $              -     $              -
         The Phoenix Edge(R)--SVUL              $            4.36     $            5.74      $           1.13     $           1.10
         The Phoenix Edge(R)--VUL               $            4.36     $            5.74      $           1.13     $           1.10

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                   PHOENIX-S&P
                                                  DYNAMIC ASSET         PHOENIX-SANFORD        PHOENIX-SANFORD        PHOENIX-VAN
                                                ALLOCATION SERIES:     BERNSTEIN MID-CAP     BERNSTEIN SMALL-CAP    KAMPEN COMSTOCK
                                                 MODERATE GROWTH          VALUE SERIES          VALUE SERIES            SERIES
                                                ------------------     -----------------     -------------------    ---------------
Assets:
   Investments at fair value                     $        233,611       $     1,012,865       $         845,946      $     495,263
     Shares                                     {          21,789}     {         71,712}     {           49,659}    {       36,113}
     Cost                                       {$        230,733}     {$     1,019,819}     {$         853,713}    {$     467,111}

                                                ------------------     -----------------     -------------------    ---------------
   Total Assets                                  $        233,611       $     1,012,865       $         845,946      $     495,263

Liabilities:
   Payable to PHL Variable Insurance Company     $              -       $             -       $               -      $           -
                                                ------------------     -----------------     -------------------    ---------------
       Total Net Assets                          $        233,611       $     1,012,865       $         845,946      $     495,263
                                                ==================     =================     ===================    ===============
                                                ==================     =================     ===================    ===============
       Units Outstanding                                  215,345               289,272                 232,640            166,559
                                                ==================     =================     ===================    ===============
       Unit Value
         Phoenix Express VUL(SM)                 $           1.08       $          1.31       $            1.34      $           -
         The Phoenix Edge(R)--SVUL               $           1.09       $          3.63       $            3.74      $        2.97
         The Phoenix Edge(R)--VUL                $           1.09       $          3.63       $            3.74      $        2.97

                                                                         PIMCO VIT
                                                                         COMMODITY
                                                 PHOENIX-VAN        REALRETURN STRATEGY     PIMCO VIT REAL        PIMCO VIT TOTAL
                                              KAMPEN EQUITY 500     PORTFOLIO - ADVISOR    RETURN PORTFOLIO -    RETURN PORTFOLIO -
                                                INDEX SERIES               CLASS             ADVISOR CLASS         ADVISOR CLASS
                                              -----------------     -------------------    ------------------    ------------------
Assets:
   Investments at fair value                   $       869,516       $          11,497      $          8,921      $         62,621
     Shares                                   {         68,127}     {            1,017}    {             748}    {           6,188}
     Cost                                     {$       820,146}     {$          12,192}    {$          9,304}    {$         62,989}

                                              -----------------     -------------------    ------------------    ------------------
   Total Assets                                $       869,516       $          11,497      $          8,921      $         62,621

Liabilities:
   Payable to PHL Variable Insurance Company   $             -       $               -      $              -      $              -
                                              -----------------     -------------------    ------------------    ------------------
       Total Net Assets                        $       869,516       $          11,497      $          8,921      $         62,621
                                              =================     ===================    ==================    ==================
                                              =================     ===================    ==================    ==================
       Units Outstanding                               302,985                  11,976                 8,715                60,097
                                              =================     ===================    ==================    ==================
       Unit Value
         Phoenix Express VUL(SM)               $          1.24       $               -      $              -      $              -
         The Phoenix Edge(R)--SVUL             $          2.92       $               -      $              -      $              -
         The Phoenix Edge(R)--VUL              $          2.92       $            0.96      $           1.02      $           1.04

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    RYDEX VARIABLE                                                   TEMPLETON
                                                    TRUST INVERSE                            RYDEX VARIABLE      DEVELOPING MARKETS
                                                   GOVERNMENT LONG      RYDEX VARIABLE        TRUST SECTOR        SECURITIES FUND -
                                                      BOND FUND         TRUST NOVA FUND       ROTATION FUND           CLASS 2
                                                   ---------------      ---------------      --------------      ------------------
Assets:
   Investments at fair value                        $      35,115        $      37,344        $     31,132        $         86,282
     Shares                                        {        1,629}      {        3,701}      {       2,311}      {           6,257}
     Cost                                          {$      37,418}      {$      26,941}      {$     25,431}      {$         74,528}

                                                   ---------------      ---------------      --------------      ------------------
   Total Assets                                     $      35,115        $      37,344        $     31,132        $         86,282

Liabilities:
   Payable to PHL Variable Insurance Company        $           -        $           -        $          -        $              -
                                                   ---------------      ---------------      --------------      ------------------
       Total Net Assets                             $      35,115        $      37,344        $     31,132        $         86,282
                                                   ===============      ===============      ==============      ==================
                                                   ===============      ===============      ==============      ==================
       Units Outstanding                                   36,222               21,640              19,118                  80,091
                                                   ===============      ===============      ==============      ==================
       Unit Value
         Phoenix Express VUL(SM)                    $           -        $        1.33        $          -        $              -
         The Phoenix Edge(R)--SVUL                  $        0.97        $           -        $          -        $              -
         The Phoenix Edge(R)--VUL                   $        0.97        $        1.74        $       1.63        $           1.08

                                               TEMPLETON FOREIGN   TEMPLETON GROWTH        VAN KAMPEN UIF
                                               SECURITIES FUND -   SECURITIES FUND -     EQUITY AND INCOME            WANGER
                                                    CLASS 2             CLASS 2         PORTFOLIO - CLASS II   INTERNATIONAL SELECT
                                               -----------------   -----------------    --------------------   --------------------
Assets:
   Investments at fair value                    $     1,137,866     $       767,233      $            5,105     $          362,341
     Shares                                    {         60,784}   {         48,162}    {               343}   {            13,611}
     Cost                                      {$       915,999}   {$       612,497}    {$            4,948}   {$          263,177}

                                               -----------------   -----------------    --------------------   --------------------
   Total Assets                                 $     1,137,866     $       767,233      $            5,105     $          362,341

Liabilities:
   Payable to PHL Variable Insurance Company    $             -     $             -      $                -     $                -
                                               -----------------   -----------------    --------------------   --------------------
       Total Net Assets                         $     1,137,866     $       767,233      $            5,105     $          362,341
                                               =================   =================    ====================   ====================
                                               =================   =================    ====================   ====================
       Units Outstanding                                333,734             225,351                   4,720                 84,705
                                               =================   =================    ====================   ====================
       Unit Value
         Phoenix Express VUL(SM)                $          1.35     $          1.33      $                -     $             1.57
         The Phoenix Edge(R)--SVUL              $          3.53     $          3.48      $                -     $             4.99
         The Phoenix Edge(R)--VUL               $          3.53     $          3.48      $             1.08     $             4.99

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                WANGER
                                                          INTERNATIONAL SMALL                                  WANGER U.S. SMALLER
                                                                  CAP                    WANGER SELECT               COMPANIES
                                                          -------------------         -------------------      -------------------
Assets:
   Investments at fair value                               $       2,772,202           $         364,447        $         787,434
     Shares                                               {           66,368}         {           13,937}      {           21,657}
     Cost                                                 {$       1,909,525}         {$         295,166}      {$         671,079}

                                                          -------------------         -------------------      -------------------
   Total Assets                                            $       2,772,202           $         364,447        $         787,434

Liabilities:
   Payable to PHL Variable Insurance Company               $               -           $               -        $               -
                                                          -------------------         -------------------      -------------------
       Total Net Assets                                    $       2,772,202           $         364,447        $         787,434
                                                          ===================         ===================      ===================
                                                          ===================         ===================      ===================
       Units Outstanding                                             526,404                      90,022                  217,419
                                                          ===================         ===================      ===================
       Unit Value
         Phoenix Express VUL(SM)                           $            1.59           $               -        $               -
         The Phoenix Edge(R)--SVUL                         $            5.40           $            4.05        $            3.62
         The Phoenix Edge(R)--VUL                          $            5.40           $            4.05        $            3.62

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                            AIM V.I. CAPITAL                            AIM V.I. MID CAP       ALGER AMERICAN
                                          APPRECIATION FUND -   AIM V.I. CORE EQUITY    CORE EQUITY FUND -    LEVERAGED ALLCAP
                                                CLASS I            FUND - CLASS I            CLASS I         PORTFOLIO - CLASS O
                                          -------------------   ---------------------  -------------------  ---------------------
INCOME:
   Dividends                               $             801     $             2,479    $           1,059    $               -
Expenses:
   Mortality and expense fees                            119                     -                    -                       86
   Administrative fees                                   -                       -                    -                      -
                                          -------------------   ---------------------  -------------------  ---------------------
Net investment income (loss)                             682                   2,479                1,059                    (86)
                                          -------------------   ---------------------  -------------------  ---------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                        (248)                   (171)                 (84)                 1,006
   Realized gain distributions                           -                       -                 11,281                    -
                                          -------------------   ---------------------  -------------------  ---------------------
   Realized gain (loss)                                 (248)                   (171)              11,197                  1,006
                                          -------------------   ---------------------  -------------------  ---------------------

Change in unrealized appreciation
   (depreciation) during the year                     72,527                  36,504               (1,337)                46,409
                                          -------------------   ---------------------  -------------------  ---------------------
Net increase (decrease) in net assets
   from operations                         $          72,961     $            38,812    $          10,919    $            47,329
                                          ===================   =====================  ===================  =====================

                                                                                                                 FIDELITY VIP
                                             DWS EQUITY 500       FEDERATED FUND FOR      FEDERATED HIGH         CONTRAFUND(R)
                                            INDEX FUND VIP -       U.S. GOVERNMENT      INCOME BOND FUND     PORTFOLIO - SERVICE
                                                CLASS A             SECURITIES II      II - PRIMARY SHARES          CLASS
                                          -------------------   ---------------------  -------------------  ---------------------
Income:
   Dividends                               $          17,108     $            67,749    $          12,312    $            18,017
Expenses:
   Mortality and expense fees                            131                     401                  -                       47
   Administrative fees                                   -                       -                    -                      -
                                          -------------------   ---------------------  -------------------  ---------------------
Net investment income (loss)                          16,977                  67,348               12,312                 17,970
                                          -------------------   ---------------------  -------------------  ---------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares                                           (1,136)                  1,203               (1,759)                 1,331
   Realized gain distributions                           -                       -                    -                  146,037
                                          -------------------   ---------------------  -------------------  ---------------------
   Realized gain (loss)                               (1,136)                  1,203               (1,759)               147,368
                                          -------------------   ---------------------  -------------------  ---------------------

Change in unrealized appreciation
   (depreciation) during the year                    232,242                  28,689                4,693                 10,655
                                          -------------------   ---------------------  -------------------  ---------------------
Net increase (decrease) in net assets
   from operations                         $         248,083     $            97,240    $          15,246    $           175,993
                                          ===================   =====================  ===================  =====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                          FIDELITY VIP GROWTH
                                             OPPORTUNITIES       FIDELITY VIP GROWTH    FRANKLIN INCOME       LAZARD RETIREMENT
                                          PORTFOLIO - SERVICE    PORTFOLIO - SERVICE    SECURITIES FUND -    SMALL CAP PORTFOLIO
                                                 CLASS                  CLASS               CLASS 2           - SERVICE SHARES
                                          -------------------   ---------------------  -------------------  ---------------------
Income:
   Dividends                               $           1,646     $             2,413    $             -      $               -
Expenses:
   Mortality and expense fees                            108                      17                    2                    -
   Administrative fees                                   -                       -                    -                      -
                                          -------------------   ---------------------  -------------------  ---------------------
Net investment income (loss)                           1,538                   2,396                   (2)                   -
                                          -------------------   ---------------------  -------------------  ---------------------

Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                                414                     468                3,884                  1,014
   Realized gain distributions                           -                       -                    -                   16,352
                                          -------------------   ---------------------  -------------------  ---------------------
   Realized gain (loss)                                  414                     468                3,884                 17,366
                                          -------------------   ---------------------  -------------------  ---------------------

Change in unrealized appreciation
   (depreciation) during the year                     51,184                  59,135                  911                 10,481
                                          -------------------   ---------------------  -------------------  ---------------------
Net increase (decrease) in net
   assets from operations                  $          53,136     $            61,999    $           4,793    $            27,847
                                          ===================   =====================  ===================  =====================

                                           LORD ABBETT BOND-     LORD ABBETT GROWTH      LORD ABBETT MID-       MUTUAL SHARES
                                          DEBENTURE PORTFOLIO        AND INCOME        CAP VALUE PORTFOLIO    SECURITIES FUND -
                                              - CLASS VC        PORTFOLIO - CLASS VC       - CLASS VC              CLASS 2
                                          -------------------   ---------------------  -------------------  ---------------------
Income:
   Dividends                               $          11,324     $            32,153    $           1,747    $             9,146
Expenses:
   Mortality and expense fees                            -                       136                  -                       92
   Administrative fees                                   -                       -                    -                      -
                                          -------------------   ---------------------  -------------------  ---------------------
Net investment income (loss)                          11,324                  32,017                1,747                  9,054
                                          -------------------   ---------------------  -------------------  ---------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
     on sale of fund shares                              443                     484                1,763                    198
   Realized gain distributions                           -                    86,161               27,220                 23,293
                                          -------------------   ---------------------  -------------------  ---------------------
   Realized gain (loss)                                  443                  86,645               28,983                 23,491
                                          -------------------   ---------------------  -------------------  ---------------------

Change in unrealized appreciation
   (depreciation) during the year                      4,788                 215,274                9,734                110,761
                                          -------------------   ---------------------  -------------------  ---------------------
Net increase (decrease) in net
   assets from operations                  $          16,555     $           333,936    $          40,464    $           143,306
                                          ===================   =====================  ===================  =====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                     OPPENHEIMER                              OPPENHEIMER MAIN
                                            NEUBERGER BERMAN    CAPITAL APPRECIATION   OPPENHEIMER GLOBAL     STREET SMALL CAP
                                              AMT FASCIANO        FUND/VA - SERVICE    SECURITIES FUND/VA    FUND/VA - SERVICE
                                          PORTFOLIO - S CLASS           SHARES          - SERVICE SHARES          SHARES
                                          -------------------   ---------------------  ------------------  ---------------------
Income:
   Dividends                               $             -       $               -      $            -      $               -
Expenses:
   Mortality and expense fees                            -                       -                     1                    -
   Administrative fees                                   -                       -                   -                      -
                                          -------------------   ---------------------  ------------------  ---------------------
Net investment income (loss)                             -                       -                    (1)                   -
                                          -------------------   ---------------------  ------------------  ---------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
     on sale of fund shares                                5                     -                     4                     32
   Realized gain distributions                            33                     -                   -                      -
                                          -------------------   ---------------------  ------------------  ---------------------
   Realized gain (loss)                                   38                     -                     4                     32
                                          -------------------   ---------------------  ------------------  ---------------------

Change in unrealized appreciation
   (depreciation) during the year                        (14)                    148                 535                    274
                                          -------------------   ---------------------  ------------------  ---------------------
Net increase (decrease) in net
   assets from operations                  $              24     $               148    $            538    $               306
                                          ===================   =====================  ==================  =====================

                                            PHOENIX CAPITAL      PHOENIX GROWTH AND     PHOENIX MID-CAP        PHOENIX MONEY
                                             GROWTH SERIES          INCOME SERIES        GROWTH SERIES         MARKET SERIES
                                          -------------------   ---------------------  ------------------  ---------------------
Income:
   Dividends                               $           1,849     $            24,308    $            -      $            80,342
Expenses:
   Mortality and expense fees                            -                       106                 -                      200
   Administrative fees                                   -                       -                   -                      -
                                          -------------------   ---------------------  ------------------  ---------------------
Net investment income (loss)                           1,849                  24,202                 -                   80,142
                                          -------------------   ---------------------  ------------------  ---------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                               (579)                    (33)             (1,249)                   -
   Realized gain distributions                           -                       -                   -                      -
                                          -------------------   ---------------------  ------------------  ---------------------
   Realized gain (loss)                                 (579)                    (33)             (1,249)                   -
                                          -------------------   ---------------------  ------------------  ---------------------
Change in unrealized appreciation
   (depreciation) during the year                     14,905                 287,609               5,523                    -
                                          -------------------   ---------------------  ------------------  ---------------------
Net increase (decrease) in net
   assets from operations                  $          16,175     $           311,778    $          4,274    $            80,142
                                          ===================   =====================  ==================  =====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                             PHOENIX MULTI-        PHOENIX MULTI-
                                             SECTOR FIXED        SECTOR SHORT TERM     PHOENIX STRATEGIC      PHOENIX-ABERDEEN
                                             INCOME SERIES          BOND SERIES        ALLOCATION SERIES    INTERNATIONAL SERIES
                                          -------------------   ---------------------  ------------------  ---------------------
Income:
   Dividends                               $          53,609     $            10,553    $         14,733    $            45,346
Expenses:
   Mortality and expense fees                            110                     197                 -                      111
   Administrative fees                                   -                       -                   -                      -
                                          -------------------   ---------------------   -----------------  ---------------------
Net investment income (loss)                          53,499                  10,356              14,733                 45,235
                                          -------------------   ---------------------   -----------------  ---------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                       1,018                      65                 (79)                 1,746
   Realized gain distributions                           -                       -                71,315                    -
                                          -------------------   ---------------------   -----------------  ---------------------
   Realized gain (loss)                                1,018                      65              71,236                  1,746
                                          -------------------   ---------------------   -----------------  ---------------------

Change in unrealized appreciation
   (depreciation) during the year                      9,841                   1,508             (22,356)               396,464
                                          -------------------   ---------------------   -----------------  ---------------------
Net increase (decrease) in net
   assets from operations                  $          64,358     $            11,929     $        63,613    $           443,445
                                          ===================   =====================   =================  =====================

                                                                                           PHOENIX-S&P          PHOENIX-S&P
                                                                    PHOENIX-DUFF &        DYNAMIC ASSET        DYNAMIC ASSET
                                          PHOENIX-ALGER SMALL    PHELPS REAL ESTATE     ALLOCATION SERIES:   ALLOCATION SERIES:
                                           CAP GROWTH SERIES      SECURITIES SERIES     AGGRESSIVE GROWTH         GROWTH
                                          -------------------   ---------------------   ------------------  --------------------
Income:
   Dividends                               $             129     $            29,793     $          7,859    $            3,038
Expenses:
   Mortality and expense fees                             43                      49                  -                     -
   Administrative fees                                   -                       -                    -                     -
                                          -------------------   ---------------------   ------------------  --------------------
Net investment income (loss)                              86                  29,744                7,859                 3,038
                                          -------------------   ---------------------   ------------------  --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                      14,677                  26,622                  332                    49
   Realized gain distributions                           -                   182,893                  -                     -
                                          -------------------   ---------------------   ------------------  --------------------
   Realized gain (loss)                               14,677                 209,515                  332                    49
                                          -------------------   ---------------------   ------------------  --------------------

Change in unrealized appreciation
   (depreciation) during the year                    106,039                 424,978               48,864                10,596
                                          -------------------   ---------------------   ------------------  --------------------
Net increase (decrease) in net
   assets from operations                  $         120,802     $           664,237     $         57,055    $           13,683
                                          ===================   =====================   ==================  ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                              PHOENIX-S&P
                                             DYNAMIC ASSET         PHOENIX-SANFORD        PHOENIX-SANFORD         PHOENIX-VAN
                                           ALLOCATION SERIES:     BERNSTEIN MID-CAP     BERNSTEIN SMALL-CAP     KAMPEN COMSTOCK
                                            MODERATE GROWTH          VALUE SERIES          VALUE SERIES             SERIES
                                          -------------------   ---------------------   -------------------   -------------------
Income:
   Dividends                               $           2,966     $             3,781     $           1,733     $           7,854
Expenses:
   Mortality and expense fees                             66                      60                    29                   -
   Administrative fees                                   -                       -                     -                     -
                                          -------------------   ---------------------   -------------------   -------------------
Net investment income (loss)                           2,900                   3,721                 1,704                 7,854
                                          -------------------   ---------------------   -------------------   -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                         651                   2,756                 2,603                 4,002
   Realized gain distributions                           408                 112,258               112,203                78,413
                                          -------------------   ---------------------   -------------------   -------------------
   Realized gain (loss)                                1,059                 115,014               114,806                82,415
                                          -------------------   ---------------------   -------------------   -------------------

Change in unrealized appreciation
   (depreciation) during the year                      2,878                 (16,555)              (22,815)               (4,772)
                                          -------------------   ---------------------   -------------------   -------------------
Net increase (decrease) in net
   assets from operations                  $           6,837     $           102,180     $          93,695     $          85,497
                                          ===================   =====================   ===================   ===================

                                                                     PIMCO VIT
                                                                     COMMODITY
                                              PHOENIX-VAN        REALRETURN STRATEGY      PIMCO VIT REAL       PIMCO VIT TOTAL
                                           KAMPEN EQUITY 500     PORTFOLIO - ADVISOR    RETURN PORTFOLIO -    RETURN PORTFOLIO -
                                              INDEX SERIES              CLASS              ADVISOR CLASS        ADVISOR CLASS
                                          -------------------   ---------------------   -------------------   -------------------
Income:
   Dividends                               $           6,086     $               308     $             126     $             645
Expenses:
   Mortality and expense fees                             10                     -                     -                     -
   Administrative fees                                   -                       -                     -                     -
                                          -------------------   ---------------------   -------------------   -------------------
Net investment income (loss)                           6,076                     308                   126                   645
                                          -------------------   ---------------------   -------------------   -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                         415                       2                     4                    24
   Realized gain distributions                           -                        45                   237                   335
                                          -------------------   ---------------------   -------------------   -------------------
   Realized gain (loss)                                  415                      47                   241                   359
                                          -------------------   ---------------------   -------------------   -------------------

Change in unrealized appreciation
   (depreciation) during the year                     42,081                    (695)                 (382)                 (368)
                                          -------------------   ---------------------   -------------------   -------------------
Net increase (decrease) in net
   assets from operations                  $          48,572     $              (340)    $             (15)    $             636
                                          ===================   =====================   ===================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                             RYDEX VARIABLE                                                      TEMPLETON
                                              TRUST INVERSE                              RYDEX VARIABLE      DEVELOPING MARKETS
                                             GOVERNMENT LONG       RYDEX VARIABLE         TRUST SECTOR        SECURITIES FUND -
                                                BOND FUND          TRUST NOVA FUND        ROTATION FUND            CLASS 2
                                          -------------------   ---------------------  ------------------   --------------------
Income:
   Dividends                               $           1,410     $               434    $             -      $              508
Expenses:
   Mortality and expense fees                            -                         3                  -                     -
   Administrative fees                                   -                       -                    -                     -
                                          -------------------   ---------------------   ------------------  --------------------
Net investment income (loss)                           1,410                     431                  -                     508
                                          -------------------   ---------------------   ------------------  --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                        (106)                  2,223                  294                   317
   Realized gain distributions                           -                       -                  1,468                   -
                                          -------------------   ---------------------   ------------------  --------------------
   Realized gain (loss)                                 (106)                  2,223                1,762                   317
                                          -------------------   ---------------------   ------------------  --------------------

Change in unrealized appreciation
   (depreciation) during the year                      1,163                   4,703                1,526                11,753
                                          -------------------   ---------------------   ------------------  --------------------
Net increase (decrease) in net
   assets from operations                  $           2,467     $             7,357     $          3,288    $           12,578
                                          ===================   =====================   ==================  ====================

                                           TEMPLETON FOREIGN     TEMPLETON GROWTH         VAN KAMPEN UIF
                                           SECURITIES FUND -     SECURITIES FUND -      EQUITY AND INCOME           WANGER
                                                CLASS 2               CLASS 2          PORTFOLIO - CLASS II  INTERNATIONAL SELECT
                                          -------------------  ---------------------   --------------------  --------------------
Income:
   Dividends                               $           9,159    $             7,907     $              -      $              515
Expenses:
   Mortality and expense fees                             88                      7                    -                      90
   Administrative fees                                   -                      -                      -                     -
                                          -------------------  ---------------------   --------------------  --------------------
Net investment income (loss)                           9,071                  7,900                    -                     425
                                          -------------------  ---------------------   --------------------  --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                         291                    692                      1                 1,092
   Realized gain distributions                           -                   22,030                      1                   -
                                          -------------------  ---------------------   --------------------  --------------------
   Realized gain (loss)                                  291                 22,722                      2                 1,092
                                          -------------------  ---------------------   --------------------  --------------------

Change in unrealized appreciation
   (depreciation) during the year                    151,267                 88,016                    157                77,471
                                          -------------------  ---------------------   --------------------  --------------------
Net increase (decrease) in net
   assets from operations                  $         160,629    $           118,638     $              159    $           78,988
                                          ===================  =====================   ====================  ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                WANGER
                                          INTERNATIONAL SMALL                           WANGER U.S. SMALLER
                                                  CAP               WANGER SELECT           COMPANIES
                                          -------------------   ---------------------   --------------------
Income:
   Dividends                               $           9,354     $               966     $            1,522
Expenses:
   Mortality and expense fees                             87                     -                      -
   Administrative fees                                   -                       -                      -
                                          -------------------   ---------------------   --------------------
Net investment income (loss)                           9,267                     966                  1,522
                                          -------------------   ---------------------   --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                      (1,533)                     91                 (2,862)
   Realized gain distributions                          -                      8,021                 21,463
                                          -------------------   ---------------------   --------------------
   Realized gain (loss)                               (1,533)                  8,112                 18,601
                                          -------------------   ---------------------   --------------------

Change in unrealized appreciation
   (depreciation) during the year                    591,866                  43,929                 30,046
                                          -------------------   ---------------------   --------------------
Net increase (decrease) in net
   assets from operations                  $         599,600     $            53,007     $           50,169
                                          ===================   =====================   ====================











                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                         AIM V.I. MID CAP CORE EQUITY FUND - CLASS I        AIM V.I. CORE EQUITY FUND - CLASS I
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $         682               $         466      $       2,479               $         -
      Realized gains (losses)                      (248)                     (2,237)              (171)                        -
      Unrealized appreciation
         (depreciation) during the year          72,527                      62,143             36,504                         -
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   from operations                               72,961                      60,372             38,812                         -
                                         ---------------             ---------------    ---------------             ---------------

Contract transactions:
      Payments received from
         contract owners                        528,718                     275,690             81,240                         -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 208,607                     174,685            381,913                         -
      Transfers for contract
         benefits and terminations              (46,057)                    (12,782)           (10,522)                        -
      Contract maintenance charges             (126,480)                    (77,476)           (25,416)                        -
                                         ---------------             ---------------    ---------------             ---------------
Net increase (decrease) in net assets
   resulting from contract transactions         564,788                     360,117            427,215                         -
                                         ---------------             ---------------    ---------------             ---------------

         Total increase (decrease) in
            net assets                          637,749                     420,489            466,027                         -

Net assets at beginning of period               821,918                     401,429                -                           -
                                         ---------------             ---------------    ---------------             ---------------
Net assets at end of period               $   1,459,667               $     821,918      $     466,027               $         -
                                         ===============             ===============    ===============             ===============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                        ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -
                                         AIM V.I. MID CAP CORE EQUITY FUND - CLASS I                     CLASS O
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       1,059               $         379      $         (86)              $         (23)
      Realized gains (losses)                    11,197                       2,330              1,006                       3,761
      Unrealized appreciation
         (depreciation) during the year          (1,337)                      1,963             46,409                      29,838
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   from operations                               10,919                       4,672             47,329                      33,576
                                         ---------------             ---------------    ---------------             ---------------

Contract transactions:
      Payments received from
         contract owners                         44,003                      57,030             44,419                      51,548
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                  (9,742)                     10,142              1,958                      84,374
      Transfers for contract
         benefits and terminations               (1,080)                     (4,136)            (1,010)                       (937)
      Contract maintenance charges              (15,256)                    (11,814)           (16,488)                    (10,402)
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   resulting from contract transactions          17,925                      51,222             28,879                     124,583
                                         ---------------             ---------------    ---------------             ---------------

         Total increase (decrease) in
            net assets                           28,844                      55,894             76,208                     158,159

Net assets at beginning of period                87,821                      31,927            224,802                      66,643
                                         ---------------             ---------------    ---------------             ---------------
Net assets at end of period               $     116,665               $      87,821      $     301,010               $     224,802
                                         ===============             ===============    ===============             ===============









                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                             FEDERATED FUND FOR U.S. GOVERNMENT
                                           DWS EQUITY 500 INDEX FUND VIP - CLASS A                     SECURITIES II
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005                2006                      2005
                                               ----                       ----                ----                      ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $        16,977           $        11,641      $        67,348           $        30,109
      Realized gains (losses)                      (1,136)                      601                1,203                     1,225
      Unrealized appreciation
         (depreciation) during the year           232,242                    36,189               28,689                    (8,899)
                                         -----------------         -----------------    -----------------         -----------------

Net increase (decrease) in net assets
   from operations                                248,083                    48,431               97,240                    22,435
                                         -----------------         -----------------    -----------------         -----------------

Contract transactions:
      Payments received from
         contract owners                          754,506                   318,193            1,233,930                   579,818
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                   327,112                   230,031              327,250                   536,130
      Transfers for contract
         benefits and terminations                (85,279)                   (8,015)            (143,403)                  (25,411)
      Contract maintenance charges               (157,191)                  (81,646)            (225,571)                 (127,532)
                                         -----------------         -----------------    -----------------         -----------------

Net increase (decrease) in net assets
   resulting from contract transactions           839,148                   458,563            1,192,206                   963,005
                                         -----------------         -----------------    -----------------         -----------------

         Total increase (decrease) in
            net assets                          1,087,231                   506,994            1,289,446                   985,440

Net assets at beginning of period               1,141,468                   634,474            1,603,570                   618,130
                                         -----------------         -----------------    -----------------         -----------------
Net assets at end of period               $     2,228,699           $     1,141,468      $     2,893,016           $     1,603,570
                                         =================         =================    =================         =================








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             FEDERATED HIGH INCOME BOND FUND II -         FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                       PRIMARY SHARES                                 SERVICE CLASS
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005                2006                       2005
                                               ----                       ----                ----                       ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $      12,312              $        7,512      $        17,970           $         1,157
      Realized gains (losses)                    (1,759)                      2,972              147,368                     1,022
      Unrealized appreciation
         (depreciation) during the year           4,693                      (7,540)              10,655                   138,754
                                         ---------------            ----------------    -----------------         -----------------

Net increase (decrease) in net assets
   from operations                               15,246                       2,944              175,993                   140,933
                                         ---------------            ----------------    -----------------         -----------------

Contract transactions:
      Payments received from
         contract owners                         66,689                     105,539              456,638                   328,184
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                   4,762                    (102,579)             297,858                   183,275
      Transfers for contract
         benefits and terminations               (6,276)                       (653)             (17,407)                   (7,868)
      Contract maintenance charges              (16,523)                    (12,403)            (107,722)                  (65,555)
                                         ---------------            ----------------    -----------------         -----------------

Net increase (decrease) in net assets
   resulting from contract transactions          48,652                     (10,096)             629,367                   438,036
                                         ---------------            ----------------    -----------------         -----------------

         Total increase (decrease) in
            net assets                           63,898                      (7,152)             805,360                   578,969

Net assets at beginning of period               138,366                     145,518            1,149,811                   570,842
                                         ---------------            ----------------    -----------------         -----------------
Net assets at end of period               $     202,264              $      138,366      $     1,955,171           $     1,149,811
                                         ===============            ================    =================         =================








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH OPPORTUNITIES               FIDELITY VIP GROWTH PORTFOLIO -
                                                  PORTFOLIO - SERVICE CLASS                           SERVICE CLASS
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005                2006                       2005
                                               ----                       ----                ----                       ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $        1,538              $         943      $         2,396             $       1,831
      Realized gains (losses)                        414                        217                  468                    (1,761)
      Unrealized appreciation
         (depreciation) during the year           51,184                     15,689               59,135                    45,443
                                         ----------------            ---------------    -----------------           ---------------

Net increase (decrease) in net assets
   from operations                                53,136                     16,849               61,999                    45,513
                                         ----------------            ---------------    -----------------           ---------------

Contract transactions:
      Payments received from
         contract owners                         423,505                     67,731              283,948                   354,524
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                  257,646                     79,642              (29,129)                   52,435
      Transfers for contract
         benefits and terminations               (45,075)                    (4,506)             (14,022)                   (7,435)
      Contract maintenance charges               (77,103)                   (22,758)             (79,968)                  (72,892)
                                         ----------------            ---------------    -----------------           ---------------

Net increase (decrease) in net assets
   resulting from contract transactions          558,973                    120,109              160,829                   326,632
                                         ----------------            ---------------    -----------------           ---------------

         Total increase (decrease) in
            net assets                           612,109                    136,958              222,828                   372,145

Net assets at beginning of period                255,903                    118,945              824,071                   451,926
                                         ----------------            ---------------    -----------------           ---------------
Net assets at end of period               $      868,012              $     255,903      $     1,046,899             $     824,071
                                         ================            ===============    =================           ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                          LAZARD RETIREMENT SMALL CAP PORTFOLIO -
                                          FRANKLIN INCOME SECURITIES FUND - CLASS 2                   SERVICE SHARES
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005                2006                       2005
                                               ----                       ----                ----                       ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $          (2)              $         -        $          -                $         -
      Realized gains (losses)                     3,884                         -                17,366                      9,050
      Unrealized appreciation
         (depreciation) during the year             911                         -                10,481                      3,322
                                         ---------------             ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   from operations                                4,793                         -                27,847                     12,372
                                         ---------------             ---------------    ----------------            ---------------

Contract transactions:
      Payments received from
         contract owners                          1,939                         -                61,635                     41,382
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                  16,489                         -                (4,943)                   106,095
      Transfers for contract
         benefits and terminations                  -                           -                  (171)                    (4,540)
      Contract maintenance charges               (1,043)                        -               (15,749)                    (9,486)
                                         ---------------             ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   resulting from contract transactions          17,385                         -                40,772                    133,451
                                         ---------------             ---------------    ----------------            ---------------

         Total increase (decrease) in
            net assets                           22,178                         -                68,619                    145,823

Net assets at beginning of period                   -                           -               145,823                        -
                                         ---------------             ---------------    ----------------            ---------------
Net assets at end of period               $      22,178               $         -        $      214,442              $     145,823
                                         ===============             ===============    ================            ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                            LORD ABBETT BOND-DEBENTURE PORTFOLIO -       LORD ABBETT GROWTH AND INCOME PORTFOLIO -
                                                          CLASS VC                                       CLASS VC
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005                2006                       2005
                                               ----                       ----                ----                       ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $      11,324               $       7,861      $        32,017            $       13,719
      Realized gains (losses)                       443                       1,730               86,645                    84,356
      Unrealized appreciation
         (depreciation) during the year           4,788                      (2,799)             215,274                    (8,415)
                                         ---------------             ---------------    -----------------          ----------------

Net increase (decrease) in net assets
   from operations                               16,555                       6,792              333,936                    89,660
                                         ---------------             ---------------    -----------------          ----------------

Contract transactions:
      Payments received from
         contract owners                         53,580                      37,677              891,946                   351,135
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 (21,700)                    128,177              338,575                 1,119,669
      Transfers for contract
         benefits and terminations               (2,584)                       (534)             (80,745)                  (17,144)
      Contract maintenance charges              (12,757)                     (7,882)            (204,219)                  (94,100)
                                         ---------------             ---------------    -----------------          ----------------

Net increase (decrease) in net assets
   resulting from contract transactions          16,539                     157,438              945,557                 1,359,560
                                         ---------------             ---------------    -----------------          ----------------

         Total increase (decrease) in
            net assets                           33,094                     164,230            1,279,493                 1,449,220

Net assets at beginning of period               164,230                         -              1,449,220                       -
                                         ---------------             ---------------    -----------------          ----------------
Net assets at end of period               $     197,324               $     164,230      $     2,728,713            $    1,449,220
                                         ===============             ===============    =================          ================








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                            LORD ABBETT MID-CAP VALUE PORTFOLIO -
                                                         CLASS VC                         MUTUAL SHARES SECURITIES FUND - CLASS 2
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $        1,747              $       1,218      $         9,054             $       3,688
      Realized gains (losses)                     28,983                     16,660               23,491                     2,053
      Unrealized appreciation
         (depreciation) during the year            9,734                      9,840              110,761                    41,579
                                         ----------------            ---------------    -----------------           ---------------

Net increase (decrease) in net assets
   from operations                                40,464                     27,718              143,306                    47,320
                                         ----------------            ---------------    -----------------           ---------------

Contract transactions:
      Payments received from
         contract owners                         121,938                     88,852              135,313                   143,557
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                  (35,964)                   203,134              475,048                   130,311
      Transfers for contract
         benefits and terminations                (8,405)                    (3,818)                 (15)                   (1,929)
      Contract maintenance charges               (46,117)                   (25,894)             (42,176)                  (24,595)
                                         ----------------            ---------------    -----------------           ---------------

Net increase (decrease) in net assets
   resulting from contract transactions           31,452                    262,274              568,170                   247,344
                                         ----------------            ---------------    -----------------           ---------------

         Total increase (decrease) in
            net assets                            71,916                    289,992              711,476                   294,664

Net assets at beginning of period                289,992                        -                549,354                   254,690
                                         ----------------            ---------------    -----------------           ---------------
Net assets at end of period               $      361,908              $     289,992      $     1,260,830             $     549,354
                                         ================            ===============    =================           ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                          NEUBERGER BERMAN AMT FASCIANO PORTFOLIO -     OPPENHEIMER CAPITAL APPRECIATION FUND/VA -
                                                         S CLASS                                      SERVICE SHARES
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $          -                $         -        $          -                $         -
      Realized gains (losses)                         38                        -                   -                          -
      Unrealized appreciation
         (depreciation) during the year              (14)                       -                   148                        -
                                         ----------------            ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   from operations                                    24                        -                   148                        -
                                         ----------------            ---------------    ----------------            ---------------

Contract transactions:
      Payments received from
         contract owners                           2,445                        -                    45                        -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                      613                        -                 5,817                        -
      Transfers for contract
         benefits and terminations                (1,229)                       -                   -                          -
      Contract maintenance charges                   (44)                       -                   (69)                       -
                                         ----------------            ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   resulting from contract transactions            1,785                        -                 5,793                        -
                                         ----------------            ---------------    ----------------            ---------------

         Total increase (decrease) in
            net assets                             1,809                        -                 5,941                        -

Net assets at beginning of period                    -                          -                   -                          -
                                         ----------------            ---------------    ----------------            ---------------
Net assets at end of period               $        1,809              $         -        $        5,941              $         -
                                         ================            ===============    ================            ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                           OPPENHEIMER GLOBAL SECURITIES FUND/VA -       OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
                                                     SERVICE SHARES                                 - SERVICE SHARES
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $           (1)             $         -        $          -                $         -
      Realized gains (losses)                          4                        -                    32                        -
      Unrealized appreciation
         (depreciation) during the year              535                        -                   274                        -
                                         ----------------            ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   from operations                                   538                        -                   306                        -
                                         ----------------            ---------------    ----------------            ---------------

Contract transactions:
      Payments received from
         contract owners                             923                        -                 3,305                        -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                    5,642                        -                 3,978                        -
      Transfers for contract
         benefits and terminations                   -                          -                (1,353)                       -
      Contract maintenance charges                  (336)                       -                  (198)                       -
                                         ----------------            ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   resulting from contract transactions            6,229                        -                 5,732                        -
                                         ----------------            ---------------    ----------------            ---------------

         Total increase (decrease) in
            net assets                             6,767                        -                 6,038                        -

Net assets at beginning of period                    -                          -                    -                         -
                                         ----------------            ---------------    ----------------            ---------------
Net assets at end of period               $        6,767              $         -        $        6,038              $         -
                                         ================            ===============    ================            ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                PHOENIX CAPITAL GROWTH SERIES                PHOENIX GROWTH AND INCOME SERIES
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       1,849               $         319      $        24,202           $        13,156
      Realized gains (losses)                      (579)                       (133)                 (33)                      332
      Unrealized appreciation
         (depreciation) during the year          14,905                      18,740              287,609                    48,932
                                         ---------------             ---------------    -----------------         -----------------

Net increase (decrease) in net assets
   from operations                               16,175                      18,926              311,778                    62,420
                                         ---------------             ---------------    -----------------         -----------------

Contract transactions:
      Payments received from
         contract owners                         99,981                      97,824              628,206                   394,881
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 380,824                      89,701              501,158                   388,123
      Transfers for contract
         benefits and terminations               (2,396)                     (1,396)             (49,949)                  (12,644)
      Contract maintenance charges              (46,551)                    (35,899)            (155,171)                 (109,840)
                                         ---------------             ---------------    -----------------         -----------------

Net increase (decrease) in net assets
   resulting from contract transactions         431,858                     150,230              924,244                   660,520
                                         ---------------             ---------------    -----------------         -----------------

         Total increase (decrease) in
            net assets                          448,033                     169,156            1,236,022                   722,940

Net assets at beginning of period               490,341                     321,185            1,404,525                   681,585
                                         ---------------             ---------------    -----------------         -----------------
Net assets at end of period               $     938,374               $     490,341      $     2,640,547           $     1,404,525
                                         ===============             ===============    =================         =================








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                PHOENIX MID-CAP GROWTH SERIES                   PHOENIX MONEY MARKET SERIES
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $         -                 $         -        $         80,142         $         36,307
      Realized gains (losses)                    (1,249)                         34                   -                        -
      Unrealized appreciation
         (depreciation) during the year           5,523                       5,377                   -                        -
                                         ---------------             ---------------    ------------------       ------------------

Net increase (decrease) in net assets
   from operations                                4,274                       5,411                80,142                   36,307
                                         ---------------             ---------------    ------------------       ------------------

Contract transactions:
      Payments received from
         contract owners                         45,627                      60,968             6,200,933                5,986,451
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                  21,773                      20,973            (4,934,827)              (5,673,464)
      Transfers for contract
         benefits and terminations               (1,159)                       -                 (770,833)                (407,166)
      Contract maintenance charges              (14,192)                    (10,010)             (330,017)                (309,521)
                                         ---------------             ---------------    ------------------       ------------------

Net increase (decrease) in net assets
   resulting from contract transactions          52,049                      71,931               165,256                 (403,700)
                                         ---------------             ---------------    ------------------       ------------------

         Total increase (decrease) in
            net assets                           56,323                      77,342               245,398                 (367,393)

Net assets at beginning of period               144,738                      67,396             2,101,191                2,468,584
                                         ---------------             ---------------    ------------------       ------------------
Net assets at end of period               $     201,061               $     144,738      $      2,346,589         $      2,101,191
                                         ===============             ===============    ==================       ==================








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                           PHOENIX MULTI-SECTOR FIXED INCOME SERIES     PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                                         -------------------------------------------    -------------------------------------------
                                               2006                        2005              2006                        2005
                                               ----                        ----              ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $        53,499             $      31,921      $       10,356              $       4,348
      Realized gains (losses)                       1,018                      (378)                 65                         22
      Unrealized appreciation
         (depreciation) during the year             9,841                   (14,098)              1,508                     (2,824)
                                         -----------------           ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   from operations                                 64,358                    17,445              11,929                      1,546
                                         -----------------           ---------------    ----------------            ---------------

Contract transactions:
      Payments received from
         contract owners                          269,495                   275,998              85,142                     50,011
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                    12,854                   212,061              21,476                     58,637
      Transfers for contract
         benefits and terminations                (72,733)                   (9,092)             (2,916)                    (3,001)
      Contract maintenance charges                (58,589)                  (46,817)             (9,675)                    (6,885)
                                         -----------------           ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   resulting from contract transactions           151,027                   432,150              94,027                     98,762
                                         -----------------           ---------------    ----------------            ---------------

         Total increase (decrease) in
            net assets                            215,385                   449,595             105,956                    100,308

Net assets at beginning of period                 841,279                   391,684             149,505                     49,197
                                         -----------------           ---------------    ----------------            ---------------
Net assets at end of period               $     1,056,664             $     841,279      $      255,461              $     149,505
                                         =================           ===============    ================            ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             PHOENIX STRATEGIC ALLOCATION SERIES           PHOENIX-ABERDEEN INTERNATIONAL SERIES
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005                2006                       2005
                                               ----                       ----                ----                       ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       14,733              $       8,369      $        45,235             $      23,505
      Realized gains (losses)                     71,236                     11,120                1,746                       184
      Unrealized appreciation
         (depreciation) during the year          (22,356)                   (11,255)             396,464                    64,745
                                         ----------------            ---------------    -----------------           ---------------

Net increase (decrease) in net assets
   from operations                                63,613                      8,234              443,445                    88,434
                                         ----------------            ---------------    -----------------           ---------------

Contract transactions:
      Payments received from
         contract owners                         301,464                    159,756              587,621                   103,232
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                    6,106                    107,625            3,446,644                   191,245
      Transfers for contract
         benefits and terminations              (151,655)                    (1,269)             (81,491)                   (2,378)
      Contract maintenance charges               (40,878)                   (34,946)            (143,445)                  (32,002)
                                         ----------------            ---------------    -----------------           ---------------

Net increase (decrease) in net assets
   resulting from contract transactions          115,037                    231,166            3,809,329                   260,097
                                         ----------------            ---------------    -----------------           ---------------

         Total increase (decrease) in
            net assets                           178,650                    239,400            4,252,774                   348,531

Net assets at beginning of period                430,194                    190,794              640,748                   292,217
                                         ----------------            ---------------    -----------------           ---------------
Net assets at end of period               $      608,844              $     430,194      $     4,893,522             $     640,748
                                         ================            ===============    =================           ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                       PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
                                            PHOENIX-ALGER SMALL-CAP GROWTH SERIES                         SERIES
                                         -------------------------------------------   --------------------------------------------
                                               2006                       2005                2006                       2005
                                               ----                       ----                ----                       ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $            86             $         (11)     $        29,744           $        20,918
      Realized gains (losses)                      14,677                    30,427              209,515                    72,011
      Unrealized appreciation
         (depreciation) during the year           106,039                    15,143              424,978                   117,805
                                         -----------------           ---------------    -----------------         -----------------

Net increase (decrease) in net assets
   from operations                                120,802                    45,559              664,237                   210,734
                                         -----------------           ---------------    -----------------         -----------------

Contract transactions:
      Payments received from
         contract owners                          224,780                   140,022              704,699                   409,351
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                   545,826                    78,279              (23,276)                  478,904
      Transfers for contract
         benefits and terminations                (12,451)                   (5,904)             (75,086)                   (9,604)
      Contract maintenance charges                (64,623)                  (35,303)            (147,991)                  (93,807)
                                         -----------------           ---------------    -----------------         -----------------

Net increase (decrease) in net assets
   resulting from contract transactions           693,532                   177,094              458,346                   784,844
                                         -----------------           ---------------    -----------------         -----------------

         Total increase (decrease) in
            net assets                            814,334                   222,653            1,122,583                   995,578

Net assets at beginning of period                 386,934                   164,281            1,500,458                   504,880
                                         -----------------           ---------------    -----------------         -----------------
Net assets at end of period               $     1,201,268             $     386,934      $     2,623,041           $     1,500,458
                                         =================           ===============    =================         =================








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             PHOENIX-S&P DYNAMIC ASSET ALLOCATION          PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  SERIES: AGGRESSIVE GROWTH                           SERIES: GROWTH
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $        7,859              $         -        $        3,038              $         -
      Realized gains (losses)                        332                        -                    49                        -
      Unrealized appreciation
         (depreciation) during the year           48,864                        -                10,596                        -
                                         ----------------            ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   from operations                                57,055                        -                13,683                        -
                                         ----------------            ---------------    ----------------            ---------------

Contract transactions:
      Payments received from
         contract owners                         317,269                        -               120,006                        -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                  570,128                        -               145,931                        -
      Transfers for contract
         benefits and terminations              (135,110)                       -                (8,956)                       -
      Contract maintenance charges               (18,849)                       -               (12,656)                       -
                                         ----------------            ---------------    ----------------            ---------------

Net increase (decrease) in net assets
   resulting from contract transactions          733,438                        -               244,325                        -
                                         ----------------            ---------------    ----------------            ---------------

         Total increase (decrease) in
            net assets                           790,493                        -               258,008                        -

Net assets at beginning of period                    -                          -                   -                          -
                                         ----------------            ---------------    ----------------            ---------------
Net assets at end of period               $      790,493              $         -        $      258,008              $         -
                                         ================            ===============    ================            ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                            PHOENIX-S&P DYNAMIC ASSET ALLOCATION          PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
                                                   SERIES: MODERATE GROWTH                                SERIES
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005                2006                       2005
                                               ----                       ----                ----                       ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       2,900               $         -        $         3,721             $         382
      Realized gains (losses)                     1,059                         -                115,014                    35,261
      Unrealized appreciation
         (depreciation) during the year           2,878                         -                (16,555)                   (3,934)
                                         ---------------             ---------------    -----------------           ---------------

Net increase (decrease) in net assets
   from operations                                6,837                         -                102,180                    31,709
                                         ---------------             ---------------    -----------------           ---------------

Contract transactions:
      Payments received from
         contract owners                        171,878                         -                387,493                   161,937
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 136,832                         -                130,568                   107,832
      Transfers for contract
         benefits and terminations                 (429)                        -                (26,604)                   (4,123)
      Contract maintenance charges              (81,507)                        -                (66,894)                  (36,414)
                                         ---------------             ---------------    -----------------           ---------------

Net increase (decrease) in net assets
   resulting from contract transactions         226,774                         -                424,563                   229,232
                                         ---------------             ---------------    -----------------           ---------------

         Total increase (decrease) in
            net assets                          233,611                         -                526,743                   260,941

Net assets at beginning of period                   -                           -                486,122                   225,181
                                         ---------------             ---------------    -----------------           ---------------
Net assets at end of period               $     233,611               $         -        $     1,012,865             $     486,122
                                         ===============             ===============    =================           ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                          PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
                                                          SERIES                            PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       1,704               $          (2)     $       7,854               $       3,891
      Realized gains (losses)                   114,806                      22,406             82,415                         379
      Unrealized appreciation
         (depreciation) during the year         (22,815)                      4,382             (4,772)                     11,897
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   from operations                               93,695                      26,786             85,497                      16,167
                                         ---------------             ---------------    ---------------             ---------------

Contract transactions:
      Payments received from
         contract owners                        281,881                     150,018            149,638                      99,273
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 116,731                      96,409            (74,647)                     70,805
      Transfers for contract
         benefits and terminations              (20,323)                     (4,455)            (9,272)                     (7,391)
      Contract maintenance charges              (51,663)                    (22,610)           (32,403)                    (29,252)
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   resulting from contract transactions         326,626                     219,362             33,316                     133,435
                                         ---------------             ---------------    ---------------             ---------------

         Total increase (decrease) in
            net assets                          420,321                     246,148            118,813                     149,602

Net assets at beginning of period               425,625                     179,477            376,450                     226,848
                                         ---------------             ---------------    ---------------             ---------------
Net assets at end of period               $     845,946               $     425,625      $     495,263               $     376,450
                                         ===============             ===============    ===============             ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                          PIMCO VIT COMMODITYREALRETURN STRATEGY
                                         PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES             PORTFOLIO - ADVISOR CLASS
                                         ------------------------------------------     ------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       6,076              $       1,513       $        308                $        -
      Realized gains (losses)                       415                          1                 47                         -
      Unrealized appreciation
         (depreciation) during the year          42,081                      5,275               (695)                        -
                                         ---------------            ---------------     --------------              --------------

Net increase (decrease) in net assets
   from operations                               48,572                      6,789               (340)                        -
                                         ---------------            ---------------     --------------              --------------

Contract transactions:
      Payments received from
         contract owners                         60,639                     51,603              3,760                         -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 639,765                     60,333              8,480                         -
      Transfers for contract
         benefits and terminations              (18,818)                      (155)                (2)                        -
      Contract maintenance charges              (22,424)                    (5,976)              (401)                        -
                                         ---------------            ---------------     --------------              --------------

Net increase (decrease) in net assets
   resulting from contract transactions         659,162                    105,805             11,837                         -
                                         ---------------            ---------------     --------------              --------------

         Total increase (decrease) in
            net assets                          707,734                    112,594             11,497                         -

Net assets at beginning of period               161,782                     49,188                -                           -
                                         ---------------            ---------------     --------------              --------------
Net assets at end of period               $     869,516              $     161,782       $     11,497                $        -
                                         ===============            ===============     ==============              ==============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                          PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR     PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR
                                                           CLASS                                          CLASS
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $         126              $         -         $        645                $         -
      Realized gains (losses)                       241                        -                  359                          -
      Unrealized appreciation
         (depreciation) during the year            (382)                       -                 (368)                         -
                                         ---------------            ---------------     --------------              ---------------

Net increase (decrease) in net assets
   from operations                                  (15)                       -                  636                          -
                                         ---------------            ---------------     --------------              ---------------

Contract transactions:
      Payments received from
         contract owners                          1,301                        -               11,010                          -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                   9,000                        -               53,908                          -
      Transfers for contract
         benefits and terminations               (1,199)                       -               (2,395)                         -
      Contract maintenance charges                 (166)                       -                 (538)                         -
                                         ---------------            ---------------     --------------              ---------------

Net increase (decrease) in net assets
   resulting from contract transactions           8,936                        -               61,985                          -
                                         ---------------            ---------------     --------------              ---------------

         Total increase (decrease) in
            net assets                            8,921                        -               62,621                          -

Net assets at beginning of period                   -                          -                  -                            -
                                         ---------------            ---------------     --------------              ---------------
Net assets at end of period               $       8,921              $         -         $     62,621                $         -
                                         ===============            ===============     ==============              ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                           RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                      LONG BOND FUND                           RYDEX VARIABLE TRUST NOVA FUND
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       1,410               $         -        $         431               $         114
      Realized gains (losses)                      (106)                       (586)             2,223                         204
      Unrealized appreciation
         (depreciation) during the year           1,163                        (799)             4,703                       1,328
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   from operations                                2,467                      (1,385)             7,357                       1,646
                                         ---------------             ---------------    ---------------             ---------------

Contract transactions:
      Payments received from
         contract owners                         11,959                      19,338              8,880                      11,347
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                  (6,174)                     (3,500)           (12,302)                        (80)
      Transfers for contract
         benefits and terminations                  -                          (714)               -                          (280)
      Contract maintenance charges               (4,303)                     (4,070)            (3,570)                     (5,267)
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   resulting from contract transactions           1,482                      11,054             (6,992)                      5,720
                                         ---------------             ---------------    ---------------             ---------------

         Total increase (decrease) in
            net assets                            3,949                       9,669                365                       7,366

Net assets at beginning of period                31,166                      21,497             36,979                      29,613
                                         ---------------             ---------------    ---------------             ---------------
Net assets at end of period               $      35,115               $      31,166      $      37,344               $      36,979
                                         ===============             ===============    ===============             ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                          TEMPLETON DEVELOPING MARKETS SECURITIES
                                          RYDEX VARIABLE TRUST SECTOR ROTATION FUND                     FUND - CLASS 2
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $         -                 $         -        $         508               $         -
      Realized gains (losses)                     1,762                           7                317                         -
      Unrealized appreciation
         (depreciation) during the year           1,526                       2,912             11,753                         -
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   from operations                                3,288                       2,919             12,578                         -
                                         ---------------             ---------------    ---------------             ---------------

Contract transactions:
      Payments received from
         contract owners                          9,858                      10,918             23,956                         -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 (15,973)                     16,628             52,967                         -
      Transfers for contract
         benefits and terminations               (1,404)                       (275)              (882)                        -
      Contract maintenance charges               (4,918)                     (2,429)            (2,337)                        -
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   resulting from contract transactions         (12,437)                     24,842             73,704                         -
                                         ---------------             ---------------    ---------------             ---------------

         Total increase (decrease) in
            net assets                           (9,149)                     27,761             86,282                         -

Net assets at beginning of period                40,281                      12,520                -                           -
                                         ---------------             ---------------    ---------------             ---------------
Net assets at end of period               $      31,132               $      40,281      $      86,282               $         -
                                         ===============             ===============    ===============             ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 TEMPLETON FOREIGN SECURITIES                   TEMPLETON GROWTH SECURITIES
                                                       FUND - CLASS 2                                   FUND - CLASS 2
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       9,071               $       4,506      $       7,900               $       3,819
      Realized gains (losses)                       291                        (284)            22,722                          69
      Unrealized appreciation
         (depreciation) during the year         151,267                      43,003             88,016                      30,714
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   from operations                              160,629                      47,225            118,638                      34,602
                                         ---------------             ---------------    ---------------             ---------------

Contract transactions:
      Payments received from
         contract owners                        260,137                     205,246            139,896                     144,361
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 225,592                     178,024             80,026                      92,647
      Transfers for contract
         benefits and terminations              (29,851)                    (10,988)           (10,346)                     (3,023)
      Contract maintenance charges              (62,926)                    (45,644)           (38,666)                    (26,853)
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   resulting from contract transactions         392,952                     326,638            170,910                     207,132
                                         ---------------             ---------------    ---------------             ---------------

         Total increase (decrease) in
            net assets                          553,581                     373,863            289,548                     241,734

Net assets at beginning of period               584,285                     210,422            477,685                     235,951
                                         ---------------             ---------------    ---------------             ---------------
Net assets at end of period               $   1,137,866               $     584,285      $     767,233               $     477,685
                                         ===============             ===============    ===============             ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                         VAN KAMPEN UIF EQUITY AND INCOME PORTFOLIO
                                                        - CLASS II                              WANGER INTERNATIONAL SELECT
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $         -                 $         -        $         425               $         814
      Realized gains (losses)                         2                         -                1,092                          91
      Unrealized appreciation
         (depreciation) during the year             157                         -               77,471                      17,610
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   from operations                                  159                         -               78,988                      18,515
                                         ---------------             ---------------    ---------------             ---------------

Contract transactions:
      Payments received from
         contract owners                            522                         -               88,387                      53,433
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                   4,780                         -               58,448                      77,216
      Transfers for contract
         benefits and terminations                 (217)                        -               (9,655)                     (3,867)
      Contract maintenance charges                 (139)                        -              (19,889)                    (11,772)
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   resulting from contract transactions           4,946                         -              117,291                     115,010
                                         ---------------             ---------------    ---------------             ---------------

         Total increase (decrease) in
            net assets                            5,105                         -              196,279                     133,525

Net assets at beginning of period                   -                           -              166,062                      32,537
                                         ---------------             ---------------    ---------------             ---------------
Net assets at end of period               $       5,105              $          -        $     362,341               $     166,062
                                         ===============             ===============    ===============             ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              WANGER INTERNATIONAL SMALL CAP                            WANGER SELECT
                                         -------------------------------------------    -------------------------------------------
                                               2006                       2005               2006                        2005
                                               ----                       ----               ----                        ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       9,267               $       9,000      $         966               $         -
      Realized gains (losses)                    (1,533)                      3,475              8,112                       9,047
      Unrealized appreciation
         (depreciation) during the year         591,866                     206,383             43,929                       8,336
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   from operations                              599,600                     218,858             53,007                      17,383
                                         ---------------             ---------------    ---------------             ---------------

Contract transactions:
      Payments received from
         contract owners                        595,055                     354,543             65,951                      88,728
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 401,092                     435,982             60,979                      (7,410)
      Transfers for contract
         benefits and terminations              (43,685)                     (5,362)            (1,930)                        (97)
      Contract maintenance charges             (125,946)                    (74,904)           (21,786)                    (15,550)
                                         ---------------             ---------------    ---------------             ---------------

Net increase (decrease) in net assets
   resulting from contract transactions         826,516                     710,259            103,214                      65,671
                                         ---------------             ---------------    ---------------             ---------------

         Total increase (decrease) in
            net assets                        1,426,116                     929,117            156,221                      83,054

Net assets at beginning of period             1,346,086                     416,969            208,226                     125,172
                                         ---------------             ---------------    ---------------             ---------------
Net assets at end of period               $   2,772,202               $   1,346,086      $     364,447               $     208,226
                                         ===============             ===============    ===============             ===============








                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                WANGER U.S. SMALLER COMPANIES
                                         -------------------------------------------
                                               2006                       2005
                                               ----                       ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)        $       1,522               $         -
      Realized gains (losses)                    18,601                         492
      Unrealized appreciation
         (depreciation) during the year          30,046                      48,878
                                         ---------------             ---------------
Net increase (decrease) in net assets
   from operations                               50,169                      49,370
                                         ---------------             ---------------

Contract transactions:
      Payments received from
         contract owners                        318,314                     219,062
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                   1,837                      98,386
      Transfers for contract
         benefits and terminations             (137,961)                     (3,254)
      Contract maintenance charges              (60,852)                    (46,389)
                                         ---------------             ---------------

Net increase (decrease) in net assets
   resulting from contract transactions         121,338                     267,805
                                         ---------------             ---------------

         Total increase (decrease) in
            net assets                          171,507                     317,175

Net assets at beginning of period               615,927                     298,752
                                         ---------------             ---------------
Net assets at end of period               $     787,434               $     615,927
                                         ===============             ===============








                        See Notes to Financial Statements

                  PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

The PHLVIC Variable Universal Life Account (the "Separate Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established September 10, 1998. The Separate Account currently consists of 53 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid-Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap Portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------

                  PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                  PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
    The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    AIM V.I. Capital Appreciation Fund - Class I                             $   778,543         $   213,074
    AIM V.I. Core Equity Fund - Class I                                          481,092              51,397
    AIM V.I. Mid Cap Core Equity Fund - Class I                                   57,916              27,651
    Alger American Leveraged AllCap Portfolio - Class O                           55,810              27,017
    DWS Equity 500 Index Fund VIP - Class A                                    1,203,553             347,429
    Federated Fund for U.S. Government Securities II                           1,910,865             651,313
    Federated High Income Bond Fund II - Primary Shares                          295,502             234,537
    Fidelity VIP Contrafund(R) Portfolio - Service Class                       1,055,636             262,261
    Fidelity VIP Growth Opportunities Portfolio - Service Class                  725,879             165,368
    Fidelity VIP Growth Portfolio - Service Class                                350,417             187,193
    Franklin Income Securities Fund - Class 2                                    219,399             202,017
    Lazard Retirement Small Cap Portfolio - Service Shares                        92,952              35,829
    Lord Abbett Bond-Debenture Portfolio - Class VC                               87,026              59,163
    Lord Abbett Growth and Income Portfolio - Class VC                         1,466,465             402,732
    Lord Abbett Mid-Cap Value Portfolio - Class VC                               182,008             121,590
    Mutual Shares Securities Fund - Class 2                                      646,737              46,220
    Neuberger Berman AMT Fasciano Portfolio - S Class                              3,091               1,273
    Oppenheimer Capital Appreciation Fund/VA - Service Shares                      5,862                  69
    Oppenheimer Global Securities Fund/VA - Service Shares                         6,565                 337
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares                     7,545               1,812
    Phoenix Capital Growth Series                                                506,366              72,660
    Phoenix Growth and Income Series                                           1,241,912             293,467
    Phoenix Mid-Cap Growth Series                                                123,118              71,069
    Phoenix Money Market Series                                                7,038,600           6,792,991
    Phoenix Multi-Sector Fixed Income Series                                     393,362             188,835
    Phoenix Multi-Sector Short Term Bond Series                                  119,106              14,724
    Phoenix Strategic Allocation Series                                          396,145             195,061
    Phoenix-Aberdeen International Series                                      4,366,427             511,862
    Phoenix-Alger Small-Cap Growth Series                                      1,338,578             644,959
    Phoenix-Duff & Phelps Real Estate Securities Series                        1,342,297             671,314
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth               980,167             238,870
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                          273,792              26,429
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth                 312,084              82,002
    Phoenix-Sanford Bernstein Mid-Cap Value Series                               757,977             217,434
    Phoenix-Sanford Bernstein Small-Cap Value Series                             615,484             174,951
    Phoenix-Van Kampen Comstock Series                                           247,222             127,639
    Phoenix-Van Kampen Equity 500 Index Series                                   710,802              45,564
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class              12,633                 443
    PIMCO VIT Real Return Portfolio - Advisor Class                               10,665               1,365
    PIMCO VIT Total Return Portfolio - Advisor Class                              65,898               2,933
    Rydex Variable Trust Inverse Government Long Bond Fund                        13,820              10,928
    Rydex Variable Trust Nova Fund                                                 9,678              16,240
    Rydex Variable Trust Sector Rotation Fund                                     17,189              28,157
    Templeton Developing Markets Securities Fund - Class 2                        93,945              19,734
    Templeton Foreign Securities Fund - Class 2                                  555,008             152,984
    Templeton Growth Securities Fund - Class 2                                   277,899              77,059
    Van Kampen UIF Equity and Income Portfolio - Class II                          5,303                 356

                  PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS (CONTINUED)

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    Wanger International Select                                              $   166,538         $    48,822
    Wanger International Small Cap                                             1,233,441             397,658
    Wanger Select                                                                143,377              31,175
    Wanger U.S. Smaller Companies                                                390,765             246,443
                                                                             -----------         -----------
                                                                             $33,392,461         $14,442,410
                                                                             -----------         -----------

                  PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006           For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                   ISSUED       REDEEMED      (DECREASE)      ISSUED      REDEEMED     (DECREASE)
-----------------                                   ------       --------      ----------      ------      --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I       301,734        (79,620)       222,114         234,334       (82,166)    152,168
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                476,191        (50,976)       425,215               -             -           -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I         40,002        (24,426)        15,576          67,834       (19,011)     48,823
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio -
    Class O                                         24,623         (9,745)        14,878          97,269       (37,229)     60,040
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A            439,599       (123,693)       315,906         236,738       (51,857)    184,881
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   856,495       (304,887)       551,608         655,897      (202,908)    452,989
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
    Primary Shares                                  98,069        (82,154)        15,915          48,796       (52,765)     (3,969)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -
    Service Class                                  274,620        (78,815)       195,805         223,561       (66,720)    156,841
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
    Service Class                                  288,910        (64,050)       224,860          70,472       (19,476)     50,996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class      138,343        (73,837)        64,506         256,078      (115,284)    140,794
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2          208,392       (188,589)        19,803               -             -           -
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio -
    Service Shares                                  65,038        (29,729)        35,309         146,554       (14,299)    132,255
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC     70,934        (55,166)        15,768         167,990        (8,705)    159,285
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio -
    Class VC                                     1,174,973       (346,219)       828,754       1,515,314      (146,447)  1,368,867
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC     136,203       (106,479)        29,724         297,636       (32,123)    265,513
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2            206,400        (15,606)       190,794         137,873       (37,462)    100,411
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio -
    S Class                                          3,187         (1,326)         1,861               -              -           -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA -
    Service Shares                                   5,863            (67)         5,796               -              -           -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -
    Service Shares                                   6,644           (333)         6,311               -              -           -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -
    Service Shares                                   7,856         (1,859)         5,997               -              -           -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                      191,433        (28,651)       162,782         118,921       (57,805)     61,116
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                   457,945       (106,909)       351,036         342,350       (74,919)    267,431
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       52,824        (31,522)        21,302          37,750        (4,914)     32,836
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      3,366,445     (3,285,660)        80,785       3,377,266    (3,542,461)   (165,195)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series           135,274        (77,445)        57,829         256,612       (79,941)    176,671
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         98,983        (13,023)        85,960         104,583       (11,952)     92,631
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                113,848        (69,989)        43,859         113,782       (19,778)     94,004
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            1,128,227       (130,573)       997,654         108,415       (20,277)     88,138
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series              322,833       (150,912)       171,921          88,092       (31,207)     56,885
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
    Securities Series                              237,877       (132,747)       105,130         298,946       (77,698)    221,248
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
    Aggressive Growth                              926,799       (224,844)       701,955               -             -           -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
    Growth                                         260,276        (25,666)       234,610               -             -           -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate Growth                                295,958        (80,613)       215,345               -             -           -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series     198,419        (65,611)       132,808         105,396       (25,702)     79,694
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series   150,105        (50,745)        99,360          90,205       (17,122)     73,083
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  60,465        (46,966)        13,499          81,542       (25,722)     55,820
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series         255,928        (16,127)       239,801          46,472        (3,207)     43,265
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
    Portfolio - Advisor Class                       12,428           (452)        11,976               -             -           -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -
    Advisor Class                                   10,030         (1,315)         8,715               -             -           -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -
    Advisor Class                                   62,921         (2,824)        60,097               -             -          -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
    Long Bond Fund                                  12,647        (11,179)         1,468          21,323        (9,286)     12,037
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       6,181         (9,936)        (3,755)          8,632        (4,342)      4,290
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund           10,097        (18,532)        (8,435)         19,847        (2,032)     17,815
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -
    Class 2                                        101,169        (21,078)        80,091               -              -           -
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2        175,655        (49,009)       126,646         182,111       (54,705)    127,406
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2          83,052        (25,102)        57,950          92,076       (14,691)     77,385
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio -
    Class II                                         5,061           (341)         4,720               -             -           -
-----------------------------------------------------------------------------------------------------------------------------------

                  PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 ==================================================================================
                                                 For period ended December 31, 2006           For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                   ISSUED       REDEEMED      (DECREASE)      ISSUED      REDEEMED     (DECREASE)
-----------------                                   ------       --------      ----------      ------      --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                         45,013        (12,229)        32,784          48,857        (7,253)     41,604
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     265,741        (86,362)       179,379         291,970       (73,596)    218,374
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                       37,062         (8,607)        28,455          48,957       (28,283)     20,674
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      104,253        (70,289)        33,964         107,783       (23,322)     84,461
-----------------------------------------------------------------------------------------------------------------------------------

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit                Net         Investment           Expense                     Total
               Units            Fair Value            Assets         Income             Ratio(2)                   Return(3)
              (000's)       (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
    2006        539        1.23   to        2.81       1,460          0.07%       -       to      0.48%       5.79%   to     6.30%
    2005        317        1.16   to        2.65         822          0.08%       -       to      0.48%       8.84%   to    10.64%
    2004        165        2.43   to        2.43         402             -        -       to         -        6.63%   to     6.63%
    2003(16)     24        2.28   to        2.28          54             -        -       to         -        2.46%   to    32.26%
    2002          -           -   to           -           -             -        -       to         -           -    to        -
AIM V.I. Core Equity Fund - Class I
    2006(33)    425        1.10   to        1.10         466          0.87%       -       to         -        9.16%   to     9.16%
    2005          -           -   to           -           -             -        -       to         -           -    to        -
    2004          -           -   to           -           -             -        -       to         -           -    to        -
    2003          -           -   to           -           -             -        -       to         -           -    to        -
    2002          -           -   to           -           -             -        -       to         -           -    to        -
AIM V.I. Mid Cap Core Equity Fund - Class I
    2006         96        1.22   to        1.22         117          1.01%       -       to         -       11.24%   to    11.24%
    2005         80        1.10   to        1.10          88          0.66%       -       to         -        7.62%   to     7.62%
    2004(29)     31        1.02   to        1.02          32          1.79%       -       to         -        1.98%   to     1.98%
    2003          -           -   to           -           -             -        -       to         -           -    to        -
    2002          -           -   to           -           -             -        -       to         -           -    to        -
Alger American Leveraged AllCap Portfolio - Class O
    2006        103        1.42   to        3.24         301             -        -       to      0.48%      18.69%   to    19.26%
    2005         88        1.19   to        2.71         225             -        -       to      0.48%      13.23%   to    14.45%
    2004         28        2.37   to        2.37          67             -        -       to         -        8.19%   to     8.19%
    2003          4        2.19   to        2.19           9             -        -       to         -        1.59%   to    34.72%
    2002(6)       0(+)     1.63   to        1.63           1             -        -       to         -       (1.42%)  to    (1.42%)
DWS Equity 500 Index Fund VIP - Class A
    2006        751        1.26   to        3.06       2,229          1.08%       -       to      0.48%      14.97%   to    15.52%
    2005        435        1.09   to        2.65       1,141          1.35%       -       to      0.48%       4.68%   to     4.85%
    2004        250        2.53   to        2.53         634          1.17%       -       to         -       10.59%   to    10.59%
    2003         45        2.29   to        2.29         103          0.11%       -       to         -       28.16%   to    31.00%
    2002(10)      0(+)     1.79   to        1.79           0(++)      7.51%       -       to         -       (2.34%)  to    (2.34%)

Federated Fund for U.S. Government Securities II
    2006      1,282        1.05   to        2.37       2,893          3.26%       -       to      0.48%       3.64%   to     4.14%
    2005        730        1.01   to        2.27       1,604          2.97%       -       to      0.48%       0.17%   to     2.03%
    2004        278        2.23   to        2.23         618          2.24%       -       to         -        3.61%   to     3.61%
    2003         57        2.15   to        2.15         121          0.74%       -       to         -        2.37%   to     2.37%
    2002(5)       1        2.10   to        2.10           2             -        -       to         -        0.93%   to     1.78%
Federated High Income Bond Fund II - Primary Shares
    2006         66        3.08   to        3.08         202          6.72%       -       to         -       10.80%   to    10.80%
    2005         50        2.78   to        2.78         138          6.75%       -       to         -        2.66%   to     2.66%
    2004         54        2.70   to        2.70         146          2.77%       -       to         -       10.46%   to    10.46%
    2003(14)      8        2.45   to        2.45          22          1.42%       -       to         -       12.22%   to    19.68%
    2002          -           -   to           -           -             -        -       to         -           -    to        -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit                Net         Investment           Expense                     Total
               Units            Fair Value            Assets         Income             Ratio(2)                   Return(3)
              (000's)       (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class

    2006          564      1.32   to        3.52       1,955          1.16%       -       to      0.48%      11.06%   to    11.59%
    2005          368      1.19   to        3.16       1,150          0.14%       -       to      0.48%      (0.48%)  to    16.85%
    2004          211      2.70   to        2.70         571          0.14%       -       to         -       15.34%   to    15.34%
    2003(13)       44      2.34   to        2.34         103          0.01%       -       to         -        1.72%   to    32.46%
    2002            -         -   to           -           -             -        -       to         -           -    to        -
Fidelity VIP Growth Opportunities Portfolio - Service Class
    2006          324      1.20   to        2.85         868          0.34%       -       to      0.48%       4.80%   to     5.30%
    2005           99      1.15   to        2.71         256          0.60%       -       to      0.48%       8.84%   to     8.86%
    2004           48      2.49   to        2.49         119          0.35%       -       to         -        7.06%   to     7.06%
    2003           18      2.32   to        2.32          41          0.04%       -       to         -       29.66%   to    33.54%
    2002(11)        0(+)   1.79   to        1.79           0(++)                          to                 (2.74%)  to    (2.74%)
Fidelity VIP Growth Portfolio - Service Class
    2006          398      1.20   to        2.64       1,047          0.25%       -       to      0.48%       6.22%   to     6.73%
    2005          334      1.13   to        2.48         824          0.29%       -       to      0.48%       5.67%   to     5.96%
    2004          193      2.34   to        2.34         452          0.05%       -       to         -        3.26%   to     3.26%
    2003           24      2.27   to        2.27          54          0.01%       -       to         -       32.78%   to    40.55%
    2002(6)         0(+)   1.71   to        1.71           0(++)         -        -       to         -        6.24%   to     6.24%
Franklin Income Securities Fund - Class 2
    2006(38)       20      1.12   to        1.12          22             -        -       to      0.48%       1.97%   to     8.36%
    2005            -         -   to           -           -             -        -       to         -           -    to        -
    2004            -         -   to           -           -             -        -       to         -           -    to        -
    2003            -         -   to           -           -             -        -       to         -           -    to        -
    2002            -         -   to           -           -             -        -       to         -           -    to        -
Lazard Retirement Small Cap Portfolio - Service Shares
    2006          168      1.28   to        1.28         214             -        -       to         -       16.07%   to    16.07%
    2005(30)      132      1.10   to        1.10         146             -        -       to         -       12.59%   to    12.59%
    2004            -         -   to           -           -             -        -       to         -           -    to        -
    2003            -         -   to           -           -             -        -       to         -           -    to        -
    2002            -         -   to           -           -             -        -       to         -           -    to        -
Lord Abbett Bond-Debenture Portfolio - Class VC
    2006          175      1.13   to        1.13         197          6.27%       -       to         -        9.33%   to     9.33%
    2005(30)      159      1.03   to        1.03         164          8.22%       -       to         -        5.33%   to     5.33%
    2004            -         -   to           -           -             -        -       to         -           -    to        -
    2003            -         -   to           -           -             -        -       to         -           -    to        -
    2002            -         -   to           -           -             -        -       to         -           -    to        -
Lord Abbett Growth and Income Portfolio - Class VC
    2006        2,198      1.24   to        1.26       2,729          1.54%       -       to      0.48%      16.71%   to    17.27%
    2005(30)    1,369      1.06   to        1.08       1,449          1.72%       -       to      0.48%       5.53%   to     7.89%
    2004            -         -   to           -           -             -        -       to         -           -    to        -
    2003            -         -   to           -           -             -        -       to         -           -    to        -
    2002            -         -   to           -           -             -        -       to         -           -    to        -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit                Net         Investment           Expense                     Total
               Units            Fair Value            Assets         Income             Ratio(2)                   Return(3)
              (000's)       (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
    2006        295        1.23   to        1.26         362          0.52%       -       to      0.48%       6.96%   to    12.23%
    2005(30)    266        1.09   to        1.09         290          0.76%       -       to         -       13.98%   to    13.98%
    2004          -           -   to           -           -             -        -       to         -           -    to        -
    2003          -           -   to           -           -             -        -       to         -           -    to        -
    2002          -           -   to           -           -             -        -       to         -           -    to        -
Mutual Shares Securities Fund - Class 2
    2006        390        1.31   to        3.36       1,261          1.17%       -       to      0.48%      17.81%   to    18.38%
    2005        200        1.11   to        2.84         549          0.94%       -       to      0.48%       8.28%   to    10.55%
    2004         99        2.57   to        2.57         255          0.60%       -       to         -       12.63%   to    12.63%
    2003(21)     37        2.28   to        2.28          84          0.08%       -       to         -        2.97%   to    27.81%
    2002          -           -   to           -           -             -        -       to         -           -    to        -
Neuberger Berman AMT Fasciano Portfolio - S Class
    2006(36)      2        0.97   to        0.97           2             -        -       to         -        8.31%   to     8.31%
    2005          -           -   to           -           -             -        -       to         -           -    to        -
    2004          -           -   to           -           -             -        -       to         -           -    to        -
    2003          -           -   to           -           -             -        -       to         -           -    to        -
    2002          -           -   to           -           -             -        -       to         -           -    to        -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
    2006(40)      6        1.02   to        1.02           6             -        -       to         -        9.31%   to     9.31%
    2005          -           -   to           -           -             -        -       to         -           -    to        -
    2004          -           -   to           -           -             -        -       to         -           -    to        -
    2003          -           -   to           -           -             -        -       to         -           -    to        -
    2002          -           -   to           -           -             -        -       to         -           -    to        -
Oppenheimer Global Securities Fund/VA - Service Shares
    2006(37)      6        1.07   to        1.07           7             -        -       to      0.48%       6.40%   to    17.94%
    2005          -           -   to           -           -             -        -       to         -           -    to        -
    2004          -           -   to           -           -             -        -       to         -           -    to        -
    2003          -           -   to           -           -             -        -       to         -           -    to        -
    2002          -           -   to           -           -             -        -       to         -           -    to        -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    2006(36)      6        1.01   to        1.01           6             -        -       to         -       13.18%   to    13.18%
    2005          -           -   to           -           -             -        -       to         -           -    to        -
    2004          -           -   to           -           -             -        -       to         -           -    to        -
    2003          -           -   to           -           -             -        -       to         -           -    to        -
    2002          -           -   to           -           -             -        -       to         -           -    to        -
Phoenix Capital Growth Series
    2006        353        2.66   to        2.66         938          0.32%       -       to         -        3.22%   to     3.22%
    2005        191        2.57   to        2.57         490          0.09%       -       to         -        3.71%   to     3.71%
    2004        130        2.48   to        2.48         321          1.32%       -       to         -        4.97%   to     4.97%
    2003         20        2.36   to        2.36          49          0.01%       -       to         -       20.55%   to    26.49%
    2002(11)      0(+)     1.87   to        1.87           0(++)         -        -       to         -       (4.67%)  to    (4.67%)

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit                Net         Investment           Expense                     Total
               Units            Fair Value            Assets         Income             Ratio(2)                   Return(3)
              (000's)       (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Phoenix Growth and Income Series
    2006          892      1.27   to        3.06       2,641           1.31%     -      to      0.48%      16.62%   to      17.18%
    2005          541      1.09   to        2.61       1,405           1.24%     -      to      0.48%       4.06%   to       4.80%
    2004          273      2.49   to        2.49         681           1.99%     -      to         -       10.48%   to      10.48%
    2003           30      2.26   to        2.26          67           1.94%     -      to         -       27.46%   to      31.16%
    2002(11)        0(+)   1.77   to        1.77           0(++)       3.72%     -      to         -       (2.20%)  to      (2.20%)
Phoenix Mid-Cap Growth Series
    2006           85      2.36   to        2.36         201              -      -      to         -        4.13%   to       4.13%
    2005           64      2.27   to        2.27         145              -      -      to         -        4.18%   to       4.18%
    2004           31      2.18   to        2.18          67              -      -      to         -        6.72%   to       6.72%
    2003            3      2.04             2.04           5              -      -      to         -       28.83%   to      28.83%
    2002(5)         0(+)   1.58   to        1.58           0(++)          -      -      to         -       (4.60%)  to    -0.0284
Phoenix Money Market Series
    2006        1,124      1.06   to        2.19       2,347           4.30%     -      to      0.48%       3.91%   to       4.41%
    2005        1,043      1.02   to        2.10       2,101           2.44%     -      to      0.48%       1.64%   to       2.58%
    2004        1,208      2.04   to        2.04       2,468           0.87%     -      to         -        0.79%   to       0.79%
    2003          389      2.03   to        2.03         789           0.62%     -      to         -        0.68%   to       0.68%
    2002(4)        33      2.01   to        2.01          67           1.13%     -      to         -        0.32%   to       0.40%
Phoenix Multi-Sector Fixed Income Series
    2006          384      1.09   to        2.85       1,057           5.64%     -      to      0.48%       6.33%   to       6.84%
    2005          326      1.02   to        2.66         841           5.14%     -      to      0.48%       1.57%   to       1.78%
    2004          150      2.62   to        2.62         392           7.48%     -      to         -        6.84%   to       6.84%
    2003           12      2.45   to        2.45          30           8.70%     -      to         -       14.58%   to      14.58%
    2002(9)         1      2.14   to        2.14           1           9.21%     -      to         -        3.17%   to       4.15%
Phoenix Multi-Sector Short Term Bond Series
    2006          224      1.07   to        1.16         255           5.19%     -      to      0.48%       5.21%   to       5.71%
    2005          138      1.02   to        1.10         150           4.26%     -      to      0.48%       0.40%   to       1.36%
    2004           46      1.08   to        1.08          49           4.98%     -      to         -        5.33%   to       5.33%
    2003(26)        9      1.03   to        1.03           9          14.90%     -      to         -        2.25%   to       4.94%
    2002            -         -   to           -           -              -      -      to         -           -    to          -
Phoenix Strategic Allocation Series
    2006          215      2.83   to        2.83         609           2.81%     -      to         -       12.69%   to      12.69%
    2005          171      2.51   to        2.51         430           2.51%     -      to         -        1.79%   to       1.79%
    2004           77      2.47   to        2.47         190           3.56%     -      to         -           -    to          -
    2003(17)       13      2.30   to        2.30          29           6.91%     -      to         -        2.68%   to      21.36%
    2002            -         -   to           -           -              -      -      to         -           -    to          -
Phoenix-Aberdeen International Series
    2006        1,189      1.53   to        4.27       4,894           2.84%     -      to      0.48%      26.77%   to      27.37%
    2005          191      1.21   to        3.36         641           5.47%     -      to      0.48%      18.57%   to      19.04%
    2004          103      2.83   to        2.83         292           5.12%     -      to         -       20.78%   to      20.78%
    2003            8      2.34   to        2.34          19           2.67%     -      to         -       31.86%   to      31.86%
    2002(7)         0(+)   1.78   to        1.78           0(++)       5.17%     -      to         -        0.19%   to       5.56%

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit                Net         Investment           Expense                     Total
               Units            Fair Value            Assets         Income             Ratio(2)                   Return(3)
              (000's)       (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
    2006        281        1.48   to        4.36       1,201          0.02%      -      to      0.48%      18.88%     to    19.45%
    2005        109        1.25   to        3.65         387             -       -      to      0.48%      15.20%     to    15.64%
    2004         52        3.16   to        3.16         164             -       -      to         -        2.12%     to     2.12%
    2003(20)      5        3.09   to        3.09          17             -       -      to         -       (1.28%)    to    61.38%
    2002          -           -   to           -           -             -       -      to         -           -      to        -
Phoenix-Duff & Phelps Real Estate Securities Series
    2006        465        1.65   to        5.74       2,623          1.41%      -      to      0.48%      36.41%     to    37.07%
    2005        360        1.21   to        4.19       1,500          1.85%      -      to      0.48%      10.45%     to    15.10%
    2004        139        3.64   to        3.64         505          2.81%      -      to         -       34.69%     to    35.08%
    2003         15        2.70   to        2.70          41          4.22%      -      to         -       38.27%     to    38.27%
    2002(5)       1        1.96   to        1.96           2          5.17%      -      to         -       (0.23%)    to    (0.23%)
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
    2006(29)    702        1.13   to        1.13         790          3.05%      -      to         -        9.36%     to     9.59%
    2005          -           -   to           -           -             -       -      to         -           -      to        -
    2004          -           -   to           -           -             -       -      to         -           -      to        -
    2003          -           -   to           -           -             -       -      to         -           -      to        -
    2002          -           -   to           -           -             -       -      to         -           -      to        -
Phoenix-S&P Dynamic Asset Allocation Series: Growth
    2006(32)    235        1.10   to        1.10         258          4.00%      -      to         -        7.84%     to    11.04%
    2005          -           -   to           -           -             -       -      to         -           -      to        -
    2004          -           -   to           -           -             -       -      to         -           -      to        -
    2003          -           -   to           -           -             -       -      to         -           -      to        -
    2002          -           -   to           -           -             -       -      to         -           -      to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
    2006(31)    215        1.08   to        1.09         234          9.98%      -      to      0.48%       2.18%     to     9.23%
    2005          -           -   to           -           -             -       -      to         -           -      to        -
    2004          -           -   to           -           -             -       -      to         -           -      to        -
    2003          -           -   to           -           -             -       -      to         -           -      to        -
    2002          -           -   to           -           -             -       -      to         -           -      to        -
Phoenix-Sanford Bernstein Mid-Cap Value Series
    2006        289        1.31   to        3.63       1,013          0.54%      -      to      0.48%      14.36%     to    14.91%
    2005        156        1.14   to        3.16         486          0.11%      -      to      0.48%       6.98%     to     7.73%
    2004         76        2.93   to        2.93         225          0.28%      -      to         -       20.41%     to    20.41%
    2003         10        2.44   to        2.44          26          0.05%      -      to         -       40.97%     to    40.97%
    2002(5)       1        1.73   to        1.73           1          3.30%      -      to         -       (1.48%)    to     3.50%
Phoenix-Sanford Bernstein Small-Cap Value Series
    2006        233        1.34   to        3.74         846          0.31%      -      to      0.48%      16.19%     to    16.75%
    2005        133        1.16   to        3.20         426             -       -      to      0.48%       5.09%     to     7.46%
    2004         60        2.98   to        2.98         179             -       -      to         -       22.67%     to    22.67%
    2003          9        2.43   to        2.43          22             -       -      to         -       11.33%     to    43.86%
    2002(5)       1        1.69   to        1.69           2          2.57%      -      to         -       (1.96%)    to    (1.96%)

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit                Net         Investment           Expense                     Total
               Units            Fair Value            Assets         Income             Ratio(2)                   Return(3)
              (000's)       (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
    2006        167        2.97   to        2.97       495          1.78%      -      to         -        20.90%    to      20.90%
    2005        153        2.46   to        2.46       376          1.39%      -      to         -         5.43%    to       5.43%
    2004         97        2.33   to        2.33       226          1.49%      -      to         -        12.91%    to      12.91%
    2003         14        2.07   to        2.07        27          1.01%      -      to         -        23.87%    to      23.87%
    2002(10)      0(+)     1.67   to        1.67         0(++)      3.96%      -      to         -        (0.74%)   to       5.07%
Phoenix-Van Kampen Equity 500 Index Series
    2006        303        1.24   to        2.92       870          1.98%      -      to      0.48%        3.30%    to      14.21%
    2005         63        2.56   to        2.56       162          1.54%      -      to         -         3.69%    to      10.73%
    2004         20        2.47   to        2.47        49          3.44%      -      to         -         9.84%    to       9.84%
    2003(28)      1        2.25   to        2.25         1          4.74%      -      to         -         6.06%    to       6.06%
    2002          -           -   to           -         -             -       -      to         -            -     to          -
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
    2006(39)     12        0.96   to        0.96        11         10.17%      -      to         -        (3.85%)   to      (3.85%)
    2005          -           -   to           -         -             -       -      to         -            -     to          -
    2004          -           -   to           -         -             -       -      to         -            -     to          -
    2003          -           -   to           -         -             -       -      to         -            -     to          -
    2002          -           -   to           -         -             -       -      to         -            -     to          -
PIMCO VIT Real Return Portfolio - Advisor Class
    2006(36)      9        1.02   to        1.02         9          4.54%      -      to         -         2.72%    to       2.72%
    2005          -           -   to           -         -             -       -      to         -            -     to          -
    2004          -           -   to           -         -             -       -      to         -            -     to          -
    2003          -           -   to           -         -             -       -      to         -            -     to          -
    2002          -           -   to           -         -             -       -      to         -            -     to          -
PIMCO VIT Total Return Portfolio - Advisor Class
    2006(36)     60        1.04   to        1.04        63          4.60%      -      to         -         4.83%    to       4.83%
    2005          -           -   to           -         -             -       -      to         -            -     to          -
    2004          -           -   to           -         -             -       -      to         -            -     to          -
    2003          -           -   to           -         -             -       -      to         -            -     to          -
    2002          -           -   to           -         -             -       -      to         -            -     to          -
Rydex Variable Trust Inverse Government Long Bond Fund
    2006         36        0.97   to        0.97        35          3.92%      -      to         -         8.11%    to       8.11%
    2005         35        0.90   to        0.90        31             -       -      to         -        (5.24%)   to      (5.24%)
    2004         23        0.95   to        0.95        22             -       -      to         -       (10.67%)   to     (10.67%)
    2003(25)      9        1.06   to        1.06        10             -       -      to         -        (4.54%)   to       5.08%
    2002          -           -   to           -         -             -       -      to         -            -     to          -
Rydex Variable Trust Nova Fund
    2006         22        1.33   to        1.74        37          1.05%      -      to      0.48%       14.60%    to      19.27%
    2005         25        1.12   to        1.46        37          0.33%      -      to      0.48%       (1.98%)   to       3.96%
    2004         21        1.40   to        1.40        30          0.05%      -      to         -         0.85%    to      14.62%
    2003(21)     11        1.22   to        1.22        13             -       -      to         -        18.98%    to      18.98%
    2002          -           -   to           -         -             -       -      to         -            -     to          -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit                Net         Investment           Expense                     Total
               Units            Fair Value            Assets         Income             Ratio(2)                   Return(3)
              (000's)       (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
    2006         19        1.63   to        1.63          31           -       -      to         -        9.46%     to      11.39%
    2005         28        1.46   to        1.46          40           -       -      to         -       13.71%     to      13.71%
    2004         10        1.29   to        1.29          12           -       -      to         -        1.00%     to      10.71%
    2003(27)      1        1.16   to        1.16           1           -       -      to         -        4.24%     to       4.24%
    2002          -           -   to           -           -           -       -      to         -           -      to          -
Templeton Developing Markets Securities Fund - Class 2
    2006(34)     80        1.08   to        1.08          86        1.57%      -      to         -        7.56%     to       7.56%
    2004          -           -   to           -           -           -       -      to         -           -      to          -
    2003          -           -   to           -           -           -       -      to         -           -      to          -
    2002          -           -   to           -           -           -       -      to         -           -      to          -
    2001          -           -   to           -           -           -       -      to         -           -      to          -
Templeton Foreign Securities Fund - Class 2
    2006        334        1.35   to        3.53       1,138        1.17%      -      to      0.48%      20.86%     to      21.44%
    2005        207        1.12   to        2.91         584        1.14%      -      to      0.48%      10.17%     to      11.06%
    2004         79        2.64   to        2.64         210        0.68%      -      to         -       18.53%     to      18.53%
    2003         15        2.23   to        2.23          34        0.97%      -      to         -       30.82%     to      32.21%
    2002(11)      0(+)     1.69   to        1.69           -           -       -      to         -       (1.36%)    to      (1.36%)
Templeton Growth Securities Fund - Class 2
    2006        225        1.33   to        3.48         767        1.34%      -      to      0.48%      10.25%     to      21.81%
    2005        167        2.85   to        2.85         478        1.09%      -      to         -        8.86%     to       8.86%
    2004         90        2.62   to        2.62         236        1.13%      -      to         -       13.19%     to      16.03%
    2003(20)     47        2.26   to        2.26         107        0.31%      -      to         -       46.06%     to      46.06%
    2002          -           -   to           -           -           -       -      to         -           -      to          -
Van Kampen UIF Equity and Income Portfolio - Class II
    2006(35)      5        1.08   to        1.08           5        0.04%      -      to         -       11.36%     to      11.36%
    2005          -           -   to           -           -           -       -      to         -           -      to          -
    2004          -           -   to           -           -           -       -      to         -           -      to          -
    2003          -           -   to           -           -           -       -      to         -           -      to          -
    2002          -           -   to           -           -           -       -      to         -           -      to          -
Wanger International Select
    2006         85        1.57   to        4.99         362        0.21%      -      to      0.48%      35.35%     to      36.00%
    2005         52        1.16   to        3.67         166        0.89%      -      to      0.48%      15.60%     to      16.43%
    2004         10        3.15             3.16          32        0.18%      -      to         -       21.36%     to      24.34%
    2003(23)      1        2.54   to        2.54           3           -       -      to         -       31.84%     to      31.84%
    2002          -           -   to           -           -           -       -      to         -           -      to          -
Wanger International Small Cap
    2006        526        1.59   to        5.40       2,772        0.47%      -      to      0.48%      36.50%     to      37.16%
    2005        347        1.17   to        3.94       1,346        0.88%      -      to      0.48%      17.63%     to      21.53%
    2004        129        3.24   to        3.24         417        0.31%      -      to         -       30.27%     to      30.27%
    2003(16)     17        2.49   to        2.49          42        0.01%      -      to         -        9.21%     to      49.77%
    2002          -           -   to           -           -           -       -      to         -           -      to          -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit                Net         Investment           Expense                     Total
               Units            Fair Value            Assets         Income             Ratio(2)                   Return(3)
              (000's)       (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Wanger Select
    2006        90         4.05   to        4.05       364          0.34%      -      to      -          19.70%     to      19.70%
    2005        62         3.38   to        3.38       208             -       -      to      -          10.49%     to      10.49%
    2004        41         3.06   to        3.06       125             -       -      to      -          19.31%     to      19.31%
    2003        10         2.57   to        2.57        28             -       -      to      -           2.43%     to      30.73%
    2002(13)     1         1.96   to        1.96         2             -       -      to      -          (0.42%)    to      (0.42%)

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit                Net         Investment           Expense                     Total
               Units            Fair Value            Assets         Income             Ratio(2)                   Return(3)
              (000's)       (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Wanger U.S. Smaller Companies
    2006        217        3.62   to        3.62       787          0.22%      -      to      -           7.87%     to       7.87%
    2005        183        3.36   to        3.36       616             -       -      to      -          11.25%     to      11.25%
    2004         99        3.02   to        3.02       299             -       -      to      -          18.33%     to      18.33%
    2003         13        2.55   to        2.55        33             -       -      to      -          35.95%     to      43.22%
    2002(6)       -        1.78   to        1.78         1             -       -      to      -          12.18%     to      12.18%

  (+)Amount is less than 500 units.                              (++)Amount is less than $500.

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemtion of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed throughout the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

(4)  From inception September 3, 2002 to December 31, 2002.      (23) From inception May 27, 2003 to December 31, 2003.
(5)  From inception September 4, 2002 to December 31, 2002.      (24) From inception June 4, 2003 to December 31, 2003.
(6)  From inception September 24, 2002 to December 31, 2002.     (25) From inception June 30, 2003 to December 31, 2003.
(7)  From inception September 26, 2002 to December 31, 2002.     (26) From inception August 8, 2003 to December 31, 2003.
(8)  From inception September 30, 2002 to December 31, 2002.     (27) From inception October 27, 2003 to December 31, 2003.
(9)  From inception October 2, 2002 to December 31, 2002.        (28) From inception November 10, 2004 to December 31, 2004.
(10) From inception October 3, 2002 to December 31, 2002.        (29) From inception December 3, 2004 to December 31, 2004.
(11) From inception November 7, 2002 to December 31, 2002.       (30) From inception April 29, 2005 to December 31, 2005.
(12) From inception November 27, 2002 to December 31, 2002.      (31) From inception February 8, 2006 to December 31, 2006.
(13) From inception December 20, 2002 to December 31, 2002.      (32) From inception March 17, 2006 to December 31, 2006.
(14) From inception January 21, 2003 to December 31, 2003.       (33) From inception April 28, 2006 to December 31, 2006.
(15) From inception January 27, 2003 to December 31, 2003.       (34) From inception May 1, 2006 to December 31, 2006.
(16) From inception January 28, 2003 to December 31, 2003.       (35) From inception June 15, 2006 to December 31, 2006.
(17) From inception February 3, 2003 to December 31, 2003.       (36)  From inception June 20, 2006 to December 31, 2006.
(18) From inception February 28, 2003 to December 31, 2003.      (37) From inception July 20, 2006 to December 31, 2006.
(19) From inception March 3, 2003 to December 31, 2003.          (38) From inception August 7, 2006 to December 31, 2006.
(20) From inception March 14, 2003 to December 31, 2003.         (39) From inception August 14, 2006 to December 31, 2006.
(21) From inception March 19, 2003 to December 31, 2003.         (40) From inception August 15, 2006 to December 31, 2006.
(22) From inception March 20, 2003 to December 31, 2003.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 - POLICY LOANS
Policy provisions generally allow policyowners to borrow up to 90% - 100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. Loan interest rates vary by product. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest. Interest rates vary by product. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $2,814,388 and $2,018,403 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

    Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy face amount and policy duration may vary, the administrative charge may also vary.

    Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

    Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

    Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled 'Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense and Administration Fee charges

Phoenix will make deductions at a maximum rate of .48% of the contracts value for the mortality and expense risks and 0% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and 'Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $2,396 and $0 respectively. This expense is taken out as a reduction of unit values.

NOTE 8--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small- Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 10--LIQUIDATIONS AND MERGERS (CONTINUED)
On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471.
Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large- Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture
Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, ("PVA") Inc have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 13--OTHER (CONTINUED)
State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

[LOGO]PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------

                                                PRICEWATERHOUSECOOPERS LLP
                                                100 Pearl St.
                                                Hartford CT 06103-4508
                                                Telephone (860) 241 7000
                                                Facsimile (860) 241 7590

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHLVIC Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHLVIC Variable Universal Life Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP




March 23, 2007

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Registered Public
  Accounting Firm...................................................     F-3

Balance Sheet as of December 31, 2006 and 2005......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31,
  2006, 2005 and 2004...............................................     F-5

Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004..................................     F-6

Notes to Financial Statements.......................................  F-7 - F-25

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                  2006            2005
                                                                                             --------------- ---------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   2,050,989   $   2,789,491
Policy loans, at unpaid principal balances................................................          15,542           8,171
Other investments.........................................................................           1,612           1,129
                                                                                              --------------   -------------
Total investments.........................................................................       2,068,143       2,798,791
Cash and cash equivalents.................................................................          47,127          25,818
Accrued investment income.................................................................          19,882          30,837
Deferred policy acquisition costs.........................................................         703,794         529,315
Receivable from related parties...........................................................             300          31,355
Other assets..............................................................................          39,751          25,354
Separate account assets...................................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL ASSETS..............................................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

LIABILITIES:
Policyholder deposit funds................................................................   $   1,491,367   $   2,256,129
Policy liabilities and accruals...........................................................         689,059         487,573
Deferred income taxes.....................................................................          96,654          73,356
Payable to related parties................................................................          25,081          66,551
Other liabilities.........................................................................          26,576          15,598
Separate account liabilities..............................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL LIABILITIES.........................................................................       5,281,800       5,436,892
                                                                                             --------------- ---------------

CONTINGENT LIABILITIES (NOTE 14)..........................................................

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares
  authorized; 500 shares issued...........................................................           2,500           2,500
Additional paid-in capital................................................................         503,234         503,234
Retained earnings.........................................................................          47,215          37,134
Accumulated other comprehensive loss......................................................          (2,689)           (605)
                                                                                             --------------- ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................         550,260         542,263
                                                                                             --------------- ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                 2006             2005             2004
                                                                            ---------------  ---------------  ---------------

REVENUES:
Premiums.................................................................  $      13,575    $       9,521    $       7,367
Insurance and investment product fees....................................        180,498          109,270           83,300
Investment income, net of expenses.......................................        129,325          154,374          143,862
Net realized investment gains (losses)...................................         (2,460)         (10,569)           5,121
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES...........................................................        320,938          262,596          239,650
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits..........................................................        151,285          130,279          136,760
Policy acquisition cost amortization.....................................         91,168           80,402           45,027
Other operating expenses.................................................         65,388           50,493           35,683
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES..............................................        307,841          261,174          217,470
                                                                           ---------------  ---------------  ---------------
Income before income taxes...............................................         13,097            1,422           22,180
Applicable income taxes (benefit)........................................          3,016           (2,801)           5,465
                                                                           ---------------   --------------   --------------
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ===============  ===============  ===============

FEES PAID TO RELATED PARTIES (NOTE 9)

COMPREHENSIVE INCOME:
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ---------------  ---------------  ---------------
Net unrealized investment losses.........................................         (1,277)          (9,986)         (14,802)
Net unrealized derivative instruments losses.............................           (807)            (335)            (336)
                                                                           ---------------  ---------------  ---------------
OTHER COMPREHENSIVE LOSS.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)..............................................  $       7,997    $      (6,098)   $       1,577
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................  $          --    $          --    $      19,000

RETAINED EARNINGS:
Net income...............................................................         10,081            4,223           16,715

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY...........................................          7,997           (6,098)          20,577
Stockholder's equity, beginning of year..................................        542,263          548,361          527,784
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     550,260    $     542,263    $     548,361
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                               2006             2005              2004
                                                                         ---------------- ----------------  ----------------

OPERATING ACTIVITIES:
Net income.............................................................  $       10,081   $        4,223    $       16,715
Net realized investment (gains) losses.................................           2,460           10,569            (5,121)
Investment (gains) losses..............................................           4,206          (15,293)           (5,634)
Deferred income taxes..................................................          24,419           15,512            15,627
Increase in deferred policy acquisition costs..........................        (179,410)         (56,634)          (61,761)
Increase in policy liabilities and accruals............................         210,368          155,315           135,384
Other assets and other liabilities change..............................          (8,163)          34,725           (19,262)
                                                                         ---------------- ----------------  ----------------
CASH FROM OPERATING ACTIVITIES.........................................          63,961          148,417            75,948
                                                                         ---------------- ----------------  ----------------

INVESTING ACTIVITIES:
Investment purchases...................................................      (1,007,973)      (1,148,093)       (1,506,835)
Investment sales, repayments and maturities............................       1,728,360        1,357,687         1,503,161
                                                                         ---------------- ----------------  ----------------
CASH FROM (FOR) INVESTING ACTIVITIES...................................         720,387          209,594            (3,674)
                                                                         ---------------- ----------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits.....................................         223,309          236,099           365,166
Policyholder deposit fund withdrawals..................................        (986,348)        (607,890)         (497,814)
Capital contributions from parent......................................              --               --            19,000
                                                                         ---------------- ----------------  ----------------
CASH FOR FINANCING ACTIVITIES..........................................        (763,039)        (371,791)         (113,648)
                                                                         ---------------- ----------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................          21,309          (13,780)          (41,374)
Cash and cash equivalents, beginning of year...........................          25,818           39,598            80,972
                                                                         ---------------- ----------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       47,127   $       25,818    $       39,598
                                                                         ================ ================  ================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (PNX), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company. We have reclassified certain amounts for 2005 and 2004 to conform with the 2006 presentation.


2.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

In preparing these financial statements in conformity with accounting principles generally accepted in the United States, or GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements", or SAB 108. SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments", or SFAS 155. SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or FSP 115-1. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants, or AICPA, Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities", or SFAS 159. SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007, and early adoption is permitted provided the entity also elects to apply the provisions of SFAS No. 157, Fair Value Measurements, at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements", or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. We are currently assessing the impact of SFAS 157 on our financial position and results of operations.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on our GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140", or SFAS 156. SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We do not expect our adoption of SFAS 156 to have a material impact on our financial statements.

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts", or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", or SFAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. Our adoption is not expected to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include other partnership interests in which we do not have control or a majority ownership interest and are recorded using the equity method of accounting. We record the net income from investments in partnerships in net investment income.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits, or EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition cost balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:


    o  the extent and the duration of the decline;
    o the reasons for the decline in value (credit event, interest related or market fluctuations);
    o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
    o  the financial condition of and near term prospects of the issuer.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.  REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure up to 90% of the mortality risk on most new issues of term insurance.
    o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
    o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued before January 1, 2000, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.
    o We cede to Phoenix Life 100% of the guaranteed minimum accumulation and withdrawal benefits on our variable annuities.

                                                                                        YEAR ENDED DECEMBER 31,
DIRECT BUSINESS AND REINSURANCE:                                            ------------------------------------------------
($ in thousands)                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct premiums..........................................................   $      71,350    $      55,277   $      43,348
Premiums ceded to reinsurers.............................................         (57,775)         (45,756)        (35,981)
                                                                            ---------------  --------------- ---------------
PREMIUMS.................................................................   $      13,575    $       9,521   $       7,367
                                                                            ===============  =============== ===============

Direct policy benefits incurred..........................................   $      54,055    $      15,538   $      37,846
Policy benefits assumed from reinsureds..................................             965              381             286
Policy benefits ceded to reinsurers......................................         (26,398)          (9,572)        (26,767)
                                                                            ---------------  --------------- ---------------
POLICY BENEFITS..........................................................   $      28,622    $       6,347   $      11,365
                                                                            ===============  =============== ===============

Direct life insurance in-force...........................................   $  55,175,351    $  41,566,483   $  30,623,344
Life insurance in-force assumed from reinsureds..........................         104,826          135,447         155,964
Life insurance in-force ceded to reinsurers..............................     (40,820,818)     (30,459,568)    (23,057,775)
                                                                            ---------------  --------------- ---------------
LIFE INSURANCE IN-FORCE..................................................   $  14,459,359    $  11,242,362   $   7,721,533
                                                                            ===============  =============== ===============
Percentage of amount assumed to net insurance in-force...................           0.72%            1.20%           2.02%
                                                                            ===============  =============== ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $122.7 million, $123.9 million and $125.4 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004, respectively.


4.  DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct acquisition costs deferred........................................   $     270,577    $     137,036   $     106,788
Recurring costs amortized to expense.....................................         (92,255)         (86,608)        (45,027)
Credit related to investment gains or losses.............................           1,087            6,206              --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 11).......................          (4,930)          39,223            (912)
                                                                            ---------------  --------------- ---------------
Change in deferred policy acquisition costs..............................         174,479           95,857          60,849
Deferred policy acquisition costs, beginning of year.....................         529,315          433,458         372,609
                                                                            ---------------  --------------- ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $     703,794    $     529,315   $     433,458
                                                                            ===============  =============== ===============

Upon completion of a study during the fourth quarter of 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition costs unlocking that resulted from these updated assumptions, along with related adjustments, resulted in an overall $6.7 million pre-tax charge to net income. The change in deferred policy acquisition costs also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $1.3 million, benefit reserves by $4.5 million, reinsurance liabilities by $1.2 million and decreased amortization by $0.4 million.

During 2005, amortization of deferred policy acquisition costs was increased by an unlocking of assumptions. The 2005 unlocking was driven by revised assumptions regarding mortality experience offset by interest rate and spread adjustments for annuities.


5.  POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 14.0%, less administrative charges.


6.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES


FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ in thousands)                                           -----------------------------------------------------------------
                                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $     92,579     $     93,425     $    124,552    $    125,673
State and political subdivision..........................        15,900           16,281           28,585          28,934
Foreign government.......................................        49,884           46,505           73,412          69,275
Corporate................................................     1,157,781        1,172,275        1,490,696       1,506,917
Mortgage-backed..........................................       452,641          455,739          648,124         649,346
Other asset-backed.......................................       282,204          280,086          424,122         425,634
                                                           ---------------  ---------------  --------------- ---------------
AVAILABLE-FOR-SALE DEBT SECURITIES.......................  $  2,050,989     $  2,064,311     $  2,789,491    $  2,805,779
                                                           ===============  ===============  =============== ===============

The non-income producing debt securities owned as of December 31, 2006 and 2005 are immaterial to our financials.

UNREALIZED GAINS (LOSSES) FROM                                                    AS OF DECEMBER 31,
DEBT SECURITIES:                                           -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                               GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $         295    $      (1,141)   $         369   $      (1,490)
State and political subdivision..........................             17             (398)             239            (588)
Foreign government.......................................          3,590             (211)           4,539            (402)
Corporate................................................          6,523          (21,017)          14,560         (30,781)
Mortgage-backed..........................................          2,862           (5,960)           6,141          (7,363)
Other asset-backed.......................................          3,857           (1,739)           2,052          (3,564)
                                                           ---------------  ---------------  --------------- ---------------
DEBT SECURITIES GAINS AND LOSSES.........................  $      17,144    $     (30,466)   $      27,900   $     (44,188)
                                                           ===============  ===============  =============== ===============
DEBT SECURITIES NET LOSSES...............................  $     (13,322)                    $     (16,288)
                                                           ===============                   ===============


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT SECURITIES:                            ---------------------------------------------------------------------------------
($ in thousands)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $      5,643  $       (19)  $    50,878  $    (1,122)  $    56,521  $    (1,141)
State and political subdivision...........         1,014           (3)       14,367         (395)       15,381         (398)
Foreign government........................         4,024          (10)        9,323         (201)       13,347         (211)
Corporate.................................       152,344       (1,595)      689,660      (19,422)      842,004      (21,017)
Mortgage-backed...........................        78,465         (693)      257,905       (5,267)      336,370       (5,960)
Other asset-backed........................        53,844         (171)      102,302       (1,568)      156,146       (1,739)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    295,334  $    (2,491)  $ 1,124,435  $   (27,975)  $ 1,419,769  $   (30,466)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     20,190  $      (377)  $    90,763  $    (3,859)  $   110,953  $    (4,236)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $       (45)               $      (550)               $      (595)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in thousands):                              LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------- ------------  ------------ ------------  ------------ ------------
DEBT SECURITIES
U.S. government and agency................  $     62,372  $      (714)  $    33,369  $      (776)  $    95,741  $    (1,490)
State and political subdivision...........         7,854          (15)       16,067         (573)       23,921         (588)
Foreign government........................        14,877         (269)        4,834         (133)       19,711         (402)
Corporate.................................       651,536      (18,520)      340,112      (12,261)      991,648      (30,781)
Mortgage-backed...........................       245,240       (3,751)      165,412       (3,612)      410,652       (7,363)
Other asset-backed........................       140,801       (1,797)      101,004       (1,767)      241,805       (3,564)
                                            -------------- ------------  ------------ ------------  ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
                                            ============== ============ ============ ============  ============ ============

BELOW INVESTMENT GRADE....................  $     72,000  $    (2,888)  $    40,186  $    (2,667)  $   112,186  $    (5,555)
                                            ============== ============ ============ ============  ============ ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (469)               $      (305)               $      (774)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006 and 2005, we had on deposit securities with a fair value of $8.2 million and $8.4 million, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $     127,977    $     155,648   $     145,354
Equity securities........................................................              --                2              44
Other investments........................................................             148              183             178
Policy loans.............................................................             581              479             122
Cash and cash equivalents................................................           3,089            1,061           1,000
                                                                            ---------------  --------------- ---------------
Total investment income..................................................         131,795          157,373         146,698
  Less: Investment expenses..............................................          (2,470)          (2,999)         (2,836)
                                                                            ---------------  --------------- ---------------
NET INVESTMENT INCOME....................................................   $     129,325    $     154,374   $     143,862
                                                                            ===============  =============== ===============

NET REALIZED INVESTMENT GAINS (LOSSES)

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

DEBT SECURITY IMPAIRMENTS................................................   $        (411)   $      (2,651)  $          --
                                                                            ---------------  --------------- ---------------
Debt security transaction gains..........................................           2,955            1,764           6,015
Debt security transaction losses.........................................          (7,253)          (9,254)         (3,581)
Equity security transaction gains........................................              --               26           2,286
Equity security transaction losses.......................................              --              (13)             --
Other investment transaction gains (losses)..............................           2,249             (441)            402
Cash equivalent transaction losses.......................................              --               --              (1)
                                                                            ---------------  --------------- ---------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,049)          (7,918)          5,121
                                                                            ---------------  --------------- ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................   $      (2,460)   $     (10,569)  $       5,121
                                                                            ===============  =============== ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $       2,956    $     (54,591)  $     (19,782)
Equity securities........................................................              --                5          (1,953)
Other investments........................................................              10               --            (125)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ===============  =============== ===============

Net unrealized investment gains (losses).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ---------------  --------------- ---------------
Applicable deferred policy acquisition costs (Note 4)....................           4,930          (39,223)            912
Applicable deferred income tax benefit...................................            (687)          (5,377)         (7,970)
                                                                            ---------------  --------------- ---------------
Offsets to net unrealized investment losses..............................           4,243          (44,600)         (7,058)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $      (1,277)   $      (9,986)  $     (14,802)
                                                                            ===============  =============== ===============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                 YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt security purchases..................................................   $    (999,542)   $  (1,139,974)  $  (1,505,651)
Equity security purchases................................................              --               --             (40)
Other investment purchases...............................................          (1,060)          (2,434)           (411)
Policy loan advances, net................................................          (7,371)          (5,685)           (733)
                                                                            ---------------  --------------- ---------------
INVESTMENT PURCHASES.....................................................   $  (1,007,973)   $  (1,148,093)  $  (1,506,835)
                                                                            ===============  =============== ===============

Debt securities sales....................................................   $   1,178,127    $     873,995   $     886,091
Debt securities maturities and repayments................................         549,483          477,568         591,962
Equity security sales....................................................              --              279           8,798
Other investment sales...................................................             750            5,845          16,310
                                                                            ---------------  --------------- ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,728,360    $   1,357,687   $   1,503,161
                                                                            ===============  =============== ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.


MATURITIES OF DEBT SECURITIES:                                                                  AS OF DECEMBER 31, 2006
($ in thousands)                                                                             -------------------------------
                                                                                                  COST         FAIR VALUE
                                                                                             --------------- ---------------

Due in one year or less...................................................................   $     164,631   $     163,602
Due after one year through five years.....................................................         586,444         580,449
Due after five years through ten years....................................................         508,489         504,843
Due after ten years.......................................................................         804,747         802,095
                                                                                             --------------- ---------------
TOTAL.....................................................................................   $   2,064,311   $   2,050,989
                                                                                             =============== ===============


7.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:


    o Liabilities associated with the guaranteed minimum death benefit, or GMDB, are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
    o Liabilities associated with the guaranteed minimum income benefit, or GMIB, are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in thousands)                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................   $    456,148   $    427,337
Equity funds................................................................................      1,861,762      1,573,287
Other.......................................................................................         68,810         55,791
                                                                                               -------------- --------------
TOTAL.......................................................................................   $  2,386,720   $  2,056,415
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2006
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................   $      9,812   $      2,474
Incurred....................................................................................          1,399          1,094
Paid........................................................................................         (1,371)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................   $      9,840   $      3,568
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2005
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................   $      8,528   $        745
Incurred....................................................................................          2,571          1,729
Paid........................................................................................         (1,287)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................   $      9,812   $      2,474
                                                                                               ============== ==============

The reinsurance recoverable asset related to the GMDB was $27,992 thousand and $28,144 thousand as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit, or GMWB, and a guaranteed minimum accumulation benefit, or GMAB.

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in Policyholder deposit funds.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we have entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005. See Note 9 to these financial statements for more information.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.


ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in thousands)                                                            ACCOUNT       AT RISK AFTER      ATTAINED AGE
                                                                             VALUE         REINSURANCE       OF ANNUITANT
                                                                        ---------------- -----------------  ----------------

GMDB return of premium(1).............................................  $    1,315,738   $         7,962           59
GMDB step up(2).......................................................       1,648,220            34,628           61
GMDB earnings enhancement benefit (EEB)(3)............................          77,382                 3           59
GMDB greater of annual step up and roll up(4).........................          37,713             4,017           62
                                                                        ---------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.......................................  $    3,079,053   $        46,610
                                                                        ================ =================

GMIB..................................................................  $      603,412   $            --           59
GMAB..................................................................         206,069                --           54
GMWB..................................................................          27,133                --           67
                                                                        ---------------- -----------------
TOTAL AT DECEMBER 31, 2006............................................  $      836,614   $            --
                                                                        ================ =================
----------

(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $8,841 thousand.

8.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in thousands)                                                            --------------------------------------------------
                                                                                 2006             2005              2004
                                                                            ---------------  ---------------   ---------------

Income tax expense (benefit) attributable to:
  Current................................................................   $     (21,403)   $     (18,313)    $   (10,162)
  Deferred...............................................................          24,419           15,512          15,627
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).............................           3,016           (2,801)          5,465
Other comprehensive loss.................................................          (1,121)          (5,558)         (8,151)
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME (LOSS)...................   $       1,895    $      (8,359)    $    (2,686)
                                                                            ===============  ===============   =============

INCOME TAXES RECOVERED...................................................   $     (24,094)   $     (14,288)    $    (3,450)
                                                                            ===============  ===============   =============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                             YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Income before income taxes...............................................   $      13,097    $       1,422   $      22,180
                                                                            ---------------  --------------- ---------------
Income taxes at statutory rate of 35.0%..................................           4,584              498           7,763
Tax benefit attributable to tax-advantaged investment income.............          (1,572)          (2,924)         (2,264)
Tax interest.............................................................               1             (378)             --
Other, net...............................................................               3                3             (34)
                                                                            ---------------  --------------- ---------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $       3,016    $      (2,801)  $       5,465
                                                                            ===============  =============== ===============
Effective income tax (benefit) rates.....................................           23.0%         (197.0)%           24.6%
                                                                            ===============  =============== ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ in thousands)                                                                             -------------------------------
                                                                                                  2006            2005
                                                                                             --------------- ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     102,603   $      63,793
Unearned premiums / deferred revenues.....................................................          10,817           7,482
Net operating loss carryover benefits.....................................................              --           7,970
Other.....................................................................................              --           1,137
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         113,420          80,382
                                                                                             --------------- ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         207,513         150,281
Employee benefits.........................................................................              --           1,907
Investments...............................................................................             849           1,550
Other.....................................................................................           1,712              --
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         210,074         153,738
                                                                                             --------------- ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $      96,654   $      73,356
                                                                                             =============== ===============

We are included in the life/non-life consolidated federal income tax return filed by PNX.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2006 and 2005 will be realized.

As of December 31, 2006, we had current taxes payable of $2,974 thousand.


9.  RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $203,521 thousand, $108,701 thousand and $82,050 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $18,650 thousand and $42,373 thousand as of December 31, 2006 and 2005, respectively.

During 2006, we entered into a contract with Phoenix Life whereby we cede to Phoenix Life the liabilities related to certain guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $220 thousand at December 31, 2006. This amount is included in our balance sheet in other general account assets.

Phoenix Investment Partners Ltd. (PXP), an indirect wholly-owned subsidiary of PNX, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,439 thousand, $2,993 thousand and $2,810 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $106 thousand and $0 thousand, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $245 thousand and $181 thousand as of December 31, 2006 and 2005, respectively. The variable product separate account fees retained by PXP were $684 thousand, $697 thousand and $1,120 thousand for 2006, 2005 and 2004, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners Ltd., is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $38,062 thousand, $35,422 thousand and $39,491 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $278 thousand and $2,162 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $105,993 thousand, $54,927 thousand and $28,962 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $4,187 thousand and $11,090 thousand as of December 31, 2006 and 2005, respectively.

Until May 31, 2004, Griffith, formerly an indirect wholly-owned subsidiary of PNX, sold certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $96 thousand for the five months ended May 31, 2004.

Effective May 31, 2004, PNX sold Griffith to an unrelated third party.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life of $1,843 thousand and $16,354 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life and Annuity of $16 thousand and $19 thousand, respectively. We do not charge any fees for this service.

Until 2006, Phoenix Life provided life insurance premium processing services to us for life insurance policies. In connection with this service, at December 31, 2005, we had policy-related receivables of $31,119 thousand. Phoenix Life did not charge us for these services.

10. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


11. OTHER COMPREHENSIVE INCOME

SOURCES OF                                                                YEAR ENDED DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                   ------------------------------------------------------------------------------
($ in thousands)                                         2006                      2005                       2004
                                              -------------------------- -------------------------- ------------------------
                                                  GROSS         NET         GROSS          NET         GROSS         NET
                                              ------------- ------------ ------------  ------------ ------------ -----------

 Unrealized gains (losses) on investments...  $     (1,743) $    (2,985) $   (64,714)  $   (16,717) $   (17,140) $  (11,734)
 Net realized investment gains (losses) on
   available-for-sale securities included
   in net income............................         4,709        1,708       10,128         6,731       (4,720)     (3,068)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Net unrealized investment gains (losses)...         2,966       (1,277)     (54,586)       (9,986)     (21,860)    (14,802)
 Net unrealized losses on derivative
   instruments..............................        (1,241)        (807)        (516)         (335)        (517)       (336)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Other comprehensive income (loss)..........         1,725  $    (2,084)     (55,102)  $   (10,321)     (22,377) $  (15,138)
                                              ------------- ============ ------------  ============ ------------ ===========
 Applicable deferred policy acquisition              4,930                   (39,223)                       912
   cost amortization........................
 Applicable deferred income tax benefit.....        (1,121)                   (5,558)                   (8,151)
                                              -------------              ------------               ------------
 Offsets to other comprehensive income......         3,809                   (44,781)                   (7,239)
                                              -------------              ------------               ------------
 OTHER COMPREHENSIVE LOSS...................  $     (2,084)              $   (10,321)               $  (15,138)
                                              =============              ============               ============


 COMPONENTS OF ACCUMULATED                                                          AS OF DECEMBER 31,
 OTHER COMPREHENSIVE INCOME:                                -----------------------------------------------------------------
 ($ in thousands)                                                         2006                              2005
                                                            --------------------------------  -------------------------------
                                                                GROSS             NET             GROSS            NET
                                                            ---------------  ---------------  --------------- ---------------

 Unrealized losses on investments.........................  $     (14,584)   $      (2,689)   $     (17,550)  $      (1,412)
 Unrealized gains on derivative instruments...............             --               --            1,241             807
                                                            ---------------  ---------------  --------------- ---------------
 Accumulated other comprehensive loss.....................        (14,584)   $      (2,689)         (16,309)  $        (605)
                                                            ---------------  ===============  --------------- ===============
 Applicable deferred policy acquisition costs.............        (10,448)                          (15,378)
 Applicable deferred income taxes.........................         (1,447)                             (326)
                                                            ---------------                   ---------------
 Offsets to other comprehensive income....................        (11,895)                          (15,704)
                                                            ---------------                   ---------------
 ACCUMULATED OTHER COMPREHENSIVE LOSS.....................  $      (2,689)                    $        (605)
                                                            ===============                   ===============

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                              CARRYING           FAIR           CARRYING          FAIR
                                                               VALUE            VALUE            VALUE           VALUE
                                                           ---------------  ---------------  --------------- ---------------

Cash and cash equivalents................................  $      47,127    $      47,127    $      25,818   $      25,818
Debt securities..........................................      2,050,989        2,050,989        2,789,491       2,789,491
Policy loans.............................................         15,542           15,542            8,171           8,171
                                                           ---------------  ---------------  --------------- ---------------
FINANCIAL ASSETS.........................................  $   2,113,658    $   2,113,658    $   2,823,480   $   2,823,480
                                                           ===============  ===============  =============== ===============

Investment contracts.....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                             -------------  ---------------   -------------- ---------------
FINANCIAL LIABILITIES....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                           ===============  ===============  =============== ===============

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognized an after-tax gain of $0.8 million, $0.3 million and $0.3 million for the years ended December 31, 2006, 2005 and 2004 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2006, 2005 and 2004, we reclassified after-tax gains of $1.2 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2006 and 2005.


13. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2006, 2005 and 2004. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Statutory capital and surplus............................................   $     220,342    $     264,825   $     245,831
Asset valuation reserve..................................................          14,320            5,575           7,370
                                                                            ---------------  --------------- ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE...................   $     234,662    $     270,400   $     253,201
                                                                            ===============  =============== ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS....................................   $     (33,094)   $      12,251   $      (2,574)
                                                                            ===============  =============== ===============
STATUTORY NET INCOME (LOSS)..............................................   $     (33,994)   $      12,749   $      (3,254)
                                                                            ===============  =============== ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2007 without prior approval.


14. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS.

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of PHL Variable Insurance Company (the "Depositor") establishing the PHLVIC Variable Universal Life Account is incorporated by reference to Registrant's Initial Form S-6 (File No. 333-65823) on October 16, 1998.

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS.


      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation, dated November 1, 2000 is incorporated by reference to Registrant's Post-Effective Amendment No. 5 (File No. 333-81458), filed via EDGAR on April 30, 2004.

      (2) Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's Pre-effective Amendment No. 1 (File No. 333-119916), filed via EDGAR on February 9, 2005.

(d)   CONTRACTS.

      (1) Fixed and Flexible Premium Variable Universal Life Insurance Policy, Form Number V615 of Depositor is incorporated by reference to Registrant's Pre-effective Amendment No. 1 (File No. 333-119916), filed via Edgar on February 9, 2005.

      (2) Form of Fixed and Flexible Premium Variable Universal Life Insurance Policy, Form Number 06PEXVUL of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-6 (File No. 333-119916), filed via EDGAR, on March 14, 2006.

      (3) Form of Fixed and Flexible Premium Variable Universal Life Insurance Policy Form Number 06PEXVULreplacement pages (sections 18 and 20) of Depositor are incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(e)       APPLICATIONS.

      (1) Form of application for this product, Form OL4138 of the Depositor is incorporated by reference to Registrant's Pre-effective Amendment No. 1 (File No. 333-119916), filed via EDGAR on February 9, 2005.


      (2) Forms of application for this product, Form OL4248 and OL4250 of the Depositor are incorporated by reference to Registrant's Post-Effective Amendment 9 (File No. 333-119916), filed via EDGAR on August 14, 2006.


(f)       DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.


      (1) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Registrant's Form S-6 (File No. 333-81458), filed via EDGAR on January 28, 2002.

      (2) Bylaws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.


(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.


      (1) (a) Participation Agreement dated February 23, 1995 between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to Registrant's Form S-6 (File No. 333-65823) filed via EDGAR on October 16, 1998.

          (b) Amendment No. 1 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Registrant's Form S-6 (File No. 333-65823), filed via EDGAR on October 16, 1998.

      (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Registrant's Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

          (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

          (c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.

          (d) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 333-119916), filed via EDGAR on August 14, 2006.

      (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

      (4) (a) Fund Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

          (b) Amendment No. 1 to the Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

          (c) Amendment No. 2 to the Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

      (5) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management. Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 333-119916), filed via EDGAR on August 14, 2006.

      (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

      (7) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund, II and III, and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

      (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

      (9) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 333-119916), filed via EDGAR on August 14, 2006.

     (10) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 333-119916), filed via EDGAR on August 14, 2006.

     (11) Fund Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisors Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 333-119916), filed via EDGAR on August 14, 2006.

     (12) Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor, LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.

     (13) Fund Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.

     (14) Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376) via Edgar on February 20, 2007.

     (15) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-6 (File No. 333-76778), filed via EDGAR on April 30, 2004.


(i)   ADMINISTRATIVE CONTRACTS.


      (1) Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated January 1, 2003, is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

      (2) First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Life Insurance Company and Phoenix Life and Annuity Company, dated November 11, 2003 is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

      (3) Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is incorporated by reference to Registrant's Post -Effective Amendment No. 6 (File No. 333-76778), filed via EDGAR on February 9, 2005.

      (4) Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-6 (File No. 333-76778), filed via EDGAR on April 25, 2006.

      (5) Fourth Amendment to Service Agreement dated November 13, 2005 by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.


(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.


      Opinion and Consent of Counsel of Michele Drummey, Esq. is filed herein.


(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1) Consent of Independent Registered Public Accounting Firm is filed herein.


      (2) The Power of Attorney is incorporated by reference to Form N-4 (File No. 333-78761) Post-Effective Amendment No. 18, filed via EDGAR on April 25, 2007.


(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.


ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

NAME                               POSITION
----                               --------
Michael E. Haylon*                 Director, Executive Vice President and Chief Financial Officer
John H. Beers*                     Vice President and Secretary

Katherine P. Cody*                 Senior Vice President and Chief Accounting Officer

Daniel J. Moskey*                  Vice President and Treasurer
John R. Flores*                    Vice President and Chief Compliance Officer
Philip K. Polkinghorn*             Director and President
Tracy L. Rich*                     Executive Vice President and Assistant Secretary
James D. Wehr**                    Director, Executive Vice President and Chief Investment Officer
Christopher M. Wilkos**            Senior Vice President and Corporate Portfolio Manager

* The business address of this individual is One American Row, Hartford, CT 06103-2899
** The business address of this individual is 56 Prospect Street, Hartford, CT
   06103-2836

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

[GRAPHIC OMITTED]

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Adviser                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 29. INDEMNIFICATION.


Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Article VI. Indemnification. Section 6.01 of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, Bylaw, agreement, vote of shareholders or otherwise."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30.  PRINCIPAL UNDERWRITER.

1. Phoenix Equity Planning Corporation ("PEPCO")

   (a)  PEPCO serves as the principal underwriter for the following entities:

        Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Opportunities Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

   (b)  Directors and Executive Officers of PEPCO

                   NAME                             POSITION
                   ----                             --------
                   George R. Aylward, Jr.**         Director, Executive Vice President

                   John H. Beers*                   Vice President and Secretary
                   John R. Flores*                  Vice President and Anti-Money Laundering Officer

                   Michael E. Haylon*               Director

                   Stephen D. Gresham**             Director, Senior Vice President
                   David C. Martin*                 Vice President and Chief Compliance Officer
                   Glenn H. Pease**                 Vice President, Finance and Treasurer
                   David R. Pellerin*               Vice President and Chief Financial Officer
                   Philip K. Polkinghorn*           Executive Vice President

                   Francis G. Waltman**             Senior Vice President

       * The business address of this individual is One American Row, Hartford, CT 06103-2899.
       ** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

   (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06103-2899.

ITEM 32.  MANAGEMENT SERVICES.


Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


                 YEAR                                FEE PAID
                 -----                               --------
                  2004                               $ 98,275
                  2005                               $ 86,000
                  2006                               $101,000

ITEM 33.  FEE REPRESENTATION.


Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933, the Registrant, PHLVIC Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 10 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 10 to this Registration Statement No. 333-119916 to be signed on its behalf by the undersigned thereunto duly authorized, all in the in the City of Hartford and State of Connecticut on this 25th day of April 2007.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                     PHL VARIABLE INSURANCE COMPANY

                    By: _____________________________________
                    *Philip K. Polkinghorn
                    Director and President

By: /s/ Kathleen A. McGah
   ---------------------------------
* Kathleen A. McGah As Attorney-in-Fact pursuant to power of attorney.



As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 10 to Registration Statement No. 333-119916 on April 25, 2007.


       SIGNATURE                            TITLE
       ---------                            -----


-----------------------------------         Director, President
*Philip K. Polkinghorn

-----------------------------------         Senior Vice President and Chief Accounting Officer
*Katherine P. Cody


-----------------------------------         Director, Executive Vice President and Chief
*Michael E. Haylon                          Financial Officer


-----------------------------------         Director, Executive Vice President and Chief
 *James D. Wehr                             Investment Officer


By:  /s/ Kathleen A. McGah
     -----------------------------------------
* Kathleen A. McGah As Attorney-in-Fact pursuant to power of attorney.



                                      S-1